PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 30 .8%
Basic Materials : 0 .9%
1,725,000
(1)
Anglo American
Capital PLC, 2.250%,
03/17/2028 $ 1,484,365
0.0
1,377,000
(1)
Anglo American
Capital PLC, 3.625%,
09/11/2024 1,338,863
0.0
671,000
(1)
Anglo American
Capital PLC, 4.875%,
05/14/2025 657,271
0.0
4,048,000
(1)
Anglo American
Capital PLC, 5.500%,
05/02/2033 3,956,997
0.1
5,531,000  BHP Billiton Finance
USA Ltd., 4.900%,
02/28/2033 5,511,757
0.1
4,505,000  Celulosa Arauco y
Constitucion SA,
3.875%,
11/02/2027 4,143,993
0.1
3,735,000
(1)
Cleveland-Cliffs, Inc.,
6.750%,
04/15/2030 3,603,163
0.0
1,473,000  Dow Chemical Co.,
4.375%,
11/15/2042 1,242,739
0.0
1,420,000  FMC Corp., 5.150%,
05/18/2026 1,397,807
0.0
3,000,000
(1)
GC Treasury Center
Co. Ltd., 2.980%,
03/18/2031 2,480,808
0.0
4,410,000
(1)
Ingevity Corp., 3.875%,
11/01/2028 3,769,172
0.1
2,412,000  Inversiones CMPC SA,
4.375%,
04/04/2027 2,319,218
0.0
536,000  LYB International
Finance III LLC,
3.625%,
04/01/2051 371,390
0.0
5,000,000
(1)
MEGlobal BV, 2.625%,
04/28/2028 4,369,455
0.1
3,682,000  Mosaic Co., 5.450%,
11/15/2033 3,589,468
0.0
1,263,000
(1)(2)
Northern Star
Resources Ltd.,
6.125%,
04/11/2033 1,226,796
0.0
4,325,000
(1)
Novelis Corp., 4.750%,
01/30/2030 3,847,788
0.1
527,000  Nutrien Ltd., 5.800%,
03/27/2053 529,225
0.0
407,000  Nutrien Ltd., 5.875%,
12/01/2036 408,661
0.0
1,736,000
(1)
OCI NV, 6.700%,
03/16/2033 1,698,170
0.0
1,325,000
(1)
OCP SA, 3.750%,
06/23/2031 1,099,127
0.0
4,100,000
(2)
Olin Corp., 5.000%,
02/01/2030 3,792,500
0.1
3,492,000  Rio Tinto Finance
USA PLC, 5.000%,
03/09/2033 3,524,271
0.0
3,754,000  Rio Tinto Finance
USA PLC, 5.125%,
03/09/2053 3,788,464
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
3,189,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 $ 2,711,602
0.0
2,139,000  Steel Dynamics, Inc.,
2.400%,
06/15/2025 1,998,942
0.0
2,425,000  Suzano Austria GmbH,
3.750%,
01/15/2031 2,071,374
0.0
4,825,000  Suzano Austria GmbH,
6.000%,
01/15/2029 4,798,704
0.1
536,000  Westlake Corp.,
3.125%,
08/15/2051 336,096
0.0
72,068,186
0.9
Communications : 2 .4%
4,889,000  Amazon.com, Inc.,
2.100%,
05/12/2031 4,113,720
0.1
4,500,000  Amazon.com, Inc.,
2.875%,
05/12/2041 3,474,096
0.1
2,866,000  Amazon.com, Inc.,
4.100%,
04/13/2062 2,470,435
0.0
3,304,000  Amazon.com, Inc.,
4.550%,
12/01/2027 3,285,222
0.0
5,300,000
(1)(2)
ANGI Group LLC,
3.875%,
08/15/2028 4,333,819
0.1
1,750,000  AT&T, Inc., 3.500%,
06/01/2041 1,345,143
0.0
1,471,000  AT&T, Inc., 3.500%,
09/15/2053 1,042,386
0.0
868,000  AT&T, Inc., 3.550%,
09/15/2055 608,294
0.0
6,752,000  AT&T, Inc., 3.650%,
09/15/2059 4,705,674
0.1
1,906,000  AT&T, Inc., 3.800%,
12/01/2057 1,381,522
0.0
649,000  AT&T, Inc., 4.500%,
05/15/2035 596,974
0.0
3,480,000  AT&T, Inc., 4.900%,
08/15/2037 3,268,881
0.0
4,050,000  Bell Telephone Co. of
Canada or Bell Canada,
5.100%,
05/11/2033 4,001,844
0.1
2,314,000
(2)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 1,927,950
0.0
4,012,000  Comcast Corp.,
1.950%,
01/15/2031 3,284,317
0.0
4,396,000  Comcast Corp.,
2.650%,
02/01/2030 3,847,871
0.1
5,558,000  Comcast Corp.,
3.900%,
03/01/2038 4,834,253
0.1
1,666,000  Comcast Corp.,
3.969%,
11/01/2047 1,381,664
0.0
1,873,000  Comcast Corp.,
5.350%,
11/15/2027 1,907,421
0.0
2,065,000  Comcast Corp.,
5.350%,
05/15/2053 2,098,533
0.0
7,668,000  Comcast Corp.,
5.500%,
05/15/2064 7,782,269
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
1,366,000  Corning, Inc., 5.450%,
11/15/2079 $ 1,235,531
0.0
4,420,000
(1)
GCI LLC, 4.750%,
10/15/2028 3,773,708
0.1
4,245,000
(1)(2)
Gray Television, Inc.,
7.000%,
05/15/2027 3,626,079
0.1
5,000,000
(1)
Match Group Holdings
II LLC, 3.625%,
10/01/2031 4,114,500
0.1
2,528,000  Meta Platforms, Inc.,
3.500%,
08/15/2027 2,401,592
0.0
7,870,000  Meta Platforms, Inc.,
4.450%,
08/15/2052 6,848,479
0.1
884,000  Meta Platforms, Inc.,
4.650%,
08/15/2062 777,188
0.0
721,000  Meta Platforms, Inc.,
4.950%,
05/15/2033 720,735
0.0
1,047,000  Meta Platforms, Inc.,
5.600%,
05/15/2053 1,076,063
0.0
7,807,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 8,086,045
0.1
2,000,000
(1)
Millicom International
Cellular SA, 4.500%,
04/27/2031 1,539,100
0.0
2,160,000
(1)
NBN Co. Ltd., 1.450%,
05/05/2026 1,943,518
0.0
3,800,000
(1)(2)
NBN Co. Ltd., 1.625%,
01/08/2027 3,370,880
0.0
3,345,000  Paramount Global,
4.375%,
03/15/2043 2,362,251
0.0
4,387,000
(2)
Paramount Global,
4.950%,
01/15/2031 3,955,194
0.1
3,632,000  Paramount Global,
4.950%,
05/19/2050 2,728,229
0.0
608,000  Paramount Global,
5.250%,
04/01/2044 462,196
0.0
1,814,000  Paramount Global,
5.850%,
09/01/2043 1,547,435
0.0
4,305,000
(1)
Sirius XM Radio, Inc.,
5.500%,
07/01/2029 3,887,422
0.1
4,944,000  Sprint Capital Corp.,
6.875%,
11/15/2028 5,245,057
0.1
8,010,000  Sprint Capital Corp.,
8.750%,
03/15/2032 9,689,873
0.1
4,365,000  Telecom Italia Capital
SA, 7.721%,
06/04/2038 3,865,179
0.1
5,387,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 4,485,910
0.1
2,829,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 2,497,906
0.0
2,569,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 2,229,002
0.0
642,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 590,483
0.0
1,948,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 1,693,645
0.0
2,805,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 2,477,890
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
5,747,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 $ 5,297,961
0.1
1,048,000  T-Mobile USA, Inc.,
4.375%,
04/15/2040 926,231
0.0
899,000  T-Mobile USA, Inc.,
4.500%,
04/15/2050 771,943
0.0
1,220,000  T-Mobile USA, Inc.,
5.750%,
01/15/2054 1,261,049
0.0
3,697,000  T-Mobile USA, Inc.,
5.800%,
09/15/2062 3,760,708
0.1
311,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 245,480
0.0
469,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 391,722
0.0
1,312,000  Verizon
Communications, Inc.,
3.400%,
03/22/2041 1,013,409
0.0
3,610,000  Verizon
Communications, Inc.,
3.850%,
11/01/2042 2,923,463
0.0
895,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 826,546
0.0
730,000  Verizon
Communications, Inc.,
4.500%,
08/10/2033 689,141
0.0
6,432,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 6,023,010
0.1
4,085,000
(1)
Viasat, Inc., 5.625%,
04/15/2027 3,817,678
0.1
3,725,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 3,101,299
0.0
1,625,000  Vodafone Group PLC,
5.750%,
02/10/2063 1,573,314
0.0
4,860,000
(1)
Zayo Group Holdings,
Inc., 4.000%,
03/01/2027 3,437,887
0.1
184,984,219
2.4
Consumer, Cyclical : 1 .7%
457,186  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 425,731
0.0
2,370,259  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 2,199,219
0.0
802,247  American Airlines Pass
Through Trust 2016-2,
A, 3.650%,
12/15/2029 690,657
0.0
2,705,754  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 2,427,957
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
987,610  American Airlines
Pass Through Trust
2017-1, AA, 3.650%,
08/15/2030 $ 910,952
0.0
5,692,150  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 5,067,074
0.1
1,432,596  American Airlines
Pass Through Trust
2019-1, AA, 3.150%,
08/15/2033 1,250,802
0.0
4,028,000  American Honda
Finance Corp., 4.700%,
01/12/2028 3,998,988
0.1
4,430,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 3,941,414
0.1
4,405,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 3,969,483
0.1
3,738,647  Delta Air Lines Pass
Through Trust 20-1, A,
2.500%,
12/10/2029 3,226,537
0.0
1,196,588  Delta Air Lines Pass
Through Trust 2015-1,
AA, 3.625%,
01/30/2029 1,091,430
0.0
685,049
(1)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 665,521
0.0
1,684,000  Dollar General Corp.,
5.200%,
07/05/2028 1,667,246
0.0
1,515,000  Dollar General Corp.,
5.450%,
07/05/2033 1,504,411
0.0
3,850,000
(2)
Ford Motor Co.,
6.100%,
08/19/2032 3,735,005
0.1
3,720,000  Ford Motor Credit
Co. LLC, 5.113%,
05/03/2029 3,453,552
0.1
2,333,000  General Motors Co.,
6.125%,
10/01/2025 2,349,798
0.0
1,732,000  General Motors
Financial Co., Inc.,
4.350%,
01/17/2027 1,661,287
0.0
1,982,000  General Motors
Financial Co., Inc.,
5.850%,
04/06/2030 1,966,578
0.0
4,340,000
(1)
H&E Equipment
Services, Inc., 3.875%,
12/15/2028 3,762,260
0.1
3,050,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 3,027,217
0.0
2,901,000  Lowe's Cos., Inc.,
4.250%,
04/01/2052 2,369,732
0.0
1,692,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 1,360,226
0.0
2,043,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 2,083,406
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,554,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 $ 1,550,695
0.0
5,000,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 3,601,000
0.1
2,760,000
(1)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 2,769,375
0.0
4,690,000
(1)(2)
Sonic Automotive, Inc.,
4.875%,
11/15/2031 3,853,517
0.1
6,300,000
(2)
Target Corp., 4.400%,
01/15/2033 6,127,382
0.1
3,393,000  Target Corp., 4.800%,
01/15/2053 3,250,502
0.0
1,170,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 954,753
0.0
4,610,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 3,996,004
0.1
1,503,000  Toyota Motor Credit
Corp., 1.900%,
01/13/2027 1,358,040
0.0
1,828,000  Toyota Motor Credit
Corp., 4.450%,
06/29/2029 1,794,007
0.0
5,032,000  Toyota Motor Credit
Corp., 4.550%,
09/20/2027 4,965,099
0.1
2,759,025  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 2,738,745
0.0
3,998,804  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 3,529,999
0.1
777,272  United Airlines Pass
Through Trust 2018-1,
AA, 3.500%,
09/01/2031 702,326
0.0
2,325,000
(1)
United Airlines, Inc.,
4.625%,
04/15/2029 2,120,558
0.0
5,089,657  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 5,049,559
0.1
436,798  US Airways Pass
Through Trust 2012-2,
A, 4.625%,
12/03/2026 409,835
0.0
4,943,000  Walmart, Inc., 4.000%,
04/15/2030 4,809,946
0.1
2,471,000  Walmart, Inc., 4.100%,
04/15/2033 2,400,559
0.0
9,092,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 8,484,351
0.1
1,452,000  Warnermedia
Holdings, Inc., 5.050%,
03/15/2042 1,224,647
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
618,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 $ 503,615
0.0
1,163,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 948,583
0.0
3,925,000
(1)
ZF North America
Capital, Inc., 7.125%,
04/14/2030 3,996,196
0.1
129,945,776
1.7
Consumer, Non-cyclical : 5 .3%
3,670,000  AbbVie, Inc., 2.600%,
11/21/2024 3,523,028
0.1
374,000  AbbVie, Inc., 4.050%,
11/21/2039 325,815
0.0
7,016,000  AbbVie, Inc., 4.300%,
05/14/2036 6,448,185
0.1
4,325,000  AbbVie, Inc., 4.400%,
11/06/2042 3,875,410
0.1
5,481,000  AbbVie, Inc., 4.500%,
05/14/2035 5,210,597
0.1
1,059,000  AbbVie, Inc., 4.550%,
03/15/2035 1,009,292
0.0
2,298,000  AbbVie, Inc., 4.625%,
10/01/2042 2,079,508
0.0
4,305,000
(1)
ADT Security Corp.,
4.125%,
08/01/2029 3,723,158
0.1
2,339,000  Aetna, Inc., 6.625%,
06/15/2036 2,573,063
0.0
4,460,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 3,865,060
0.1
1,701,000  Altria Group, Inc.,
3.700%,
02/04/2051 1,141,062
0.0
1,362,000  Altria Group, Inc.,
3.875%,
09/16/2046 955,982
0.0
2,610,000  Amgen, Inc., 2.770%,
09/01/2053 1,623,958
0.0
2,165,000  Amgen, Inc., 4.400%,
02/22/2062 1,778,820
0.0
3,741,000  Amgen, Inc., 5.250%,
03/02/2033 3,747,557
0.1
8,933,000  Amgen, Inc., 5.600%,
03/02/2043 8,966,154
0.1
3,782,000  Amgen, Inc., 5.650%,
03/02/2053 3,832,792
0.1
3,126,000  Amgen, Inc., 5.750%,
03/02/2063 3,173,614
0.1
7,238,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.700%,
02/01/2036 7,045,022
0.1
4,238,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 4,054,209
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
4,324,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.450%,
01/23/2039 $ 4,477,798
0.1
2,017,000  Astrazeneca Finance
LLC, 4.900%,
03/03/2030 2,022,084
0.0
1,005,000  BAT Capital Corp.,
3.557%,
08/15/2027 924,769
0.0
2,393,000  BAT Capital Corp.,
3.734%,
09/25/2040 1,705,072
0.0
1,771,000  BAT Capital Corp.,
4.390%,
08/15/2037 1,418,055
0.0
4,315,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 4,258,847
0.1
992,000  Bristol-Myers
Squibb Co., 3.700%,
03/15/2052 805,510
0.0
3,421,000  Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 3,122,250
0.0
2,552,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 2,031,736
0.0
2,183,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 1,829,158
0.0
4,313,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 3,471,770
0.1
1,790,000  Centene Corp., 2.625%,
08/01/2031 1,428,778
0.0
27,103,000  Centene Corp., 3.000%,
10/15/2030 22,610,867
0.3
3,190,000  Centene Corp., 4.625%,
12/15/2029 2,939,065
0.0
2,705,000
(2)
Central Garden &
Pet Co., 4.125%,
10/15/2030 2,269,388
0.0
3,471,000  Cigna Group, 3.250%,
04/15/2025 3,326,184
0.1
7,297,000  Cigna Group, 4.800%,
08/15/2038 6,895,878
0.1
3,345,000
(1)
CSL Finance PLC,
4.750%,
04/27/2052 3,118,857
0.0
1,398,000
(1)
CSL Finance PLC,
4.950%,
04/27/2062 1,296,302
0.0
4,475,000  CVS Health Corp.,
2.700%,
08/21/2040 3,127,123
0.1
2,465,000  CVS Health Corp.,
3.875%,
07/20/2025 2,396,413
0.0
3,492,000  CVS Health Corp.,
4.125%,
04/01/2040 2,945,669
0.0
2,326,000  CVS Health Corp.,
4.780%,
03/25/2038 2,147,888
0.0
786,000  CVS Health Corp.,
5.125%,
07/20/2045 727,616
0.0
690,000  CVS Health Corp.,
5.300%,
06/01/2033 689,270
0.0
2,253,000  CVS Health Corp.,
6.000%,
06/01/2063 2,320,206
0.0
7,379,000
(1)
Danone SA, 2.947%,
11/02/2026 6,905,534
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
3,850,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 $ 3,083,108
0.0
4,395,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 3,777,889
0.1
1,778,000  Elevance Health, Inc.,
4.900%,
02/08/2026 1,749,441
0.0
3,589,000  Eli Lilly & Co., 4.875%,
02/27/2053 3,689,172
0.1
2,101,000  Eli Lilly & Co., 4.950%,
02/27/2063 2,145,980
0.0
3,194,000  Equifax, Inc., 5.100%,
06/01/2028 3,149,417
0.1
2,221,000
(1)
ERAC USA Finance
LLC, 5.400%,
05/01/2053 2,219,084
0.0
1,960,000
(2)
Estee Lauder Cos., Inc.,
4.650%,
05/15/2033 1,928,050
0.0
3,543,000  Estee Lauder Cos., Inc.,
5.150%,
05/15/2053 3,611,224
0.1
2,801,000
(1)
Fresenius Medical Care
US Finance III, Inc.,
1.875%,
12/01/2026 2,417,657
0.0
10,098,000  Global Payments, Inc.,
1.200%,
03/01/2026 8,978,459
0.1
1,760,000  Global Payments, Inc.,
5.950%,
08/15/2052 1,686,625
0.0
1,917,000  Haleon US Capital LLC,
3.375%,
03/24/2029 1,743,171
0.0
1,282,000  HCA, Inc., 2.375%,
07/15/2031 1,026,081
0.0
2,570,000
(1)
HCA, Inc., 3.125%,
03/15/2027 2,361,672
0.0
1,245,000  HCA, Inc., 3.500%,
09/01/2030 1,091,929
0.0
8,542,000  HCA, Inc., 4.125%,
06/15/2029 7,909,055
0.1
3,544,000
(1)
HCA, Inc., 4.375%,
03/15/2042 2,938,910
0.0
3,076,000  HCA, Inc., 4.500%,
02/15/2027 2,968,863
0.0
1,449,000  HCA, Inc., 5.250%,
04/15/2025 1,431,297
0.0
2,866,000  HCA, Inc., 5.500%,
06/01/2033 2,862,701
0.0
3,014,000  HCA, Inc., 5.900%,
06/01/2053 2,988,660
0.0
2,509,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 1.500%,
06/01/2025 2,300,324
0.0
3,305,000  Humana, Inc., 1.350%,
02/03/2027 2,877,543
0.0
3,259,000  Johnson & Johnson,
3.625%,
03/03/2037 2,935,476
0.0
5,044,000
(1)
Kenvue, Inc., 4.900%,
03/22/2033 5,106,743
0.1
2,085,000
(1)
Kenvue, Inc., 5.050%,
03/22/2028 2,103,190
0.0
253,000
(1)
Kenvue, Inc., 5.050%,
03/22/2053 258,475
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
4,276,000
(1)
Kenvue, Inc., 5.100%,
03/22/2043 $ 4,350,078
0.1
3,660,000
(1)
Kenvue, Inc., 5.200%,
03/22/2063 3,750,240
0.1
4,490,000  Kraft Heinz Foods Co.,
4.625%,
10/01/2039 4,061,863
0.1
3,255,000  Kraft Heinz Foods Co.,
6.875%,
01/26/2039 3,671,761
0.1
2,495,000
(1)
Mars, Inc., 3.875%,
04/01/2039 2,117,517
0.0
3,221,000  McKesson Corp.,
5.250%,
02/15/2026 3,210,285
0.1
4,875,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 4,241,290
0.1
7,114,000  Medtronic Global
Holdings SCA, 4.500%,
03/30/2033 6,975,364
0.1
1,170,000  Merck & Co., Inc.,
4.500%,
05/17/2033 1,161,066
0.0
2,012,000  Merck & Co., Inc.,
4.900%,
05/17/2044 2,018,489
0.0
2,858,000  Merck & Co., Inc.,
5.000%,
05/17/2053 2,897,497
0.0
2,983,000  Merck & Co., Inc.,
5.150%,
05/17/2063 3,049,477
0.0
1,416,000  Molson Coors
Beverage Co., 4.200%,
07/15/2046 1,173,829
0.0
2,294,000  Mylan, Inc., 5.200%,
04/15/2048 1,788,965
0.0
2,889,000
(1)
Nestle Holdings, Inc.,
3.900%,
09/24/2038 2,593,020
0.0
3,573,000
(1)
Nestle Holdings, Inc.,
4.125%,
10/01/2027 3,496,681
0.1
4,220,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 4.125%,
04/30/2028 3,749,917
0.1
5,271,000
(2)
PayPal Holdings, Inc.,
2.300%,
06/01/2030 4,472,409
0.1
7,861,000  PayPal Holdings, Inc.,
5.250%,
06/01/2062 7,646,145
0.1
11,070,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 11,032,596
0.2
513,000  Pfizer Investment
Enterprises Pte Ltd.,
5.110%,
05/19/2043 514,494
0.0
9,344,000  Pfizer Investment
Enterprises Pte Ltd.,
5.300%,
05/19/2053 9,722,116
0.1
2,044,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 2,070,130
0.0
9,831,000  Philip Morris
International, Inc.,
5.375%,
02/15/2033 9,814,770
0.1
3,850,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 3,378,121
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
4,410,000
(1)
Post Holdings, Inc.,
5.500%,
12/15/2029 $ 4,074,971
0.1
4,380,000
(1)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 3,757,755
0.1
3,028,000  Reynolds American,
Inc., 5.850%,
08/15/2045 2,696,488
0.0
2,515,000
(1)
Roche Holdings, Inc.,
2.607%,
12/13/2051 1,706,497
0.0
1,626,000  Royalty Pharma PLC,
1.200%,
09/02/2025 1,466,991
0.0
2,055,000
(2)
Royalty Pharma PLC,
1.750%,
09/02/2027 1,763,378
0.0
1,466,000  Royalty Pharma PLC,
2.200%,
09/02/2030 1,179,334
0.0
1,749,000  S&P Global, Inc.,
1.250%,
08/15/2030 1,378,370
0.0
5,049,000  S&P Global, Inc.,
2.700%,
03/01/2029 4,547,926
0.1
4,980,000  S&P Global, Inc.,
2.900%,
03/01/2032 4,318,488
0.1
2,461,000
(1)
Triton Container
International Ltd.,
2.050%,
04/15/2026 2,149,613
0.0
1,814,000
(1)
Triton Container
International Ltd.,
3.150%,
06/15/2031 1,397,510
0.0
1,470,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 1,093,162
0.0
748,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 578,832
0.0
2,117,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 1,777,642
0.0
1,590,000  UnitedHealth Group,
Inc., 3.750%,
10/15/2047 1,310,343
0.0
4,097,000  UnitedHealth Group,
Inc., 4.200%,
05/15/2032 3,912,929
0.1
3,195,000  UnitedHealth Group,
Inc., 5.050%,
04/15/2053 3,178,088
0.1
4,888,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 4,894,583
0.1
2,271,000  Utah Acquisition
Sub, Inc., 5.250%,
06/15/2046 1,792,043
0.0
3,434,000
(2)
Viatris, Inc., 2.700%,
06/22/2030 2,780,721
0.0
10,763,000  Viatris, Inc., 3.850%,
06/22/2040 7,446,504
0.1
403,664,857
5.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy : 3 .1%
3,275,000
(1)
Antero Resources
Corp., 5.375%,
03/01/2030 $ 3,034,878
0.0
9,210,000  Apache Corp., 5.100%,
09/01/2040 7,495,973
0.1
4,114,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 2,812,635
0.0
3,175,000
(3)
BP Capital Markets
PLC, 4.875%,
12/31/2199 2,895,997
0.0
2,032,000  Cenovus Energy, Inc.,
5.400%,
06/15/2047 1,842,419
0.0
2,031,000
(1)
Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 2,039,449
0.0
3,173,000  ConocoPhillips Co.,
5.300%,
05/15/2053 3,230,294
0.1
5,032,000  Coterra Energy, Inc.,
3.900%,
05/15/2027 4,746,292
0.1
3,975,000
(1)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp., 5.625%,
05/01/2027 3,772,275
0.1
4,250,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 3,264,614
0.1
6,342,000
(2)
Diamondback
Energy, Inc., 6.250%,
03/15/2033 6,563,280
0.1
1,572,000  Diamondback
Energy, Inc., 6.250%,
03/15/2053 1,591,843
0.0
4,425,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 3,817,747
0.1
8,250,000  Ecopetrol SA, 6.875%,
04/29/2030 7,532,347
0.1
2,175,000  Ecopetrol SA, 8.625%,
01/19/2029 2,182,721
0.0
3,450,000
(1)
EIG Pearl Holdings Sarl,
3.545%,
08/31/2036 2,949,698
0.0
400,000
(1)
Empresa Nacional
del Petroleo, 3.750%,
08/05/2026 379,568
0.0
7,100,000  Empresa Nacional
del Petroleo, 3.750%,
08/05/2026 6,737,333
0.1
4,370,000  Enbridge, Inc., 5.700%,
03/08/2033 4,431,995
0.1
3,241,000
(3)
Enbridge, Inc., 7.375%,
01/15/2083 3,186,254
0.1
3,241,000
(3)
Enbridge, Inc., 7.625%,
01/15/2083 3,264,889
0.1
5,373,000
(3)
Enbridge, Inc. 20-A,
5.750%,
07/15/2080 4,858,773
0.1
325,000  Energy Transfer L.P.,
4.250%,
04/01/2024 320,088
0.0
444,000  Energy Transfer L.P.,
4.900%,
03/15/2035 407,648
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
4,946,000  Energy Transfer L.P.,
5.300%,
04/01/2044 $ 4,294,350
0.1
6,849,000  Energy Transfer L.P.,
5.300%,
04/15/2047 5,966,478
0.1
1,003,000  Energy Transfer L.P.,
5.350%,
05/15/2045 877,985
0.0
2,561,000  Energy Transfer L.P.,
5.750%,
02/15/2033 2,581,286
0.0
554,000  Energy Transfer L.P.,
6.000%,
06/15/2048 526,164
0.0
2,704,000  Energy Transfer
L.P. 20Y, 5.800%,
06/15/2038 2,596,904
0.0
1,263,000  Energy Transfer L.P.
/ Regency Energy
Finance Corp., 4.500%,
11/01/2023 1,257,994
0.0
3,800,000
(1)
EnLink Midstream LLC,
6.500%,
09/01/2030 3,799,608
0.1
2,292,000
(3)
Enterprise Products
Operating LLC D,
8.304%, (US0003M +
2.986%),
08/16/2077 2,259,408
0.0
2,642,000
(2)
Equinor ASA, 3.125%,
04/06/2030 2,420,987
0.0
731,858
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.160%,
03/31/2034 623,209
0.0
949,850
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.940%,
09/30/2040 764,346
0.0
2,875,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.129%,
02/23/2038 2,940,671
0.0
2,875,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.510%,
02/23/2042 2,992,032
0.0
4,045,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 3,620,789
0.1
1,295,000  Kinder Morgan Energy
Partners L.P., 4.250%,
09/01/2024 1,269,273
0.0
2,332,000  Kinder Morgan, Inc.,
5.550%,
06/01/2045 2,151,177
0.0
899,000  Marathon Petroleum
Corp., 5.000%,
09/15/2054 743,448
0.0
3,850,000  Marathon Petroleum
Corp., 5.125%,
12/15/2026 3,814,142
0.1
431,000  Marathon Petroleum
Corp., 6.500%,
03/01/2041 444,653
0.0
1,491,000  MPLX L.P., 1.750%,
03/01/2026 1,354,116
0.0
5,080,000  MPLX L.P., 4.000%,
03/15/2028 4,790,978
0.1
168,000  MPLX L.P., 5.200%,
03/01/2047 147,572
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
2,014,000  MPLX L.P., 5.500%,
02/15/2049 $ 1,827,293
0.0
1,847,000
(1)
Northern Natural
Gas Co., 3.400%,
10/16/2051 1,263,966
0.0
1,581,000  Occidental Petroleum
Corp., 6.625%,
09/01/2030 1,644,240
0.0
1,524,000  Occidental Petroleum
Corp., 7.500%,
05/01/2031 1,666,182
0.0
946,000
(2)
Occidental Petroleum
Corp., 8.500%,
07/15/2027 1,022,730
0.0
1,067,000  ONEOK Partners L.P.,
6.125%,
02/01/2041 1,032,636
0.0
2,785,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 2,699,635
0.0
1,900,000  ONEOK, Inc., 5.850%,
01/15/2026 1,907,910
0.0
274,000  ONEOK, Inc., 6.100%,
11/15/2032 278,855
0.0
1,169,000  Ovintiv, Inc., 5.650%,
05/15/2028 1,146,714
0.0
699,000  Ovintiv, Inc., 6.250%,
07/15/2033 689,893
0.0
1,206,000  Ovintiv, Inc., 6.500%,
08/15/2034 1,209,644
0.0
1,870,000  Ovintiv, Inc., 7.100%,
07/15/2053 1,926,546
0.0
2,052,000  Ovintiv, Inc., 7.375%,
11/01/2031 2,201,945
0.0
5,000,000
(1)
Pertamina Persero PT,
2.300%,
02/09/2031 4,081,364
0.1
750,000
(2)
Pertamina Persero PT,
5.625%,
05/20/2043 723,567
0.0
2,280,000  Petroleos del Peru SA,
4.750%,
06/19/2032 1,745,549
0.0
4,000,000
(1)
Petroleos del Peru SA,
4.750%,
06/19/2032 3,062,367
0.0
10,350,000  Petroleos Mexicanos,
5.950%,
01/28/2031 7,568,961
0.1
6,103,000  Petroleos Mexicanos,
6.700%,
02/16/2032 4,645,814
0.1
2,243,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 3.550%,
12/15/2029 1,978,349
0.0
3,468,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.650%,
10/15/2025 3,379,764
0.1
2,025,000
(1)(2)
QatarEnergy, 3.300%,
07/12/2051 1,490,572
0.0
5,250,000
(1)
Reliance Industries Ltd.,
2.875%,
01/12/2032 4,381,541
0.1
5,250,000
(1)
Reliance Industries Ltd.,
3.625%,
01/12/2052 3,752,104
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,971,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 $ 1,869,197
0.0
4,352,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 4,286,312
0.1
2,136,000
(1)
Santos Finance Ltd.,
3.649%,
04/29/2031 1,775,162
0.0
4,487,000  Schlumberger
Investment SA, 4.850%,
05/15/2033 4,414,702
0.1
1,803,000  Targa Resources Corp.,
4.200%,
02/01/2033 1,597,325
0.0
1,381,000  Targa Resources Corp.,
4.950%,
04/15/2052 1,142,749
0.0
985,000  Targa Resources Corp.,
6.250%,
07/01/2052 964,143
0.0
3,394,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 3,140,417
0.1
1,424,000  Teck Resources Ltd.,
6.000%,
08/15/2040 1,392,920
0.0
2,452,000  TotalEnergies Capital
International SA,
2.986%,
06/29/2041 1,868,889
0.0
3,850,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 3,886,603
0.1
9,065,000  Western Midstream
Operating L.P., 5.300%,
03/01/2048 7,581,018
0.1
10,875,000  Williams Cos., Inc.,
4.000%,
09/15/2025 10,502,577
0.1
237,346,735
3.1
Financial : 9 .9%
4,863,000
(1)(3)
ABN AMRO Bank NV,
3.324%,
03/13/2037 3,700,070
0.1
513,000  Alexandria Real Estate
Equities, Inc., 3.550%,
03/15/2052 350,714
0.0
501,000  Alexandria Real Estate
Equities, Inc., 5.150%,
04/15/2053 449,798
0.0
3,799,000  Alleghany Corp.,
3.250%,
08/15/2051 2,723,361
0.0
1,768,000  Alleghany Corp.,
3.625%,
05/15/2030 1,643,774
0.0
123,000  Alleghany Corp.,
4.900%,
09/15/2044 114,707
0.0
1,468,000
(3)
American Express Co.,
4.990%,
05/01/2026 1,450,495
0.0
1,293,000
(3)
American Express Co.,
5.043%,
05/01/2034 1,265,388
0.0
1,264,000  American Homes 4
Rent L.P., 2.375%,
07/15/2031 1,005,533
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,841,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 $ 2,457,910
0.0
1,551,000  American Homes 4
Rent L.P., 4.300%,
04/15/2052 1,212,476
0.0
678,000  American International
Group, Inc., 3.900%,
04/01/2026 651,935
0.0
4,220,000  American International
Group, Inc., 5.125%,
03/27/2033 4,124,231
0.1
2,537,000  American Tower Corp.,
3.650%,
03/15/2027 2,377,766
0.0
1,787,000  American Tower Corp.,
5.250%,
07/15/2028 1,767,877
0.0
3,872,000  American Tower Corp.,
5.550%,
07/15/2033 3,902,162
0.1
1,938,000  American Tower Corp.,
5.650%,
03/15/2033 1,967,057
0.0
4,772,000  Arthur J Gallagher
& Co., 5.750%,
03/02/2053 4,803,448
0.1
4,433,000  Assurant, Inc., 3.700%,
02/22/2030 3,816,219
0.1
2,876,000
(1)
Aviation Capital
Group LLC, 1.950%,
09/20/2026 2,494,572
0.0
4,559,000
(1)
Aviation Capital
Group LLC, 5.500%,
12/15/2024 4,464,863
0.1
3,654,000
(1)
Aviation Capital
Group LLC, 6.250%,
04/15/2028 3,648,974
0.1
10,471,000
(1)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 8,839,422
0.1
2,000,000  Banco Nacional de
Panama, 2.500%,
08/11/2030 1,575,488
0.0
3,750,000
(1)
Banco Nacional de
Panama, 2.500%,
08/11/2030 2,954,041
0.0
4,200,000  Banco Santander SA,
2.746%,
05/28/2025 3,945,348
0.1
3,200,000
(2)(3)
Banco Santander SA,
3.225%,
11/22/2032 2,538,377
0.0
3,975,000
(1)(3)
Bank Hapoalim BM,
3.255%,
01/21/2032 3,417,431
0.0
8,000,000
(3)
Bank of America Corp.,
1.530%,
12/06/2025 7,482,042
0.1
7,399,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 6,609,729
0.1
1,968,000
(3)
Bank of America Corp.,
1.843%,
02/04/2025 1,917,699
0.0
1,495,000
(3)
Bank of America Corp.,
2.015%,
02/13/2026 1,400,735
0.0
4,896,000
(3)
Bank of America Corp.,
2.087%,
06/14/2029 4,180,314
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,181,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 $ 944,937
0.0
8,996,000
(3)
Bank of America Corp.,
2.482%,
09/21/2036 6,886,299
0.1
2,299,000
(3)
Bank of America Corp.,
2.551%,
02/04/2028 2,076,703
0.0
4,388,000
(3)
Bank of America Corp.,
2.572%,
10/20/2032 3,575,719
0.1
3,179,000
(3)
Bank of America Corp.,
2.676%,
06/19/2041 2,234,132
0.0
4,997,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 4,143,293
0.1
4,396,000
(3)
Bank of America Corp.,
2.884%,
10/22/2030 3,788,292
0.1
3,188,000
(3)
Bank of America Corp.,
3.194%,
07/23/2030 2,812,576
0.0
6,014,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 5,520,293
0.1
5,616,000
(3)
Bank of America Corp.,
3.593%,
07/21/2028 5,224,958
0.1
5,552,000
(3)
Bank of America Corp.,
3.846%,
03/08/2037 4,751,118
0.1
1,718,000
(3)
Bank of America Corp.,
3.970%,
03/05/2029 1,609,927
0.0
998,000
(3)
Bank of America Corp.,
4.083%,
03/20/2051 828,294
0.0
8,454,000
(3)
Bank of America Corp.,
4.271%,
07/23/2029 8,027,361
0.1
3,221,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 3,187,812
0.0
17,937,000
(3)
Bank of America Corp.,
5.288%,
04/25/2034 17,778,362
0.2
2,980,000
(3)
Bank of America Corp.
N, 2.651%,
03/11/2032 2,469,369
0.0
9,449,000
(3)
Bank of America
Corp. RR, 4.375%,
12/31/2199 8,081,257
0.1
11,239,000
(3)
Bank of Nova Scotia,
4.588%,
05/04/2037 9,695,351
0.1
6,605,000
(1)
Banque Federative
du Credit Mutuel SA,
4.935%,
01/26/2026 6,483,536
0.1
2,958,000
(3)
Barclays PLC, 7.119%,
06/27/2034 2,958,490
0.0
2,407,000  BlackRock, Inc.,
4.750%,
05/25/2033 2,367,086
0.0
2,362,000
(1)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 1,955,010
0.0
4,773,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 3,559,773
0.1
11,441,000
(1)
Blackstone Holdings
Finance Co. LLC,
6.200%,
04/22/2033 11,697,189
0.2
2,094,000
(1)
BPCE SA, 5.150%,
07/21/2024 2,056,759
0.0
7,020,000
(1)
BPCE SA, 5.700%,
10/22/2023 6,990,118
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
3,280,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 $ 2,811,899
0.0
5,432,000
(3)
Capital One Financial
Corp., 3.273%,
03/01/2030 4,617,827
0.1
4,291,000
(3)
Capital One Financial
Corp., 6.312%,
06/08/2029 4,265,581
0.1
3,019,000
(3)
Capital One Financial
Corp., 6.377%,
06/08/2034 2,999,046
0.0
3,521,000  CBRE Services, Inc.,
5.950%,
08/15/2034 3,479,737
0.1
4,783,000
(3)
Charles Schwab Corp.,
5.643%,
05/19/2029 4,783,106
0.1
7,229,000
(3)
Charles Schwab Corp.,
5.853%,
05/19/2034 7,341,638
0.1
3,277,000  Chubb INA Holdings,
Inc., 1.375%,
09/15/2030 2,608,657
0.0
1,971,000  CI Financial Corp.,
4.100%,
06/15/2051 1,200,896
0.0
2,555,000  Citizens Financial
Group, Inc., 2.500%,
02/06/2030 2,005,126
0.0
599,000  Citizens Financial
Group, Inc., 2.638%,
09/30/2032 423,792
0.0
1,590,000
(3)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 1,370,642
0.0
1,520,000
(1)
Commonwealth Bank
of Australia, 3.743%,
09/12/2039 1,144,397
0.0
4,480,000
(2)
Corebridge Financial,
Inc., 3.900%,
04/05/2032 3,898,699
0.1
9,697,000
(3)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 9,311,624
0.1
2,700,000
(1)
Corp Financiera de
Desarrollo SA, 2.400%,
09/28/2027 2,355,210
0.0
4,068,000
(1)
Credit Suisse AG,
6.500%,
08/08/2023 4,053,192
0.1
1,962,000  Credit Suisse AG/
New York NY, 1.250%,
08/07/2026 1,690,463
0.0
3,808,000  Credit Suisse AG/
New York NY, 5.000%,
07/09/2027 3,678,947
0.1
6,608,000
(1)(3)
Credit Suisse
Group AG, 9.016%,
11/15/2033 7,925,532
0.1
596,000  Crown Castle, Inc.,
2.100%,
04/01/2031 477,394
0.0
386,000  Crown Castle, Inc.,
2.500%,
07/15/2031 317,410
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,566,000  Crown Castle, Inc.,
2.900%,
03/15/2027 $ 2,350,601
0.0
297,000  Crown Castle, Inc.,
3.300%,
07/01/2030 262,720
0.0
1,216,000  Crown Castle, Inc.,
4.800%,
09/01/2028 1,180,831
0.0
3,580,000  CubeSmart L.P.,
2.250%,
12/15/2028 3,021,001
0.0
2,407,000
(1)(3)
Depository Trust &
Clearing Corp. D,
3.375%,
12/31/2199 1,775,391
0.0
2,897,000  Discover Bank, 4.250%,
03/13/2026 2,739,817
0.0
2,404,000
(3)
Discover Bank, 4.682%,
08/09/2028 2,198,072
0.0
5,565,000  First Horizon Bank,
5.750%,
05/01/2030 4,838,010
0.1
95,000
(3)
Goldman Sachs
Group, Inc., 3.210%,
04/22/2042 70,301
0.0
1,030,000  Hartford Financial
Services Group, Inc.,
5.950%,
10/15/2036 1,058,630
0.0
8,526,000
(1)(3)
Hartford Financial
Services Group,
Inc. ICON, 7.446%,
(US0003M + 2.125%),
02/12/2067 7,098,366
0.1
3,980,000  Healthpeak OP LLC,
5.250%,
12/15/2032 3,876,869
0.1
2,116,000
(3)
HSBC Holdings PLC,
1.589%,
05/24/2027 1,868,575
0.0
2,569,000
(3)
HSBC Holdings PLC,
1.645%,
04/18/2026 2,367,547
0.0
6,500,000
(3)
HSBC Holdings PLC,
2.099%,
06/04/2026 6,018,190
0.1
6,688,000
(3)
HSBC Holdings PLC,
2.206%,
08/17/2029 5,601,325
0.1
4,759,000
(3)
HSBC Holdings PLC,
2.633%,
11/07/2025 4,522,744
0.1
3,307,000
(3)
HSBC Holdings PLC,
2.999%,
03/10/2026 3,137,202
0.0
4,853,000
(3)
HSBC Holdings PLC,
4.600%,
12/31/2199 3,706,479
0.1
5,160,000
(3)
HSBC Holdings PLC,
5.402%,
08/11/2033 5,143,129
0.1
4,831,000
(3)
HSBC Holdings PLC,
6.000%,
12/31/2199 4,329,784
0.1
4,380,000
(3)
HSBC Holdings PLC,
6.332%,
03/09/2044 4,544,692
0.1
1,835,000
(3)
Huntington Bancshares,
Inc., 2.487%,
08/15/2036 1,294,799
0.0
414,000  Huntington Bancshares,
Inc., 2.550%,
02/04/2030 332,088
0.0
4,727,000  Huntington National
Bank, 5.650%,
01/10/2030 4,518,214
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
6,522,000
(1)
Intact Financial Corp.,
5.459%,
09/22/2032 $ 6,502,698
0.1
4,235,000  Intercontinental
Exchange, Inc.,
1.850%,
09/15/2032 3,256,781
0.0
3,483,000  Intercontinental
Exchange, Inc.,
2.650%,
09/15/2040 2,482,602
0.0
3,210,000
(1)(3)
Intesa Sanpaolo SpA,
7.778%,
06/20/2054 3,202,192
0.0
7,190,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 6,120,458
0.1
5,067,000
(3)
JPMorgan Chase & Co.,
0.969%,
06/23/2025 4,811,140
0.1
3,479,000
(3)
JPMorgan Chase & Co.,
1.040%,
02/04/2027 3,099,855
0.0
3,444,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 3,042,521
0.0
3,798,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 3,413,304
0.0
5,582,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 4,791,489
0.1
3,784,000
(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 3,365,720
0.0
1,361,000
(3)
JPMorgan Chase & Co.,
2.301%,
10/15/2025 1,297,447
0.0
1,531,000
(3)
JPMorgan Chase & Co.,
2.595%,
02/24/2026 1,452,496
0.0
6,475,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 5,949,976
0.1
4,270,000
(3)
JPMorgan Chase & Co.,
3.797%,
07/23/2024 4,264,984
0.1
755,000
(3)
JPMorgan Chase & Co.,
3.960%,
01/29/2027 726,233
0.0
2,485,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 2,383,390
0.0
1,155,000  KeyBank NA/
Cleveland OH, 4.900%,
08/08/2032 918,247
0.0
4,654,000
(3)
KeyCorp, 4.789%,
06/01/2033 3,903,817
0.1
1,287,000  Kite Realty Group L.P.,
4.000%,
10/01/2026 1,155,296
0.0
4,890,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 3,984,403
0.1
1,662,000  Life Storage L.P.,
4.000%,
06/15/2029 1,509,809
0.0
3,503,000
(3)
Lloyds Banking
Group PLC, 5.871%,
03/06/2029 3,477,531
0.1
9,427,000
(3)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 8,636,546
0.1
3,274,000
(1)
Metropolitan Life Global
Funding I, 5.150%,
03/28/2033 3,240,530
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
5,820,000
(3)
Mizuho Financial
Group, Inc., 5.748%,
07/06/2034 $ 5,843,926
0.1
3,912,000
(3)
Morgan Stanley,
0.790%,
05/30/2025 3,717,427
0.1
3,075,000
(3)
Morgan Stanley,
0.791%,
01/22/2025 2,980,505
0.0
17,410,000
(3)
Morgan Stanley,
1.512%,
07/20/2027 15,431,140
0.2
3,968,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 3,554,168
0.1
5,414,000
(3)
Morgan Stanley,
2.188%,
04/28/2026 5,084,581
0.1
2,425,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 2,190,294
0.0
481,000
(3)
Morgan Stanley,
2.699%,
01/22/2031 409,288
0.0
1,986,000
(3)
Morgan Stanley,
2.720%,
07/22/2025 1,915,799
0.0
1,722,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 1,590,254
0.0
2,750,000  Morgan Stanley,
3.875%,
01/27/2026 2,655,556
0.0
3,524,000  Morgan Stanley,
4.000%,
07/23/2025 3,422,539
0.1
2,439,000
(3)
Morgan Stanley,
4.457%,
04/22/2039 2,174,953
0.0
4,138,000
(3)
Morgan Stanley,
5.164%,
04/20/2029 4,090,567
0.1
23,098,000
(3)
Morgan Stanley,
5.250%,
04/21/2034 22,818,949
0.3
5,907,000
(3)
Morgan Stanley,
5.297%,
04/20/2037 5,592,423
0.1
15,924,000
(3)
Morgan Stanley,
5.948%,
01/19/2038 15,726,630
0.2
1,334,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 1,371,984
0.0
5,197,000
(3)
Morgan Stanley,
6.342%,
10/18/2033 5,530,961
0.1
5,135,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 3.500%,
03/15/2031 3,543,292
0.1
3,230,000
(1)
National Australia
Bank Ltd., 6.429%,
01/12/2033 3,274,725
0.0
3,513,000
(3)
NatWest Group PLC,
5.808%,
09/13/2029 3,464,166
0.1
4,255,000
(2)
Navient Corp., 5.000%,
03/15/2027 3,810,447
0.1
5,087,000
(1)
New York Life Global
Funding, 4.550%,
01/28/2033 4,904,558
0.1
3,862,000
(3)
Northern Trust Corp.,
3.375%,
05/08/2032 3,428,875
0.1
8,696,000  Northern Trust Corp.,
6.125%,
11/02/2032 9,019,587
0.1
2,773,000  Old Republic
International Corp.,
3.850%,
06/11/2051 1,982,929
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
7,000,000  ORIX Corp., 3.250%,
12/04/2024 $ 6,722,904
0.1
3,592,000
(1)
OWL Rock Core
Income Corp., 7.750%,
09/16/2027 3,577,392
0.1
10,085,000
(3)
PartnerRe Finance
B LLC, 4.500%,
10/01/2050 8,435,850
0.1
2,118,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 1,430,342
0.0
1,580,000  Piedmont Operating
Partnership L.P.,
4.450%,
03/15/2024 1,544,507
0.0
2,078,000
(3)
PNC Financial Services
Group, Inc. U, 6.000%,
12/31/2199 1,875,395
0.0
11,560,000
(3)
PNC Financial Services
Group, Inc. W, 6.250%,
12/31/2199 10,406,890
0.1
3,636,000  Prologis L.P., 5.125%,
01/15/2034 3,612,252
0.1
2,654,000  Prologis L.P., 5.250%,
06/15/2053 2,610,675
0.0
726,000  Realty Income Corp.,
3.950%,
08/15/2027 690,463
0.0
2,498,000  Realty Income Corp.,
4.875%,
06/01/2026 2,472,394
0.0
1,250,000  Retail Opportunity
Investments Partnership
L.P., 5.000%,
12/15/2023 1,231,866
0.0
3,171,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 2,475,760
0.0
5,055,000
(1)
Rocket Mortgage LLC
/ Rocket Mortgage
Co-Issuer, Inc., 3.875%,
03/01/2031 4,103,434
0.1
1,792,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 1,338,904
0.0
3,082,000
(3)
Santander UK Group
Holdings PLC, 2.469%,
01/11/2028 2,693,527
0.0
1,384,000
(3)
Truist Financial Corp.,
1.267%,
03/02/2027 1,221,272
0.0
22,416,000
(3)
Truist Financial Corp.,
5.867%,
06/08/2034 22,435,410
0.3
2,281,000
(2)(3)
Truist Financial Corp.,
6.202%, (US0003M +
0.650%),
03/15/2028 1,986,161
0.0
2,587,000
(3)
Truist Financial Corp.
N, 4.800%,
12/31/2199 2,211,885
0.0
5,426,000
(3)
Truist Financial Corp.
Q, 5.100%,
12/31/2199 4,720,620
0.1
3,180,000  UBS AG, 5.125%,
05/15/2024 3,131,441
0.0
3,853,000
(1)(3)
UBS Group AG,
1.364%,
01/30/2027 3,378,282
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,375,000
(1)(3)
UBS Group AG,
1.494%,
08/10/2027 $ 1,181,835
0.0
3,222,000
(1)(3)
UBS Group AG,
2.193%,
06/05/2026 2,956,176
0.0
1,999,000
(1)(3)
UBS Group AG,
4.751%,
05/12/2028 1,896,017
0.0
4,480,000
(3)
US Bancorp, 5.836%,
06/12/2034 4,514,472
0.1
1,005,000  Ventas Realty L.P.,
5.700%,
09/30/2043 949,505
0.0
2,994,000
(3)
Wells Fargo & Co.,
2.164%,
02/11/2026 2,820,907
0.0
3,932,000
(3)
Wells Fargo & Co.,
2.188%,
04/30/2026 3,685,957
0.1
5,017,000
(3)
Wells Fargo & Co.,
2.393%,
06/02/2028 4,474,339
0.1
13,580,000
(3)
Wells Fargo & Co.,
2.406%,
10/30/2025 12,937,143
0.2
1,564,000
(3)
Wells Fargo & Co.,
3.068%,
04/30/2041 1,151,661
0.0
21,836,000
(3)
Wells Fargo & Co.,
5.389%,
04/24/2034 21,706,687
0.3
1,397,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 1,373,001
0.0
3,850,000
(1)
XHR L.P., 4.875%,
06/01/2029 3,304,840
0.0
761,354,316
9.9
Industrial : 2 .0%
2,571,000  Avnet, Inc., 5.500%,
06/01/2032 2,443,325
0.0
2,611,000  Avnet, Inc., 6.250%,
03/15/2028 2,637,978
0.0
4,500,000  Berry Global, Inc.,
1.650%,
01/15/2027 3,885,062
0.1
3,395,000  Boeing Co., 3.250%,
02/01/2028 3,119,327
0.0
3,884,000  Boeing Co., 3.250%,
02/01/2035 3,151,789
0.0
1,177,000  Boeing Co., 3.625%,
02/01/2031 1,060,419
0.0
791,000  Boeing Co., 3.850%,
11/01/2048 584,385
0.0
3,324,000  Boeing Co., 4.875%,
05/01/2025 3,277,875
0.1
3,715,000  Boeing Co., 5.150%,
05/01/2030 3,681,567
0.1
3,937,000  Boeing Co., 5.805%,
05/01/2050 3,925,970
0.1
1,657,000  Boeing Co., 5.930%,
05/01/2060 1,642,398
0.0
3,103,000  Burlington Northern
Santa Fe LLC, 3.900%,
08/01/2046 2,568,570
0.0
427,000  Burlington Northern
Santa Fe LLC, 4.050%,
06/15/2048 366,620
0.0
641,000  Burlington Northern
Santa Fe LLC, 4.150%,
04/01/2045 558,637
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,326,000  Burlington Northern
Santa Fe LLC, 4.450%,
03/15/2043 $ 1,206,554
0.0
741,000  Burlington Northern
Santa Fe LLC, 4.550%,
09/01/2044 684,114
0.0
2,567,000  Burlington Northern
Santa Fe LLC, 5.150%,
09/01/2043 2,544,496
0.0
3,814,000  Burlington Northern
Santa Fe LLC, 5.200%,
04/15/2054 3,894,115
0.1
3,090,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 2,891,373
0.0
719,000  CSX Corp., 4.500%,
08/01/2054 638,391
0.0
2,626,000  CSX Corp., 4.650%,
03/01/2068 2,355,925
0.0
2,580,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 2,560,650
0.0
3,850,000
(1)
Energizer Holdings,
Inc., 4.375%,
03/31/2029 3,322,550
0.1
2,605,020  FedEx Corp. Class AA
Pass Through Trust
20-1, AA, 1.875%,
08/20/2035 2,132,414
0.0
2,097,000  Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 2,100,784
0.0
859,000  John Deere Capital
Corp., 3.350%,
04/18/2029 799,728
0.0
7,572,000  John Deere Capital
Corp., 4.700%,
06/10/2030 7,527,333
0.1
3,608,000  John Deere Capital
Corp., 4.750%,
01/20/2028 3,607,634
0.1
2,887,000  Lockheed Martin Corp.,
4.750%,
02/15/2034 2,881,719
0.0
2,924,000  Lockheed Martin Corp.,
5.200%,
02/15/2055 3,020,021
0.0
1,470,000  Lockheed Martin Corp.,
5.900%,
11/15/2063 1,674,954
0.0
8,125,000
(1)
MISC Capital Two
Labuan Ltd., 3.750%,
04/06/2027 7,608,881
0.1
1,224,000  Norfolk Southern Corp.,
4.100%,
05/15/2121 865,403
0.0
217,000  Northrop Grumman
Corp., 4.950%,
03/15/2053 211,611
0.0
3,060,000  Northrop Grumman
Corp., 5.150%,
05/01/2040 3,017,437
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
3,618,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.200%,
11/15/2025 $ 3,219,724
0.1
4,922,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.700%,
06/15/2026 4,349,866
0.1
6,481,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.200%,
06/15/2030 6,521,018
0.1
211,000  Raytheon Technologies
Corp., 3.650%,
08/16/2023 210,481
0.0
3,933,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 3,621,381
0.1
7,750,000  Raytheon Technologies
Corp., 4.500%,
06/01/2042 7,138,802
0.1
3,431,000  Raytheon Technologies
Corp., 5.150%,
02/27/2033 3,479,402
0.1
3,630,000  Raytheon Technologies
Corp., 5.375%,
02/27/2053 3,773,222
0.1
3,438,000  Ryder System, Inc.,
5.250%,
06/01/2028 3,397,190
0.1
3,235,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 2,816,559
0.0
4,197,000
(1)
SMBC Aviation Capital
Finance DAC, 1.900%,
10/15/2026 3,672,267
0.1
3,850,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 3,103,651
0.0
4,925,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 4,269,960
0.1
1,744,000  Trane Technologies
Financing Ltd., 5.250%,
03/03/2033 1,766,386
0.0
5,745,000
(1)
TTX Co., 3.600%,
01/15/2025 5,563,680
0.1
502,000
(1)
TTX Co., 4.200%,
07/01/2046 426,374
0.0
846,000
(1)
TTX Co., 5.650%,
12/01/2052 898,482
0.0
540,000  Union Pacific Corp.,
3.750%,
02/05/2070 409,297
0.0
1,757,000  Union Pacific Corp.,
3.799%,
10/01/2051 1,441,900
0.0
1,851,000  Union Pacific Corp.,
3.839%,
03/20/2060 1,475,606
0.0
438,000  Union Pacific Corp.,
3.875%,
02/01/2055 354,647
0.0
1,512,000  Union Pacific Corp.,
5.150%,
01/20/2063 1,519,137
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,322,000  Waste Connections,
Inc., 2.600%,
02/01/2030 $ 1,144,866
0.0
1,992,000  Waste Management,
Inc., 4.625%,
02/15/2030 1,964,235
0.0
1,530,000  Waste Management,
Inc., 4.625%,
02/15/2033 1,499,922
0.0
156,488,064
2.0
Technology : 1 .4%
5,075,000
(2)
Advanced Micro
Devices, Inc., 3.924%,
06/01/2032 4,813,034
0.1
7,089,000  Advanced Micro
Devices, Inc., 4.393%,
06/01/2052 6,461,261
0.1
1,937,000  Apple, Inc., 2.850%,
08/05/2061 1,320,091
0.0
1,040,000  Apple, Inc., 3.450%,
02/09/2045 877,813
0.0
1,147,000  Apple, Inc., 4.100%,
08/08/2062 1,005,133
0.0
1,012,000  Apple, Inc., 4.150%,
05/10/2030 996,487
0.0
664,000
(2)
Apple, Inc., 4.300%,
05/10/2033 660,765
0.0
3,494,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 2,642,563
0.0
12,216,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 11,062,398
0.2
2,143,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 2,179,152
0.0
3,218,000  HP, Inc., 2.650%,
06/17/2031 2,595,213
0.0
2,322,000  International Business
Machines Corp.,
3.500%,
05/15/2029 2,144,312
0.0
2,819,000  KLA Corp., 5.250%,
07/15/2062 2,856,444
0.0
5,963,000  Kyndryl Holdings, Inc.,
2.050%,
10/15/2026 5,148,489
0.1
2,946,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 2,398,700
0.0
2,266,000  Kyndryl Holdings, Inc.,
3.150%,
10/15/2031 1,701,559
0.0
7,542,000  Microsoft Corp.,
2.921%,
03/17/2052 5,615,937
0.1
4,533,000  NXP BV / NXP
Funding LLC, 5.350%,
03/01/2026 4,504,305
0.1
1,628,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.250%,
11/30/2051 1,086,870
0.0
1,900,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.400%,
05/01/2030 1,682,371
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
4,775,000
(1)
Open Text Holdings,
Inc., 4.125%,
12/01/2031 $ 3,920,977
0.1
6,520,000  Oracle Corp., 2.300%,
03/25/2028 5,757,629
0.1
2,948,000  Oracle Corp., 3.650%,
03/25/2041 2,273,152
0.0
4,921,000  Oracle Corp., 3.800%,
11/15/2037 4,026,374
0.1
297,000  Oracle Corp., 3.850%,
07/15/2036 248,065
0.0
2,979,000  Oracle Corp., 6.150%,
11/09/2029 3,104,800
0.1
5,883,000  QUALCOMM, Inc.,
6.000%,
05/20/2053 6,589,623
0.1
2,799,900
(1)
Seagate HDD Cayman,
9.625%,
12/01/2032 3,092,680
0.1
1,215,000  Texas Instruments, Inc.,
3.650%,
08/16/2032 1,129,240
0.0
2,583,000  Texas Instruments, Inc.,
4.900%,
03/14/2033 2,647,499
0.0
3,003,000  Texas Instruments, Inc.,
5.000%,
03/14/2053 3,045,884
0.0
7,764,000  Texas Instruments, Inc.,
5.050%,
05/18/2063 7,786,024
0.1
2,496,000  VMware, Inc., 1.400%,
08/15/2026 2,205,297
0.0
107,580,141
1.4
Utilities : 4 .1%
3,671,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 3,496,307
0.1
2,870,000  AES Corp., 1.375%,
01/15/2026 2,565,128
0.0
2,714,000
(1)
AES Corp., 3.950%,
07/15/2030 2,435,592
0.0
3,051,000  AES Corp., 5.450%,
06/01/2028 2,998,585
0.1
2,273,000  Alabama Power Co.,
3.450%,
10/01/2049 1,668,167
0.0
3,377,000
(3)
American Electric
Power Co., Inc.,
3.875%,
02/15/2062 2,699,000
0.0
2,784,000
(1)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 2,306,547
0.0
4,130,000
(1)
American Transmission
Systems, Inc., 5.000%,
09/01/2044 3,854,469
0.1
1,793,000  Appalachian Power Co.
Y, 4.500%,
03/01/2049 1,516,076
0.0
9,776,000  Avangrid, Inc., 3.200%,
04/15/2025 9,300,846
0.1
2,544,000  Avangrid, Inc., 3.800%,
06/01/2029 2,320,892
0.0
2,080,000  Baltimore Gas and
Electric Co., 5.400%,
06/01/2053 2,115,765
0.0
2,237,000  Black Hills Corp.,
3.050%,
10/15/2029 1,917,608
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,720,000  Black Hills Corp.,
4.250%,
11/30/2023 $ 1,708,270
0.0
1,893,000  Black Hills Corp.,
4.350%,
05/01/2033 1,687,695
0.0
2,166,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 1,986,931
0.0
1,593,000
(3)
CMS Energy Corp.,
3.750%,
12/01/2050 1,233,460
0.0
7,338,000
(3)
CMS Energy Corp.,
4.750%,
06/01/2050 6,327,044
0.1
2,224,000  Connecticut Light and
Power Co., 5.250%,
01/15/2053 2,261,083
0.0
731,000  Consolidated Edison
Co. of New York,
Inc. 05-A, 5.300%,
03/01/2035 723,004
0.0
4,603,000  Dominion Energy, Inc.,
5.375%,
11/15/2032 4,621,723
0.1
731,000
(3)
Dominion Energy, Inc.
C, 4.350%,
12/31/2199 617,784
0.0
1,081,000  DTE Electric Co.,
5.400%,
04/01/2053 1,117,126
0.0
1,295,000  Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 1,099,857
0.0
587,000  Duke Energy Carolinas
LLC, 3.750%,
06/01/2045 463,213
0.0
1,542,000  Duke Energy Carolinas
LLC, 3.875%,
03/15/2046 1,231,774
0.0
2,366,000  Duke Energy Carolinas
LLC, 4.000%,
09/30/2042 1,966,156
0.0
55,000  Duke Energy Carolinas
LLC, 4.250%,
12/15/2041 47,695
0.0
3,011,000  Duke Energy Carolinas
LLC, 5.350%,
01/15/2053 3,054,751
0.1
735,000
(3)
Duke Energy Corp.,
4.875%,
12/31/2199 707,732
0.0
4,024,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 3,308,144
0.1
2,285,000  Duke Energy Florida
LLC, 5.950%,
11/15/2052 2,494,032
0.0
1,834,000  Duke Energy Indiana
LLC, 2.750%,
04/01/2050 1,174,139
0.0
1,998,000  Duke Energy Indiana
LLC, 5.400%,
04/01/2053 2,017,114
0.0
1,662,000  Duke Energy Ohio, Inc.,
2.125%,
06/01/2030 1,380,494
0.0
2,693,000  Duke Energy Ohio, Inc.,
3.700%,
06/15/2046 2,052,946
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
906,000  Duke Energy Ohio, Inc.,
5.650%,
04/01/2053 $ 930,411
0.0
3,413,000  Duke Energy Progress
LLC, 3.700%,
10/15/2046 2,663,987
0.0
1,792,000  Duke Energy Progress
LLC, 4.100%,
05/15/2042 1,515,659
0.0
104,000  Duke Energy Progress
LLC, 4.100%,
03/15/2043 87,515
0.0
2,505,000  Duke Energy Progress
LLC, 4.200%,
08/15/2045 2,090,490
0.0
1,645,000
(1)
Duquesne Light
Holdings, Inc., 2.532%,
10/01/2030 1,317,856
0.0
861,000
(1)
Enel Finance America
LLC, 7.100%,
10/14/2027 905,333
0.0
2,695,000  Entergy Arkansas LLC,
2.650%,
06/15/2051 1,684,978
0.0
706,000  Entergy Arkansas LLC,
3.350%,
06/15/2052 506,063
0.0
2,090,000  Entergy Arkansas LLC,
4.200%,
04/01/2049 1,755,586
0.0
1,432,000  Entergy Arkansas LLC,
5.150%,
01/15/2033 1,436,419
0.0
4,202,000  Entergy Corp., 0.900%,
09/15/2025 3,775,555
0.1
2,722,000  Entergy Corp., 2.400%,
06/15/2031 2,206,396
0.0
1,286,000  Entergy Corp., 2.800%,
06/15/2030 1,091,671
0.0
3,667,000  Entergy Louisiana LLC,
4.200%,
04/01/2050 3,081,603
0.1
3,014,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 2,959,348
0.0
2,172,000  Entergy Texas, Inc.,
4.000%,
03/30/2029 2,051,388
0.0
1,643,000  Evergy Kansas
Central, Inc., 3.250%,
09/01/2049 1,162,291
0.0
3,888,000  Evergy Kansas
Central, Inc., 5.700%,
03/15/2053 4,011,045
0.1
2,216,000  Evergy Metro,
Inc. 2020, 2.250%,
06/01/2030 1,847,289
0.0
4,991,000  Eversource Energy,
2.900%,
03/01/2027 4,601,785
0.1
4,159,000  Eversource Energy,
5.125%,
05/15/2033 4,101,606
0.1
3,026,000  Eversource Energy,
5.450%,
03/01/2028 3,048,960
0.1
2,943,000  Eversource Energy Q,
0.800%,
08/15/2025 2,651,546
0.0
2,750,000  Eversource Energy U,
1.400%,
08/15/2026 2,444,468
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
4,871,000  Exelon Corp., 5.150%,
03/15/2028 $ 4,851,599
0.1
1,961,000  Florida Power &
Light Co., 4.625%,
05/15/2030 1,931,952
0.0
1,373,000  Florida Power &
Light Co., 4.800%,
05/15/2033 1,363,856
0.0
1,609,000  Georgia Power Co.,
4.650%,
05/16/2028 1,577,746
0.0
3,055,000  Georgia Power Co. A,
2.200%,
09/15/2024 2,921,156
0.0
898,000  Inkia Energy Ltd.,
5.875%,
11/09/2027 856,686
0.0
4,400,000  Interstate Power and
Light Co., 3.250%,
12/01/2024 4,249,327
0.1
2,383,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 2,158,549
0.0
1,087,000
(1)
Jersey Central Power
& Light Co., 2.750%,
03/01/2032 897,656
0.0
3,199,000
(1)
Jersey Central Power
& Light Co., 4.300%,
01/15/2026 3,095,928
0.1
1,461,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 1,489,347
0.0
1,461,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 1,489,225
0.0
271,000  Mississippi Power Co.,
4.750%,
10/15/2041 230,602
0.0
4,552,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 3,796,762
0.1
2,460,000
(1)
Monongahela
Power Co., 3.550%,
05/15/2027 2,308,535
0.0
2,983,000
(1)
Narragansett Electric
Co., 3.395%,
04/09/2030 2,664,884
0.0
4,763,000  National Rural Utilities
Cooperative Finance
Corp., 2.400%,
03/15/2030 4,029,319
0.1
3,798,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 3,166,381
0.1
1,016,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 943,057
0.0
2,571,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 2,690,640
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
2,983,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 7.125%,
09/15/2053 $ 2,990,573
0.1
2,160,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 8.209%,
(US0003M + 2.910%),
04/30/2043 2,105,136
0.0
4,273,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 3,811,533
0.1
1,857,000  NextEra Energy Capital
Holdings, Inc., 2.440%,
01/15/2032 1,507,274
0.0
5,461,000
(3)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 4,611,974
0.1
3,711,000  NextEra Energy Capital
Holdings, Inc., 4.255%,
09/01/2024 3,651,068
0.1
2,183,000  NextEra Energy Capital
Holdings, Inc., 5.050%,
02/28/2033 2,150,466
0.0
4,500,000  NextEra Energy Capital
Holdings, Inc., 6.051%,
03/01/2025 4,518,928
0.1
4,000,000  NiSource, Inc., 0.950%,
08/15/2025 3,649,534
0.1
1,684,000  NSTAR Electric Co.,
1.950%,
08/15/2031 1,352,231
0.0
2,827,000  ONE Gas, Inc., 1.100%,
03/11/2024 2,735,820
0.0
4,188,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 2,994,885
0.1
2,484,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 1,883,739
0.0
5,149,000  PacifiCorp, 5.350%,
12/01/2053 4,709,183
0.1
3,209,000  PacifiCorp, 5.500%,
05/15/2054 3,015,165
0.1
2,167,000  PECO Energy Co.,
4.900%,
06/15/2033 2,164,178
0.0
2,473,000
(1)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 2,436,737
0.0
750,000
(1)
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 5.375%,
01/25/2029 742,566
0.0
4,500,000
(1)
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 5.450%,
05/21/2028 4,516,200
0.1
2,675,000  Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 5.450%,
05/21/2028 2,684,630
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
3,100,000  PPL Electric Utilities
Corp., 5.250%,
05/15/2053 $ 3,165,893
0.1
1,265,000  Public Service Co. of
Colorado, 5.250%,
04/01/2053 1,216,561
0.0
493,000  Public Service Co.
of New Hampshire,
5.150%,
01/15/2053 496,065
0.0
321,000  Public Service Electric
and Gas Co., 3.800%,
03/01/2046 260,176
0.0
697,000  Public Service Electric
and Gas Co., 5.125%,
03/15/2053 703,748
0.0
2,889,000  Public Service
Enterprise Group, Inc.,
0.800%,
08/15/2025 2,613,565
0.0
1,749,000  Public Service
Enterprise Group, Inc.,
1.600%,
08/15/2030 1,371,292
0.0
6,396,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 5,175,994
0.1
3,312,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 3,381,168
0.1
6,575,000
(3)
Sempra Energy,
4.125%,
04/01/2052 5,327,697
0.1
2,518,000  Sempra Energy,
5.500%,
08/01/2033 2,503,240
0.0
4,593,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 3,859,928
0.1
813,000  Southern California
Edison Co., 4.050%,
03/15/2042 659,061
0.0
3,430,000  Southern Co., 5.113%,
08/01/2027 3,400,687
0.1
4,457,000
(3)
Southern Co. 21-A,
3.750%,
09/15/2051 3,804,050
0.1
4,975,000
(3)
Southern Co. B,
4.000%,
01/15/2051 4,613,417
0.1
1,958,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 1,934,451
0.0
4,444,000  Southwestern Electric
Power Co. N, 1.650%,
03/15/2026 4,019,771
0.1
1,709,000  Tampa Electric Co.,
4.350%,
05/15/2044 1,452,139
0.0
1,078,000  Union Electric Co.,
5.450%,
03/15/2053 1,100,738
0.0
2,672,000  Virginia Electric and
Power Co., 5.450%,
04/01/2053 2,677,999
0.0
3,426,000  Virginia Electric and
Power Co. B, 3.800%,
09/15/2047 2,684,823
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
8,850,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 $ 7,760,186
0.1
4,673,000  WEC Energy Group,
Inc., 1.375%,
10/15/2027 3,994,195
0.1
2,748,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 2,366,477
0.0
927,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 918,745
0.0
1,297,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 1,295,995
0.0
1,500,000  Wisconsin Electric
Power Co., 1.700%,
06/15/2028 1,287,542
0.0
3,590,000  Wisconsin Public
Service Corp., 3.671%,
12/01/2042 2,836,905
0.0
318,233,932
4.1
Total Corporate Bonds/
Notes
(Cost $2,557,742,741)
2,371,666,226
30.8
U.S. GOVERNMENT AGENCY OBLIGATIONS : 19 .5%
Federal Home Loan Mortgage Corporation : 1 .8%
(4)
214,516
2.500
%,
05/01/2030 200,082
0.0
356,999
2.500
%,
05/01/2030 331,795
0.0
498,602
2.500
%,
06/01/2030 463,366
0.0
772,879
3.000
%,
11/01/2042 699,078
0.0
744,602
3.000
%,
02/01/2043 673,499
0.0
709,109
3.000
%,
03/01/2045 641,353
0.0
969,206
3.000
%,
03/01/2045 876,616
0.0
2,296,503
3.000
%,
04/01/2045 2,077,078
0.0
2,461,353
3.000
%,
04/01/2045 2,226,187
0.0
1,087,324
3.000
%,
10/01/2046 980,393
0.0
9,041,472
3.000
%,
10/01/2046 8,108,837
0.1
3,402,953
3.000
%,
03/01/2048 3,052,094
0.1
4,377,526
3.000
%,
03/01/2048 3,925,513
0.1
10,803,565
3.000
%,
08/01/2048 9,671,333
0.1
3,450,985
3.500
%,
01/01/2045 3,215,210
0.1
1,203,272
3.500
%,
03/01/2045 1,121,102
0.0
5,628,121
3.500
%,
12/01/2046 5,233,735
0.1
9,651,693
3.500
%,
12/01/2046 8,952,411
0.1
4,147,147
3.500
%,
04/01/2047 3,871,627
0.1
2,876,975
3.500
%,
07/01/2047 2,661,718
0.0
2,694,305
3.500
%,
10/01/2047 2,493,468
0.0
10,557,603
3.500
%,
01/01/2048 9,761,296
0.1
1,423,014
3.500
%,
03/01/2048 1,315,690
0.0
25,846,853
3.500
%,
03/01/2048 23,961,964
0.3
17,112,797
3.500
%,
11/01/2048 15,848,607
0.2
290,192
4.000
%,
10/01/2041 277,850
0.0
575,513
4.000
%,
12/01/2041 551,040
0.0
1,442,754
4.000
%,
08/01/2044 1,381,422
0.0
402,948
4.000
%,
07/01/2045 386,080
0.0
746,289
4.000
%,
09/01/2045 713,791
0.0
992,313
4.000
%,
09/01/2045 950,029
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
1,263,934
4.000
%,
09/01/2045 $ 1,209,682
0.0
9,359,843
4.000
%,
11/01/2045 8,956,149
0.1
1,003,168
4.000
%,
05/01/2046 959,278
0.0
673,316
4.000
%,
05/01/2047 646,084
0.0
3,439,116
4.000
%,
11/01/2047 3,262,973
0.1
200,150
4.000
%,
03/01/2048 191,190
0.0
4,031,811
4.000
%,
06/01/2048 3,873,353
0.1
3,500,000
4.350
%,
01/01/2030 3,356,452
0.1
146,227
4.500
%,
08/01/2041 143,710
0.0
418,678
4.500
%,
09/01/2041 414,191
0.0
388,334
4.500
%,
10/01/2041 384,174
0.0
1,038,159
4.500
%,
03/01/2044 1,020,606
0.0
1,804,479
4.500
%,
02/01/2048 1,772,017
0.0
240,630
4.500
%,
06/01/2048 236,152
0.0
39,162
5.000
%,
01/01/2041 39,513
0.0
208,918
5.000
%,
04/01/2041 211,112
0.0
12,823
5.500
%,
07/01/2037 13,196
0.0
794,472
5.500
%,
11/01/2038 816,601
0.0
2,569
(3)
5.552
%, (US0012M +
1.803%),
05/01/2037 2,540
0.0
874
6.000
%,
12/01/2028 884
0.0
10,295
6.000
%,
01/01/2029 10,404
0.0
254
6.500
%,
01/01/2024 260
0.0
2,316
6.500
%,
12/01/2031 2,383
0.0
225,531
6.500
%,
09/01/2034 233,180
0.0
144,380,348
1.8
Federal National Mortgage Association : 0 .4%
(4)
16,478,467
3.000
%,
12/01/2054 14,505,669
0.2
2,383,542
3.500
%,
01/01/2044 2,218,708
0.0
23,343
(3)
3.637
%, (US0012M +
1.387%),
07/01/2035 22,811
0.0
3,007,154
4.000
%,
12/01/2046 2,888,460
0.1
1,073,866
4.500
%,
09/01/2047 1,087,673
0.0
8,280,047
5.000
%,
08/01/2056 8,288,345
0.1
62,015
6.000
%,
05/01/2038 62,319
0.0
29,073,985
0.4
Government National Mortgage Association : 3 .6%
9,309,546
2.500
%,
03/20/2051 8,100,338
0.1
5,476,426
2.500
%,
04/20/2051 4,728,145
0.1
21,968,004
2.500
%,
04/20/2051 19,110,491
0.2
7,559,404
2.500
%,
05/20/2051 6,573,859
0.1
19,628,261
2.500
%,
08/20/2051 17,035,071
0.2
8,508,543
2.500
%,
09/20/2051 7,381,987
0.1
33,263,989
2.500
%,
10/20/2051 28,850,246
0.4
14,692,772
2.500
%,
11/20/2051 12,732,608
0.2
19,526,209
2.500
%,
12/20/2051 16,928,932
0.2
25,666,570
2.500
%,
04/20/2052 22,249,289
0.3
6,048,988
3.000
%,
10/20/2049 5,498,596
0.1
3,249,857
3.000
%,
11/20/2049 2,954,959
0.0
2,745,722
3.000
%,
10/20/2051 2,463,929
0.0
4,504,440
3.000
%,
10/20/2051 4,081,642
0.1
2,750,338
3.000
%,
11/20/2051 2,492,185
0.0
619,561
3.500
%,
07/20/2046 572,169
0.0
3,032,227
3.500
%,
07/20/2046 2,740,838
0.0
991,345
3.500
%,
10/20/2046 922,868
0.0
455,160
3.500
%,
02/20/2047 426,324
0.0
383,218
3.500
%,
03/20/2047 358,641
0.0
298,237
3.500
%,
07/20/2047 279,549
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
572,471
3.500
%,
08/20/2047 $ 535,759
0.0
903,657
3.500
%,
09/20/2047 841,233
0.0
6,150,433
3.500
%,
12/20/2047 5,762,519
0.1
3,736,963
3.500
%,
01/20/2048 3,497,618
0.0
3,247,397
3.500
%,
02/20/2048 3,039,184
0.0
5,703,037
3.500
%,
02/20/2048 5,337,657
0.1
569,679
3.500
%,
03/20/2048 533,140
0.0
15,012,132
3.500
%,
03/20/2048 14,050,757
0.2
113,920
4.000
%,
11/20/2040 110,684
0.0
636,158
4.000
%,
03/20/2046 612,046
0.0
8,246,179
4.000
%,
09/20/2047 7,940,396
0.1
3,998,268
4.000
%,
02/20/2050 3,833,953
0.1
6,237,512
4.000
%,
05/20/2053 5,905,524
0.1
146,033
4.500
%,
10/15/2039 144,206
0.0
106,758
4.500
%,
11/15/2039 105,520
0.0
118,425
4.500
%,
11/15/2039 117,053
0.0
37,667
4.500
%,
12/15/2039 37,196
0.0
6,814,052
4.500
%,
08/20/2040 6,770,748
0.1
7,958,051
4.500
%,
09/20/2040 7,868,669
0.1
5,241,599
4.500
%,
06/20/2041 5,204,146
0.1
33,941
4.500
%,
08/20/2041 33,726
0.0
645,885
4.500
%,
09/15/2047 633,066
0.0
38,156,000
(5)
5.000
%,
07/15/2053 37,497,213
0.5
276,894,679
3.6
Uniform Mortgage-Backed Securities : 13 .7%
19,148,585
2.000
%,
12/01/2050 15,764,707
0.2
11,927,382
2.000
%,
05/01/2051 9,866,930
0.1
25,913,604
2.000
%,
05/01/2051 21,193,490
0.3
34,618,954
2.000
%,
05/01/2051 28,390,046
0.4
982,097
2.000
%,
07/01/2051 803,156
0.0
5,081,059
2.000
%,
08/01/2051 4,166,949
0.1
10,652,202
2.000
%,
08/01/2051 8,718,289
0.1
20,665,715
2.000
%,
09/01/2051 16,891,870
0.2
9,720,870
2.000
%,
10/01/2051 7,946,122
0.1
964,811
2.000
%,
11/01/2051 791,909
0.0
2,159,009
2.000
%,
11/01/2051 1,772,772
0.0
17,584,181
2.000
%,
11/01/2051 14,473,215
0.2
9,098,212
2.000
%,
12/01/2051 7,486,197
0.1
29,248,793
2.000
%,
12/01/2051 23,898,265
0.3
5,010,749
2.000
%,
01/01/2052 4,138,552
0.1
4,430,918
2.000
%,
02/01/2052 3,647,522
0.1
5,028,243
2.000
%,
02/01/2052 4,129,484
0.1
8,625,829
2.000
%,
02/01/2052 7,097,154
0.1
8,747,491
2.000
%,
02/01/2052 7,202,922
0.1
12,219,422
2.000
%,
02/01/2052 10,056,632
0.1
12,346,886
2.000
%,
02/01/2052 10,166,780
0.1
14,484,985
2.000
%,
02/01/2052 11,930,874
0.2
24,918,612
2.000
%,
02/01/2052 20,366,160
0.3
27,400,406
2.000
%,
02/01/2052 22,502,850
0.3
4,894,163
2.000
%,
03/01/2052 4,018,634
0.1
5,436,065
2.000
%,
03/01/2052 4,497,788
0.1
5,815,244
2.000
%,
03/01/2052 4,763,261
0.1
28,189,181
2.000
%,
03/01/2052 23,028,561
0.3
6,515,923
2.000
%,
04/01/2052 5,365,418
0.1
685,046
2.500
%,
05/01/2030 637,093
0.0
1,009,184
2.500
%,
06/01/2030 938,664
0.0
1,356,825
2.500
%,
06/01/2030 1,261,890
0.0
577,097
2.500
%,
07/01/2030 536,757
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
14,611
2.500
%,
02/01/2050 $ 12,488
0.0
23,438
2.500
%,
04/01/2050 20,018
0.0
19,387
2.500
%,
05/01/2050 16,558
0.0
35,783
2.500
%,
05/01/2050 30,560
0.0
37,014
2.500
%,
05/01/2050 31,612
0.0
68,612
2.500
%,
05/01/2050 58,599
0.0
188,362
2.500
%,
05/01/2050 160,871
0.0
16,101
2.500
%,
06/01/2050 13,751
0.0
1,748,581
2.500
%,
06/01/2050 1,499,310
0.0
20,950,196
2.500
%,
06/01/2050 18,022,130
0.2
238,818
2.500
%,
07/01/2050 203,799
0.0
3,467,767
2.500
%,
07/01/2050 2,964,472
0.0
27,324,011
2.500
%,
07/01/2050 23,361,476
0.3
107,758
2.500
%,
08/01/2050 91,949
0.0
739,384
2.500
%,
08/01/2050 632,096
0.0
1,964,674
2.500
%,
08/01/2050 1,680,983
0.0
2,211,065
2.500
%,
08/01/2050 1,888,333
0.0
23,992,737
2.500
%,
08/01/2050 20,639,318
0.3
27,619
2.500
%,
09/01/2050 23,640
0.0
85,139
2.500
%,
09/01/2050 72,714
0.0
212,704
2.500
%,
09/01/2050 181,662
0.0
857,405
2.500
%,
09/01/2050 732,258
0.0
988,246
2.500
%,
09/01/2050 846,422
0.0
4,207,145
2.500
%,
10/01/2050 3,593,072
0.1
4,514,514
2.500
%,
10/01/2050 3,855,660
0.1
3,684,272
2.500
%,
11/01/2050 3,172,213
0.1
86,810
2.500
%,
01/01/2051 74,135
0.0
10,220,749
2.500
%,
02/01/2051 8,718,982
0.1
23,899,360
2.500
%,
04/01/2051 20,389,148
0.3
3,576,170
2.500
%,
05/01/2051 3,058,666
0.0
39,421,900
2.500
%,
06/01/2051 33,582,624
0.4
4,372,087
2.500
%,
09/01/2051 3,720,166
0.1
19,596,746
2.500
%,
11/01/2051 16,738,244
0.2
2,670,324
2.500
%,
12/01/2051 2,287,891
0.0
17,296,394
2.500
%,
12/01/2051 14,863,360
0.2
16,645,064
2.500
%,
01/01/2052 14,263,110
0.2
27,436,264
2.500
%,
01/01/2052 23,469,968
0.3
4,198,855
2.500
%,
02/01/2052 3,615,549
0.1
4,303,070
2.500
%,
02/01/2052 3,693,601
0.1
6,706,748
2.500
%,
02/01/2052 5,730,926
0.1
7,500,168
2.500
%,
02/01/2052 6,411,264
0.1
11,897,262
2.500
%,
02/01/2052 10,112,467
0.1
6,844,183
2.500
%,
03/01/2052 5,860,959
0.1
10,224,301
2.500
%,
03/01/2052 8,745,686
0.1
30,985,118
2.500
%,
03/01/2052 26,530,194
0.4
18,639,365
2.500
%,
04/01/2052 15,943,721
0.2
941,921
3.000
%,
08/01/2030 898,033
0.0
473,218
3.000
%,
09/01/2030 451,209
0.0
741,000
(5)
3.000
%,
07/15/2038 691,272
0.0
1,708,826
3.000
%,
04/01/2043 1,543,821
0.0
1,528,697
3.000
%,
07/01/2043 1,381,073
0.0
505,906
3.000
%,
08/01/2043 457,063
0.0
322,051
3.000
%,
09/01/2043 290,971
0.0
5,309,438
3.000
%,
04/01/2045 4,796,572
0.1
997,864
3.000
%,
08/01/2046 895,898
0.0
2,282,764
3.000
%,
08/01/2046 2,049,564
0.0
716,041
3.000
%,
11/01/2046 641,485
0.0
1,623,752
3.000
%,
12/01/2046 1,458,888
0.0
6,411,249
3.000
%,
12/01/2046 5,748,694
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
12,061,434
3.000
%,
01/01/2047 $ 10,813,938
0.1
2,925,711
3.000
%,
02/01/2047 2,620,172
0.0
3,514,841
3.000
%,
03/01/2047 3,147,784
0.0
2,882,115
3.000
%,
07/01/2047 2,581,801
0.0
22,061,941
3.000
%,
10/01/2050 19,540,410
0.3
2,117,855
3.000
%,
03/01/2051 1,873,580
0.0
5,597,610
3.000
%,
01/01/2052 4,991,387
0.1
45,172,758
3.000
%,
01/01/2052 40,126,628
0.5
3,997,901
3.000
%,
02/01/2052 3,557,546
0.1
4,714,254
3.000
%,
02/01/2052 4,192,587
0.1
5,695,356
3.000
%,
02/01/2052 5,053,078
0.1
6,102,479
3.000
%,
02/01/2052 5,427,635
0.1
6,168,050
3.000
%,
02/01/2052 5,499,449
0.1
12,249,712
3.000
%,
02/01/2052 10,887,900
0.2
10,715,038
3.000
%,
03/01/2052 9,530,117
0.1
17,377,805
3.000
%,
03/01/2052 15,427,916
0.2
21,420,329
3.000
%,
05/01/2052 19,016,714
0.3
46,897,549
3.000
%,
05/01/2052 41,498,383
0.5
14,064,644
3.500
%,
06/01/2034 13,416,706
0.2
1,921,136
3.500
%,
10/01/2042 1,798,789
0.0
892,317
3.500
%,
04/01/2043 834,198
0.0
2,558,198
3.500
%,
08/01/2043 2,392,299
0.0
1,547,435
3.500
%,
03/01/2044 1,443,091
0.0
186,324
3.500
%,
01/01/2046 173,400
0.0
138,430
3.500
%,
02/01/2046 128,828
0.0
274,912
3.500
%,
02/01/2046 255,847
0.0
11,565,080
3.500
%,
08/01/2046 10,762,855
0.1
761,392
3.500
%,
08/01/2047 703,182
0.0
1,013,678
3.500
%,
09/01/2047 936,171
0.0
13,413,229
3.500
%,
11/01/2047 12,449,493
0.2
393,575
3.500
%,
12/01/2047 364,089
0.0
922,985
3.500
%,
02/01/2048 852,404
0.0
830,639
3.500
%,
05/01/2048 767,124
0.0
7,976,284
3.500
%,
07/01/2048 7,378,774
0.1
1,937,709
3.500
%,
10/01/2049 1,806,864
0.0
2,589,571
3.500
%,
02/01/2052 2,377,192
0.0
106,278
4.000
%,
03/01/2042 102,251
0.0
113,106
4.000
%,
07/01/2042 108,819
0.0
306,718
4.000
%,
07/01/2042 293,545
0.0
855,473
4.000
%,
07/01/2042 823,047
0.0
435,958
4.000
%,
09/01/2043 419,251
0.0
1,064,585
4.000
%,
01/01/2045 1,017,622
0.0
8,739,684
4.000
%,
01/01/2045 8,454,820
0.1
967,939
4.000
%,
03/01/2045 925,738
0.0
3,075,410
4.000
%,
05/01/2045 2,942,361
0.0
885,443
4.000
%,
06/01/2045 846,472
0.0
899,275
4.000
%,
11/01/2045 860,744
0.0
2,609,910
4.000
%,
02/01/2046 2,494,235
0.0
4,513,567
4.000
%,
07/01/2047 4,306,144
0.1
398,514
4.000
%,
08/01/2047 380,322
0.0
1,194,303
4.000
%,
08/01/2047 1,139,785
0.0
98,204
4.000
%,
03/01/2048 93,690
0.0
464,268
4.000
%,
03/01/2048 442,931
0.0
3,979,540
4.000
%,
06/01/2048 3,796,630
0.1
3,257,843
4.000
%,
09/01/2048 3,116,612
0.0
8,513,263
4.000
%,
04/01/2049 8,121,884
0.1
9,437,076
4.000
%,
05/01/2052 8,882,653
0.1
6,256,340
4.000
%,
06/01/2052 5,933,978
0.1
27,711,787
4.000
%,
08/01/2052 26,029,579
0.3
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
3,492,124
4.000
%,
11/01/2052 $ 3,327,028
0.1
14,947,000
(5)
4.000
%,
07/01/2053 14,028,577
0.2
1,027,756
4.250
%,
11/01/2043 997,895
0.0
87,430
4.500
%,
11/01/2040 86,394
0.0
229,511
4.500
%,
11/01/2040 226,790
0.0
1,345,952
4.500
%,
11/01/2040 1,330,002
0.0
2,083
4.500
%,
12/01/2040 2,059
0.0
3,769
4.500
%,
12/01/2040 3,725
0.0
2,423
4.500
%,
01/01/2041 2,395
0.0
4,307
4.500
%,
01/01/2041 4,256
0.0
166,300
4.500
%,
10/01/2041 164,328
0.0
253,536
4.500
%,
10/01/2044 246,499
0.0
393,520
4.500
%,
12/01/2045 386,028
0.0
270,795
4.500
%,
04/01/2047 264,691
0.0
932,734
4.500
%,
04/01/2047 916,324
0.0
1,652,842
4.500
%,
04/01/2047 1,622,996
0.0
2,318,969
4.500
%,
04/01/2047 2,277,095
0.0
780,247
4.500
%,
05/01/2047 766,520
0.0
841,302
4.500
%,
05/01/2047 826,113
0.0
859,205
4.500
%,
05/01/2047 834,813
0.0
920,284
4.500
%,
05/01/2047 906,371
0.0
981,995
4.500
%,
05/01/2047 964,811
0.0
299,819
4.500
%,
06/01/2047 292,555
0.0
601,006
4.500
%,
06/01/2047 590,440
0.0
831,321
4.500
%,
06/01/2047 816,309
0.0
1,661,801
4.500
%,
07/01/2047 1,632,561
0.0
102,908
4.500
%,
08/01/2047 100,563
0.0
8,105,524
4.500
%,
08/01/2052 7,843,904
0.1
23,929,051
4.500
%,
10/01/2052 23,023,485
0.3
1,423,169
5.000
%,
05/01/2042 1,434,210
0.0
66,864
5.500
%,
03/01/2037 68,108
0.0
77,009
5.500
%,
06/01/2039 79,157
0.0
653,540
5.500
%,
10/01/2039 669,342
0.0
37,288
6.000
%,
09/01/2036 37,643
0.0
135
6.500
%,
02/01/2028 138
0.0
117
6.500
%,
09/01/2031 119
0.0
437
6.500
%,
09/01/2031 460
0.0
12,120
6.500
%,
11/01/2031 12,564
0.0
4,782
6.500
%,
04/01/2032 4,914
0.0
1,068
6.500
%,
08/01/2032 1,098
0.0
3,454
6.500
%,
08/01/2032 3,530
0.0
3,984
7.000
%,
12/01/2027 3,946
0.0
719
7.000
%,
10/01/2031 711
0.0
512
7.000
%,
03/01/2032 507
0.0
562
7.500
%,
09/01/2030 580
0.0
1,635
7.500
%,
09/01/2031 1,671
0.0
11,089
7.500
%,
02/01/2032 11,308
0.0
1,054,349,058
13.7
Total U.S. Government
Agency Obligations
(Cost $1,627,943,872)
1,504,698,070
19.5
COLLATERALIZED MORTGAGE OBLIGATIONS : 16 .7%
1,465,361
(3)
Alternative Loan Trust
2004-J7 M1, 4.243%,
(US0001M + 1.020%),
10/25/2034 1,452,376
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
390,994
(3)
Alternative Loan Trust
2005-53T2 2A6,
5.650%, (US0001M +
0.500%),
11/25/2035 $ 199,857
0.0
417,939  Alternative Loan Trust
2005-65CB 2A4,
5.500%,
12/25/2035 303,849
0.0
501,032  Alternative Loan
Trust 2005-6CB 1A3,
5.250%,
04/25/2035 425,429
0.0
975,053
(3)
Alternative Loan Trust
2005-J2 1A12, 5.500%,
(US0001M + 0.400%),
04/25/2035 755,598
0.0
625,653  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 329,908
0.0
118,126
(3)
Alternative Loan Trust
2006-18CB A10,
5.550%, (US0001M +
0.400%),
07/25/2036 50,735
0.0
703,301
(3)
Alternative Loan Trust
2006-19CB A28,
5.750%, (US0001M +
0.600%),
08/25/2036 345,244
0.0
843,559
(3)
Alternative Loan
Trust 2007-23CB A3,
5.650%, (US0001M +
0.500%),
09/25/2037 338,813
0.0
1,927,773
(3)
Alternative Loan
Trust 2007-2CB 2A1,
5.750%, (US0001M +
0.600%),
03/25/2037 828,819
0.0
828,950  Alternative Loan Trust
2007-3T1 1A11,
6.000%,
04/25/2037 410,801
0.0
737,603
(3)
Alternative Loan Trust
2007-8CB A3, 5.650%,
(US0001M + 0.500%),
05/25/2037 331,922
0.0
1,343,212
(3)
American Home
Mortgage Assets Trust
2007-4 A4, 5.730%,
(US0001M + 0.580%),
08/25/2037 1,207,174
0.0
691,331
(1)(3)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 631,017
0.0
531,874
(3)
Banc of America
Funding Trust 2007-
2 1A16, 5.750%,
(US0001M + 0.600%),
03/25/2037 400,408
0.0
647,434
(6)
Banc of America
Mortgage Trust 2007-2
A8, 6.000%,
05/25/2037 62,135
0.0
2,677,030
(1)(3)
Bayview MSR
Opportunity Master
Fund Trust 2022-2 AF,
5.000%, (SOFR30A +
0.850%),
12/25/2051 2,461,924
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
732,985
(3)
Bear Stearns ALT-A
Trust 2005-4 23A1,
4.195%,
05/25/2035 $ 692,231
0.0
917,499
(3)
Bear Stearns ALT-A
Trust 2005-7 21A1,
4.577%,
09/25/2035 754,188
0.0
1,689,077
(1)(3)
Bellemeade Re Ltd.
2019-1A M2, 7.850%,
(US0001M + 2.700%),
03/25/2029 1,702,310
0.0
1,000,000
(1)(3)
Bellemeade Re Ltd.
2022-1 M1C, 8.767%,
(SOFR30A + 3.700%),
01/26/2032 976,635
0.0
13,147,000
(1)(3)
Bellemeade RE Ltd.
2021-3A M1C, 6.617%,
(SOFR30A + 1.550%),
09/25/2031 12,806,361
0.2
1,772,754
(1)(3)
Chase Home Lending
Mortgage Trust 2019-1
B2, 3.897%,
03/25/2050 1,522,965
0.0
2,072,134
(1)(3)
Chase Home Lending
Mortgage Trust 2019-1
B3, 3.897%,
03/25/2050 1,704,205
0.0
971,830
(3)
CHL Mortgage Pass-
Through Trust 2004-22
A3, 3.810%,
11/25/2034 884,082
0.0
455,978  CHL Mortgage Pass-
Through Trust 2007-7
A7, 5.750%,
06/25/2037 240,988
0.0
742,768
(1)(3)
CHNGE Mortgage Trust
2022-1 A1, 3.007%,
01/25/2067 662,172
0.0
106,082
(1)(3)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 99,331
0.0
251,758
(1)(3)
CIM Trust 2019-INV3
A3, 3.500%,
08/25/2049 224,683
0.0
2,741,174
(1)(3)
CIM Trust 2019-J2 B2,
3.771%,
10/25/2049 2,325,761
0.0
914,574
(1)(3)
CIM Trust 2019-J2 B3,
3.771%,
10/25/2049 761,858
0.0
2,600,000
(1)(3)
CIM Trust 2019-
R5 M2, 3.250%,
09/25/2059 2,242,584
0.0
3,074,808
(1)(3)
CIM Trust 2020-J1 B3,
3.447%,
07/25/2050 2,466,057
0.0
725,936  Citicorp Mortgage
Securities Trust Series
2006-3 1A4, 6.000%,
06/25/2036 633,719
0.0
637,342
(3)
Citigroup Mortgage
Loan Trust 2006-AR9
2A, 4.098%,
11/25/2036 547,625
0.0
289,316
(3)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 3.974%,
09/25/2037 254,054
0.0
754,029
(1)(3)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 707,200
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,325,610
(1)(3)
Citigroup Mortgage
Loan Trust 2021-
J2 B2W, 2.769%,
07/25/2051 $ 1,018,967
0.0
1,489,895
(1)(3)
Citigroup Mortgage
Loan Trust 2021-
J2 B3W, 2.769%,
07/25/2051 1,069,251
0.0
798,280
(1)(3)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 9.250%,
(US0001M + 4.100%),
07/25/2039 820,534
0.0
1,883,953
(1)(3)
Connecticut Avenue
Securities Trust 2020-
R02 2M2, 7.150%,
(US0001M + 2.000%),
01/25/2040 1,886,665
0.0
800,000
(1)(3)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 8.800%,
(US0001M + 3.650%),
02/25/2040 825,956
0.0
13,600,000
(1)(3)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 8.217%,
(SOFR30A + 3.150%),
12/25/2041 13,383,945
0.2
4,440,000
(1)(3)
Connecticut Avenue
Securities Trust 2022-
R02 2B1, 9.567%,
(SOFR30A + 4.500%),
01/25/2042 4,466,343
0.1
673,119
(1)
CSMC Series 2008-
2R 1A1, 6.000%,
07/25/2037 563,790
0.0
726,344
(1)(3)
CSMC Trust 2015-2
B3, 3.894%,
02/25/2045 671,450
0.0
52,119,691
(3)(6)
Deutsche Alt-B
Securities Mortgage
Loan Trust Series
2007-AB1 X, 0.784%,
04/25/2037 1,929,018
0.0
190,984
(3)
Fannie Mae Connecticut
Avenue Securities
2016-C01 2M2,
12.100%, (US0001M +
6.950%),
08/25/2028 201,595
0.0
1,005,059
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2019-R01 2M2,
7.600%, (US0001M +
2.450%),
07/25/2031 1,009,285
0.0
49,748
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2019-R02 1M2,
7.450%, (US0001M +
2.300%),
08/25/2031 49,750
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
853,240
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-R01 1M2,
7.200%, (US0001M +
2.050%),
01/25/2040 $ 856,926
0.0
4,578,457
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
8.150%, (US0001M +
3.000%),
01/25/2040 4,404,823
0.1
500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-SBT1 2M2,
8.800%, (US0001M +
3.650%),
02/25/2040 519,459
0.0
4,800,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1B1,
8.167%, (SOFR30A +
3.100%),
10/25/2041 4,742,504
0.1
2,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
8.367%, (SOFR30A +
3.300%),
11/25/2041 2,484,979
0.0
2,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R03 1B1,
7.817%, (SOFR30A +
2.750%),
12/25/2041 1,948,114
0.0
3,250,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2022-R08 1B1,
10.667%, (SOFR30A +
5.600%),
07/25/2042 3,427,125
0.1
2,811
(3)
Fannie Mae Grantor
Trust 1998-T2 A6,
0.027%, (US0001M +
0.550%),
01/25/2032 2,798
0.0
125,816
(6)
Fannie Mae Interest
Strip 418 20, 3.000%,
05/25/2043 16,579
0.0
417,036
(6)
Fannie Mae Interest
Strip 418 59, 3.000%,
08/25/2028 17,586
0.0
37,582
(3)(6)
Fannie Mae REMIC
Trust 1997-
18 SG, 2.954%,
(-1.000*US0001M +
8.100%),
03/17/2027 631
0.0
1,322
(3)(6)
Fannie Mae REMIC
Trust 1997-91 FC,
1.841%, (US0001M +
(8.500)%),
11/25/2023 3
0.0
53,575  Fannie Mae REMIC
Trust 1999-33 Z,
6.000%,
07/25/2029 53,116
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
21
(3)(6)
Fannie Mae REMIC
Trust 1999-
57 SC, 4.604%,
(-1.000*US0001M +
9.750%),
11/17/2029 $ —
0.0
657
(3)(6)
Fannie Mae REMIC
Trust 1999-
6 SE, 2.539%,
(-1.000*US0001M +
7.685%),
02/17/2029 2
0.0
163,719
(3)(6)
Fannie Mae REMIC
Trust 2001-
72 SC, 1.000%,
(-1.000*US0001M +
8.500%),
12/25/2031 3,412
0.0
25,454
(3)(6)
Fannie Mae REMIC
Trust 2001-
8 SK, 3.604%,
(-1.000*US0001M +
8.750%),
03/18/2031 627
0.0
3,275,120  Fannie Mae REMIC
Trust 2002-W9 A4,
6.000%,
08/25/2042 3,272,916
0.1
602,306  Fannie Mae REMIC
Trust 2003-105 AZ,
5.500%,
10/25/2033 604,195
0.0
240,606
(3)
Fannie Mae REMIC
Trust 2003-45 FJ,
6.670%, (US0001M +
1.500%),
06/25/2033 246,038
0.0
626,146
(3)(6)
Fannie Mae REMIC
Trust 2003-
49 SW, 1.850%,
(-1.000*US0001M +
7.000%),
01/25/2033 47,863
0.0
720,865
(3)(6)
Fannie Mae REMIC
Trust 2003-
66 SA, 2.500%,
(-1.000*US0001M +
7.650%),
07/25/2033 78,559
0.0
155,783
(6)
Fannie Mae REMIC
Trust 2003-74 IO,
6.000%,
08/25/2033 28,462
0.0
344,379  Fannie Mae REMIC
Trust 2003-84 PZ,
5.000%,
09/25/2033 338,265
0.0
589,335  Fannie Mae REMIC
Trust 2004-50 VZ,
5.500%,
07/25/2034 587,670
0.0
2,783,514
(3)(6)
Fannie Mae REMIC
Trust 2004-
54 SN, 1.900%,
(-1.000*US0001M +
7.050%),
07/25/2034 207,074
0.0
12,029
(3)
Fannie Mae REMIC
Trust 2004-56 FE,
5.600%, (US0001M +
0.450%),
10/25/2033 11,998
0.0
265,842  Fannie Mae REMIC
Trust 2004-7 Z,
5.500%,
02/25/2034 265,123
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
548,759  Fannie Mae REMIC
Trust 2004-75 ZG,
4.500%,
10/25/2034 $ 533,023
0.0
1,580,506  Fannie Mae REMIC
Trust 2005-25 Z,
5.000%,
04/25/2035 1,560,380
0.0
5,638,209
(3)(6)
Fannie Mae REMIC
Trust 2005-
75 ES, 0.900%,
(-1.000*US0001M +
6.050%),
09/25/2035 386,473
0.0
457,676
(3)(6)
Fannie Mae REMIC
Trust 2005-
75 SP, 1.600%,
(-1.000*US0001M +
6.750%),
08/25/2035 23,260
0.0
73,884
(3)
Fannie Mae REMIC
Trust 2006-
104 ES, 7.698%,
(-1.000*US0001M +
33.450%),
11/25/2036 95,095
0.0
1,144,848
(3)(6)
Fannie Mae REMIC
Trust 2006-
12 SD, 1.600%,
(-1.000*US0001M +
6.750%),
10/25/2035 67,116
0.0
423,172
(3)(6)
Fannie Mae REMIC
Trust 2006-
123 UI, 1.590%,
(-1.000*US0001M +
6.740%),
01/25/2037 37,474
0.0
1,412,420
(3)(6)
Fannie Mae REMIC
Trust 2006-
56 SM, 1.600%,
(-1.000*US0001M +
6.750%),
07/25/2036 97,448
0.0
54,713
(3)(6)
Fannie Mae REMIC
Trust 2006-
72 HS, 1.550%,
(-1.000*US0001M +
6.700%),
08/25/2026 1,061
0.0
10,111  Fannie Mae REMIC
Trust 2007-10 Z,
6.000%,
02/25/2037 10,288
0.0
376,858
(3)(6)
Fannie Mae REMIC
Trust 2007-
21 SB, 1.250%,
(-1.000*US0001M +
6.400%),
03/25/2037 11,840
0.0
908,623
(3)(6)
Fannie Mae REMIC
Trust 2007-
52 NS, 1.300%,
(-1.000*US0001M +
6.450%),
06/25/2037 82,408
0.0
786,432
(3)(6)
Fannie Mae REMIC
Trust 2007-
85 SM, 1.310%,
(-1.000*US0001M +
6.460%),
09/25/2037 67,052
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,977,803
(3)(6)
Fannie Mae REMIC
Trust 2007-
91 AS, 1.250%,
(-1.000*US0001M +
6.400%),
10/25/2037 $ 173,497
0.0
2,085,802
(3)(6)
Fannie Mae REMIC
Trust 2008-
12 SC, 1.200%,
(-1.000*US0001M +
6.350%),
03/25/2038 140,300
0.0
238,658  Fannie Mae REMIC
Trust 2008-16 Z,
5.500%,
03/25/2038 236,104
0.0
959,694  Fannie Mae REMIC
Trust 2009-19 PW,
4.500%,
10/25/2036 925,841
0.0
4,366,322
(3)
Fannie Mae REMIC
Trust 2009-50 HZ,
5.540%,
02/25/2049 4,351,098
0.1
4,426,139
(3)(6)
Fannie Mae REMIC
Trust 2009-
66 SP, 0.950%,
(-1.000*US0001M +
6.100%),
09/25/2039 225,010
0.0
984,831
(3)(6)
Fannie Mae REMIC
Trust 2009-
90 TS, 1.000%,
(-1.000*US0001M +
6.150%),
11/25/2039 81,029
0.0
2,892,937
(3)(6)
Fannie Mae REMIC
Trust 2010-
1 S, 1.100%,
(-1.000*US0001M +
6.250%),
02/25/2040 232,651
0.0
8,533,581
(3)(6)
Fannie Mae REMIC
Trust 2010-
107 SB, 1.440%,
(-1.000*US0001M +
6.590%),
09/25/2040 871,130
0.0
43,983
(3)(6)
Fannie Mae REMIC
Trust 2010-
118 GS, 0.800%,
(-1.000*US0001M +
5.950%),
10/25/2039 65
0.0
2,528,543
(3)(6)
Fannie Mae REMIC
Trust 2010-
123 SL, 0.920%,
(-1.000*US0001M +
6.070%),
11/25/2040 160,560
0.0
4,625,099
(3)(6)
Fannie Mae REMIC
Trust 2010-
150 SJ, 1.330%,
(-1.000*US0001M +
6.480%),
01/25/2041 442,543
0.0
896,918
(3)(6)
Fannie Mae REMIC
Trust 2010-
35 CS, 1.300%,
(-1.000*US0001M +
6.450%),
04/25/2050 66,346
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,202,843
(3)(6)
Fannie Mae REMIC
Trust 2010-
41 SB, 1.250%,
(-1.000*US0001M +
6.400%),
05/25/2040 $ 227,588
0.0
817,310
(3)(6)
Fannie Mae REMIC
Trust 2010-
43 VS, 1.300%,
(-1.000*US0001M +
6.450%),
05/25/2040 62,809
0.0
1,829,628  Fannie Mae REMIC
Trust 2010-53 JZ,
5.000%,
07/25/2040 1,703,715
0.0
4,679,470  Fannie Mae REMIC
Trust 2010-59 PC,
5.000%,
06/25/2040 4,674,665
0.1
856,322  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 844,600
0.0
4,789,371  Fannie Mae REMIC
Trust 2011-101 DB,
4.000%,
10/25/2041 4,528,846
0.1
594,907
(3)(6)
Fannie Mae REMIC
Trust 2011-
102 SA, 1.450%,
(-1.000*US0001M +
6.600%),
10/25/2041 59,922
0.0
2,772,259  Fannie Mae REMIC
Trust 2011-116 ZA,
3.500%,
11/25/2041 2,560,932
0.1
62,139  Fannie Mae REMIC
Trust 2011-127 UY,
3.500%,
12/25/2041 57,910
0.0
6,249,142  Fannie Mae REMIC
Trust 2011-136 PZ,
4.000%,
01/25/2042 5,955,300
0.1
2,007,653  Fannie Mae REMIC
Trust 2011-30 ZA,
5.000%,
04/25/2041 1,965,279
0.0
5,753,568
(3)(6)
Fannie Mae REMIC
Trust 2011-
47 GS, 0.780%,
(-1.000*US0001M +
5.930%),
06/25/2041 337,370
0.0
1,776,836  Fannie Mae REMIC
Trust 2011-8 ZA,
4.000%,
02/25/2041 1,682,028
0.0
4,496,208  Fannie Mae REMIC
Trust 2011-84 Z,
5.250%,
09/25/2041 4,607,356
0.1
6,530,310  Fannie Mae REMIC
Trust 2011-87 GB,
4.500%,
09/25/2041 6,395,383
0.1
1,697,597
(3)(6)
Fannie Mae REMIC
Trust 2011-
93 GS, 1.400%,
(-1.000*US0001M +
6.550%),
04/25/2039 164,394
0.0
7,858,784  Fannie Mae REMIC
Trust 2011-99 CZ,
4.500%,
10/25/2041 7,666,246
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
386,545  Fannie Mae REMIC
Trust 2012-110 CA,
3.000%,
10/25/2042 $ 349,549
0.0
1,799,326
(3)(6)
Fannie Mae REMIC
Trust 2012-
111 SL, 0.950%,
(-1.000*US0001M +
6.100%),
05/25/2041 146,874
0.0
3,299,841  Fannie Mae REMIC
Trust 2012-111 ZK,
3.500%,
10/25/2042 3,014,343
0.1
2,759,672
(6)
Fannie Mae REMIC
Trust 2012-120 WI,
3.000%,
11/25/2027 106,708
0.0
2,954,435
(3)(6)
Fannie Mae REMIC
Trust 2012-
122 SB, 1.000%,
(-1.000*US0001M +
6.150%),
11/25/2042 308,410
0.0
1,371,574
(6)
Fannie Mae REMIC
Trust 2012-128 LI,
3.500%,
06/25/2042 81,960
0.0
3,694,688
(3)(6)
Fannie Mae REMIC
Trust 2012-
133 AS, 1.050%,
(-1.000*US0001M +
6.200%),
10/25/2042 341,967
0.0
12,791,400
(3)(6)
Fannie Mae REMIC
Trust 2012-
133 NS, 1.000%,
(-1.000*US0001M +
6.150%),
12/25/2042 1,275,714
0.0
532,910
(6)
Fannie Mae REMIC
Trust 2012-149 GI,
3.500%,
06/25/2042 46,612
0.0
10,147,274  Fannie Mae REMIC
Trust 2012-15 PZ,
4.000%,
03/25/2042 9,401,700
0.1
140,415
(3)(6)
Fannie Mae REMIC
Trust 2012-
15 SP, 1.470%,
(-1.000*US0001M +
6.620%),
06/25/2040 392
0.0
4,149,472  Fannie Mae REMIC
Trust 2012-17 QZ,
4.000%,
03/25/2042 3,923,420
0.1
3,327,188  Fannie Mae REMIC
Trust 2012-2 HE,
4.000%,
02/25/2042 3,176,046
0.1
654,802
(3)(6)
Fannie Mae REMIC
Trust 2012-
24 HS, 1.400%,
(-1.000*US0001M +
6.550%),
09/25/2040 12,118
0.0
894,971  Fannie Mae REMIC
Trust 2012-30 AB,
4.000%,
04/25/2042 853,302
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
354,585
(3)(6)
Fannie Mae REMIC
Trust 2012-
30 QS, 1.450%,
(-1.000*US0001M +
6.600%),
04/25/2031 $ 1,471
0.0
1,251,657  Fannie Mae REMIC
Trust 2012-33 BW,
4.000%,
04/25/2042 1,168,540
0.0
3,492  Fannie Mae REMIC
Trust 2012-44 KW,
3.500%,
05/25/2032 3,545
0.0
1,779,692  Fannie Mae REMIC
Trust 2012-55 PC,
3.500%,
05/25/2042 1,650,501
0.0
8,396,000  Fannie Mae REMIC
Trust 2012-63 MW,
4.000%,
05/25/2034 7,964,207
0.1
5,919,751  Fannie Mae REMIC
Trust 2012-66 EP,
4.000%,
06/25/2042 5,567,858
0.1
472,334
(3)(6)
Fannie Mae REMIC
Trust 2012-
68 YS, 1.550%,
(-1.000*US0001M +
6.700%),
07/25/2042 43,885
0.0
500,000  Fannie Mae REMIC
Trust 2012-80 MY,
3.250%,
08/25/2042 432,465
0.0
13,693,877  Fannie Mae REMIC
Trust 2012-94 LZ,
3.500%,
09/25/2042 12,645,222
0.2
2,353,247  Fannie Mae REMIC
Trust 2013-111 BA,
3.000%,
11/25/2033 2,189,381
0.0
1,240,900  Fannie Mae REMIC
Trust 2013-116 UB,
4.000%,
11/25/2043 1,142,705
0.0
1,403,000  Fannie Mae REMIC
Trust 2013-13 BE,
4.000%,
03/25/2043 1,339,029
0.0
147,205  Fannie Mae REMIC
Trust 2013-16 GD,
3.000%,
03/25/2033 143,020
0.0
1,547,436  Fannie Mae REMIC
Trust 2013-20 DL,
4.000%,
03/25/2033 1,476,803
0.0
1,007,590
(3)(6)
Fannie Mae REMIC
Trust 2013-
26 JS, 1.050%,
(-1.000*US0001M +
6.200%),
10/25/2032 40,322
0.0
3,904,502
(3)(6)
Fannie Mae REMIC
Trust 2013-
40 LS, 1.000%,
(-1.000*US0001M +
6.150%),
05/25/2043 382,091
0.0
15,952,985
(6)
Fannie Mae REMIC
Trust 2013-44 DI,
3.000%,
05/25/2033 1,403,292
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,061,587
(3)(6)
Fannie Mae REMIC
Trust 2013-
60 DS, 1.050%,
(-1.000*US0001M +
6.200%),
06/25/2033 $ 247,477
0.0
4,745,098
(6)
Fannie Mae REMIC
Trust 2013-70 BI,
3.000%,
07/25/2033 420,401
0.0
4,012,977  Fannie Mae REMIC
Trust 2013-70 JZ,
3.000%,
07/25/2043 3,450,891
0.1
944,340
(3)(6)
Fannie Mae REMIC
Trust 2013-
72 YS, 1.000%,
(-1.000*US0001M +
6.150%),
07/25/2033 54,302
0.0
3,952,722
(3)(6)
Fannie Mae REMIC
Trust 2013-
9 SM, 1.100%,
(-1.000*US0001M +
6.250%),
02/25/2033 214,540
0.0
6,111,773
(3)(6)
Fannie Mae REMIC
Trust 2014-
15 SB, 1.500%,
(-1.000*US0001M +
6.650%),
04/25/2044 677,820
0.0
866,973
(3)(6)
Fannie Mae REMIC
Trust 2014-
17 DS, 1.050%,
(-1.000*US0001M +
6.200%),
02/25/2043 16,334
0.0
923,991
(3)(6)
Fannie Mae REMIC
Trust 2014-
28 BS, 1.050%,
(-1.000*US0001M +
6.200%),
08/25/2043 43,047
0.0
970,000  Fannie Mae REMIC
Trust 2014-61 PY,
3.500%,
10/25/2044 842,519
0.0
6,216,759
(6)
Fannie Mae REMIC
Trust 2014-70 IO,
5.500%,
10/25/2044 1,071,384
0.0
24,769,231
(3)(6)
Fannie Mae REMIC
Trust 2014-
79 KS, 1.000%,
(-1.000*US0001M +
6.150%),
12/25/2044 2,582,658
0.1
18,516,695  Fannie Mae REMIC
Trust 2015-20 EZ,
3.500%,
04/25/2045 16,727,347
0.2
4,070,156
(6)
Fannie Mae REMIC
Trust 2015-56 IC,
6.000%,
08/25/2045 703,513
0.0
2,000,000  Fannie Mae REMIC
Trust 2015-67 AV,
3.500%,
01/25/2036 1,809,568
0.0
3,584,661  Fannie Mae REMIC
Trust 2015-67 QV,
3.000%,
12/25/2040 3,439,317
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,693,315
(6)
Fannie Mae REMIC
Trust 2015-76 PI,
6.000%,
09/25/2045 $ 278,762
0.0
26,005,308
(3)(6)
Fannie Mae REMIC
Trust 2015-
79 SA, 1.100%,
(-1.000*US0001M +
6.250%),
11/25/2045 2,308,603
0.0
14,456,627
(3)(6)
Fannie Mae REMIC
Trust 2015-
86 BS, 0.550%,
(-1.000*US0001M +
5.700%),
11/25/2045 745,177
0.0
24,058,264
(6)
Fannie Mae REMIC
Trust 2015-88 IO,
6.500%,
12/25/2045 5,896,365
0.1
10,544,970
(6)
Fannie Mae REMIC
Trust 2015-9 IO,
5.500%,
03/25/2045 2,141,018
0.0
5,151,624
(6)
Fannie Mae REMIC
Trust 2015-97 BI,
5.500%,
01/25/2046 911,660
0.0
3,184,904
(6)
Fannie Mae REMIC
Trust 2016-104 BI,
6.000%,
01/25/2047 596,706
0.0
5,195,009
(6)
Fannie Mae REMIC
Trust 2016-52 MI,
4.000%,
12/25/2045 811,980
0.0
16,488,487
(3)(6)
Fannie Mae REMIC
Trust 2016-
60 SB, 0.950%,
(-1.000*US0001M +
6.100%),
09/25/2046 1,265,163
0.0
21,184,646
(3)(6)
Fannie Mae REMIC
Trust 2016-
81 CS, 0.950%,
(-1.000*US0001M +
6.100%),
11/25/2046 1,323,034
0.0
13,642,191
(3)(6)
Fannie Mae REMIC
Trust 2016-
82 SD, 0.900%,
(-1.000*US0001M +
6.050%),
11/25/2046 1,054,772
0.0
363,944  Fannie Mae REMIC
Trust 2016-88 EA,
3.500%,
01/25/2045 355,152
0.0
355,191  Fannie Mae REMIC
Trust 2016-9 D,
3.000%,
03/25/2046 321,225
0.0
18,017,577
(3)(6)
Fannie Mae REMIC
Trust 2017-
10 SA, 0.950%,
(-1.000*US0001M +
6.100%),
03/25/2047 1,359,961
0.0
4,986,022  Fannie Mae REMIC
Trust 2017-108 ZD,
3.000%,
01/25/2048 3,834,668
0.1
4,747,651  Fannie Mae REMIC
Trust 2017-54 D,
3.000%,
07/25/2047 4,229,691
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
25,539,336
(3)(6)
Fannie Mae REMIC
Trust 2018-
15 SC, 1.150%,
(-1.000*US0001M +
6.300%),
03/25/2048 $ 2,308,674
0.0
3,577,302  Fannie Mae REMIC
Trust 2018-26 KA,
3.500%,
04/25/2048 3,279,575
0.1
1,104,340  Fannie Mae REMIC
Trust 2018-38 LA,
3.000%,
06/25/2048 990,183
0.0
11,132,134  Fannie Mae REMIC
Trust 2018-73 AB,
3.000%,
10/25/2048 10,053,162
0.1
1,163,791  Fannie Mae REMIC
Trust 2018-8 AB,
3.500%,
10/25/2047 1,085,411
0.0
32,198,117
(3)(6)
Fannie Mae REMIC
Trust 2018-
82 SA, 1.050%,
(-1.000*US0001M +
6.200%),
11/25/2048 2,629,163
0.1
7,276,618
(3)(6)
Fannie Mae REMIC
Trust 2018-
86 AS, 1.050%,
(-1.000*US0001M +
6.200%),
12/25/2048 483,276
0.0
32,839,398
(3)(6)
Fannie Mae REMIC
Trust 2018-
86 SM, 1.050%,
(-1.000*US0001M +
6.200%),
12/25/2048 2,464,308
0.0
28,109,653
(3)(6)
Fannie Mae REMIC
Trust 2018-
91 SB, 0.950%,
(-1.000*US0001M +
6.100%),
12/25/2058 2,874,074
0.1
9,803,973
(6)
Fannie Mae REMIC
Trust 2019-21 AI,
5.000%,
05/25/2059 2,526,282
0.1
8,910,142
(3)(6)
Fannie Mae REMIC
Trust 2019-
30 SB, 0.950%,
(-1.000*US0001M +
6.100%),
07/25/2049 739,246
0.0
14,004,234
(3)(6)
Fannie Mae REMIC
Trust 2019-
34 BS, 0.900%,
(-1.000*US0001M +
6.050%),
07/25/2049 1,377,882
0.0
7,308,747
(3)(6)
Fannie Mae REMIC
Trust 2019-
39 SA, 0.950%,
(-1.000*US0001M +
6.100%),
08/25/2049 555,641
0.0
50,449,731
(3)(6)
Fannie Mae REMIC
Trust 2019-
41 S, 0.850%,
(-1.000*US0001M +
6.000%),
08/25/2059 3,997,006
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,240,705
(3)(6)
Fannie Mae REMIC
Trust 2019-
47 SB, 0.950%,
(-1.000*US0001M +
6.100%),
05/25/2040 $ 385,791
0.0
13,831,630
(3)(6)
Fannie Mae REMIC
Trust 2019-
79 SB, 0.850%,
(-1.000*US0001M +
6.000%),
01/25/2050 1,244,985
0.0
7,323,723
(3)(6)
Fannie Mae REMIC
Trust 2020-
10 SE, 0.850%,
(-1.000*US0001M +
6.000%),
03/25/2050 659,208
0.0
21,453,837
(6)
Fannie Mae REMIC
Trust 2020-35 IO,
5.000%,
06/25/2050 3,328,331
0.1
22,778,259
(6)
Fannie Mae REMIC
Trust 2020-44 DI,
2.500%,
07/25/2050 2,895,486
0.1
10,394,322
(6)
Fannie Mae REMIC
Trust 2020-44 EI,
3.500%,
09/25/2042 1,629,472
0.0
9,575,557
(6)
Fannie Mae REMIC
Trust 2020-53 CI,
4.500%,
08/25/2050 1,877,816
0.0
33,584,954
(6)
Fannie Mae REMIC
Trust 2020-99 IB,
3.500%,
05/25/2050 6,036,452
0.1
49,247,075
(6)
Fannie Mae REMIC
Trust 2021-1 BI,
3.000%,
02/25/2049 7,589,624
0.1
163,024,196
(6)
Fannie Mae REMIC
Trust 2021-10 AI,
3.000%,
03/25/2041 17,668,432
0.2
29,072,665
(6)
Fannie Mae REMIC
Trust 2021-22 BI,
4.000%,
04/25/2051 5,742,209
0.1
38,526,424
(6)
Fannie Mae REMIC
Trust 2021-41 MI,
5.000%,
06/25/2048 7,119,675
0.1
38,860,797
(3)(6)
Fannie Mae REMIC
Trust 2021-
55 SA, 0.153%,
(-1.000*SOFR30A +
3.150%),
08/25/2061 786,749
0.0
83,681,455
(6)
Fannie Mae REMIC
Trust 2021-77 AI,
3.500%,
11/25/2051 16,280,512
0.2
27,509,663
(6)
Fannie Mae REMIC
Trust 2021-8 TI,
4.000%,
03/25/2051 5,425,117
0.1
17,623,933
(6)
Fannie Mae REMIC
Trust 2021-81 LI,
2.500%,
11/25/2051 2,499,509
0.0
67,070,948
(6)
Fannie Mae REMIC
Trust 2021-93 AI,
3.000%,
01/25/2052 10,849,148
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
88,537,931  Fannie Mae REMIC
Trust 2022-5 CA,
2.000%,
11/25/2047 $ 76,123,859
1.0
17,707,586
(6)
Fannie Mae REMIC
Trust 2022-5 CI,
2.500%,
11/25/2047 1,860,968
0.0
18,312,231  Fannie Mae REMIC
Trust 2022-5 CZ,
2.500%,
02/25/2052 11,808,895
0.2
136  Fannie Mae REMIC
Trust G93-35 ZQ,
6.500%,
11/25/2023 135
0.0
3,069
(3)(6)
FHLMC-GNMA
20 S, 3.750%,
(-1.000*US0001M +
8.900%),
10/25/2023 17
0.0
521,731  First Horizon Alternative
Mortgage Securities
Trust 2006-FA8 1A11,
6.000%,
02/25/2037 225,642
0.0
1,083,969
(1)(3)
First Republic Mortgage
Trust 2020-1 B2,
2.883%,
04/25/2050 867,353
0.0
1,728,091
(1)(3)
Flagstar Mortgage Trust
2018-1 B1, 3.945%,
03/25/2048 1,511,074
0.0
2,253,430
(1)(3)
Flagstar Mortgage Trust
2018-1 B3, 3.945%,
03/25/2048 1,921,514
0.0
1,173,017
(1)(3)
Flagstar Mortgage Trust
2018-2 B2, 4.012%,
04/25/2048 1,037,116
0.0
743,280
(1)(3)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 682,637
0.0
892,707
(1)(3)
Flagstar Mortgage Trust
2018-4 B3, 4.186%,
07/25/2048 791,895
0.0
1,690,014
(1)(3)
Flagstar Mortgage Trust
2018-5 B3, 4.464%,
09/25/2048 1,480,036
0.0
2,808,212
(1)(3)
Flagstar Mortgage Trust
2018-6RR B3, 4.921%,
10/25/2048 2,590,183
0.1
1,365,692
(1)(3)
Flagstar Mortgage Trust
2019-2 B2, 4.032%,
12/25/2049 1,195,291
0.0
1,926,279
(1)(3)
Flagstar Mortgage
Trust 2020-1INV B1A,
4.212%,
03/25/2050 1,684,138
0.0
2,331,613
(1)(3)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.212%,
03/25/2050 2,010,022
0.0
1,443,676
(1)(3)
Flagstar Mortgage Trust
2021-6INV B1, 3.493%,
08/25/2051 1,195,631
0.0
1,660,293  Freddie Mac Reference
REMIC R007 ZA,
6.000%,
05/15/2036 1,708,553
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
180,985  Freddie Mac Reference
REMIC R008 ZA,
6.000%,
07/15/2036 $ 183,168
0.0
215
(3)(6)
Freddie Mac REMIC
Trust 2074 S, 3.554%,
(-1.000*US0001M +
8.700%),
07/17/2028 1
0.0
44,522  Freddie Mac REMIC
Trust 2110 PG,
6.000%,
01/15/2029 44,618
0.0
39,196  Freddie Mac REMIC
Trust 2114 ZM,
6.000%,
01/15/2029 39,149
0.0
303,756  Freddie Mac REMIC
Trust 2143 ZB,
6.000%,
04/15/2029 307,444
0.0
3,983
(3)(6)
Freddie Mac
REMIC Trust
2232 SA, 3.454%,
(-1.000*US0001M +
8.600%),
05/17/2030 54
0.0
3,912
(3)(6)
Freddie Mac
REMIC Trust
2301 SP, 4.057%,
(-1.000*US0001M +
9.250%),
04/15/2031 83
0.0
141,349  Freddie Mac REMIC
Trust 2541 NE,
5.500%,
12/15/2032 141,970
0.0
41,484
(6)
Freddie Mac REMIC
Trust 2594 IY, 6.000%,
04/15/2033 6,891
0.0
314,862  Freddie Mac REMIC
Trust 2845 QH,
5.000%,
08/15/2034 311,557
0.0
64,698  Freddie Mac REMIC
Trust 2861 Z, 5.500%,
09/15/2034 64,530
0.0
105,831  Freddie Mac REMIC
Trust 2930 ZL,
5.000%,
02/15/2035 104,050
0.0
163,711  Freddie Mac REMIC
Trust 2931 ZY,
5.000%,
02/15/2035 162,149
0.0
236,384
(3)(6)
Freddie Mac
REMIC Trust
2993 GS, 0.957%,
(-1.000*US0001M +
6.150%),
06/15/2025 1,286
0.0
538,533
(3)(6)
Freddie Mac REMIC
Trust 3006 SI, 1.547%,
(-1.000*US0001M +
6.740%),
07/15/2035 49,504
0.0
554,371
(3)(6)
Freddie Mac REMIC
Trust 3006 YI, 1.547%,
(-1.000*US0001M +
6.740%),
07/15/2035 47,149
0.0
3,401,679
(3)(6)
Freddie Mac REMIC
Trust 3045 DI, 1.537%,
(-1.000*US0001M +
6.730%),
10/15/2035 261,349
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
604,201  Freddie Mac REMIC
Trust 3117 ZA,
5.500%,
02/15/2036 $ 598,762
0.0
552,982
(3)(6)
Freddie Mac
REMIC Trust
3171 PS, 1.292%,
(-1.000*US0001M +
6.485%),
06/15/2036 32,266
0.0
3,498,909
(3)(6)
Freddie Mac REMIC
Trust 3199 S, 1.257%,
(-1.000*US0001M +
6.450%),
08/15/2036 303,692
0.0
3,177,366
(3)(6)
Freddie Mac
REMIC Trust
3213 JS, 2.007%,
(-1.000*US0001M +
7.200%),
09/15/2036 355,448
0.0
6,373,321
(3)(6)
Freddie Mac
REMIC Trust
3346 SC, 1.357%,
(-1.000*US0001M +
6.550%),
10/15/2033 467,694
0.0
284,749  Freddie Mac REMIC
Trust 3351 ZC,
5.500%,
07/15/2037 281,053
0.0
793,034
(3)(6)
Freddie Mac REMIC
Trust 3375 QI, 0.600%,
(-1.000*US0001M +
64.600%),
10/15/2037 17,895
0.0
91,712  Freddie Mac REMIC
Trust 3394 ZY,
6.000%,
11/15/2037 92,932
0.0
5,396,779
(3)(6)
Freddie Mac
REMIC Trust
3510 AS, 1.217%,
(-1.000*US0001M +
6.410%),
04/15/2037 473,736
0.0
147,243
(3)(6)
Freddie Mac REMIC
Trust 3524 LA,
5.091%,
03/15/2033 141,082
0.0
9,916
(3)
Freddie Mac REMIC
Trust 3556 NT,
8.293%, (US0001M +
3.100%),
03/15/2038 10,083
0.0
5,416,215
(3)(6)
Freddie Mac
REMIC Trust
3629 CS, 1.157%,
(-1.000*US0001M +
6.350%),
01/15/2040 515,408
0.0
3,228,374  Freddie Mac REMIC
Trust 3639 ZN,
5.500%,
12/15/2034 3,242,239
0.1
282,969  Freddie Mac REMIC
Trust 3662 ZB,
5.500%,
08/15/2036 289,513
0.0
209,173  Freddie Mac REMIC
Trust 3724 CM,
5.500%,
06/15/2037 212,143
0.0
2,066,544  Freddie Mac REMIC
Trust 3736 ZP,
4.000%,
10/15/2040 1,925,416
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,531,339  Freddie Mac REMIC
Trust 3740 KE,
4.000%,
10/15/2040 $ 1,426,363
0.0
18,837,019  Freddie Mac REMIC
Trust 3753 KZ,
4.500%,
11/15/2040 18,404,278
0.3
4,129,548  Freddie Mac REMIC
Trust 3775 GZ,
4.500%,
12/15/2040 3,820,809
0.1
1,900,000  Freddie Mac REMIC
Trust 3820 NC,
4.500%,
03/15/2041 1,860,415
0.0
835,836  Freddie Mac REMIC
Trust 3843 JZ,
5.100%,
04/15/2041 825,642
0.0
371,127  Freddie Mac REMIC
Trust 3848 WX,
5.000%,
04/15/2041 370,783
0.0
668,804
(3)(6)
Freddie Mac
REMIC Trust
3856 KS, 1.357%,
(-1.000*US0001M +
6.550%),
05/15/2041 63,157
0.0
2,650,000  Freddie Mac REMIC
Trust 3890 ME,
5.000%,
07/15/2041 2,648,568
0.1
1,953,991  Freddie Mac REMIC
Trust 3893 PU,
4.000%,
07/15/2041 1,852,836
0.0
3,804,494  Freddie Mac REMIC
Trust 3919 BY,
4.000%,
09/15/2041 3,580,513
0.1
7,406,730  Freddie Mac REMIC
Trust 3919 ZB,
4.000%,
09/15/2041 6,970,379
0.1
3,053,823  Freddie Mac REMIC
Trust 3923 GY,
4.000%,
09/15/2041 2,890,861
0.1
273,190
(3)(6)
Freddie Mac
REMIC Trust
3925 SD, 0.857%,
(-1.000*US0001M +
6.050%),
07/15/2040 6,504
0.0
1,077,487
(3)(6)
Freddie Mac
REMIC Trust
3925 SL, 0.857%,
(-1.000*US0001M +
6.050%),
01/15/2041 15,639
0.0
1,343,400  Freddie Mac REMIC
Trust 3934 CB,
4.000%,
10/15/2041 1,265,454
0.0
351,829  Freddie Mac REMIC
Trust 3934 KB,
5.000%,
10/15/2041 351,244
0.0
4,101,770  Freddie Mac REMIC
Trust 3982 LZ,
4.000%,
01/15/2042 3,893,144
0.1
826,600  Freddie Mac REMIC
Trust 3997 PB,
4.000%,
02/15/2042 788,452
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
140,534  Freddie Mac REMIC
Trust 4000 PA,
4.500%,
01/15/2042 $ 135,871
0.0
2,674,728
(3)(6)
Freddie Mac
REMIC Trust
4057 SN, 1.457%,
(-1.000*US0001M +
6.650%),
12/15/2041 183,844
0.0
2,533,480  Freddie Mac REMIC
Trust 4057 ZB,
3.500%,
06/15/2042 2,343,186
0.0
11,645,653  Freddie Mac REMIC
Trust 4084 TZ,
4.000%,
07/15/2042 10,863,678
0.2
721,422
(3)(6)
Freddie Mac
REMIC Trust
4088 CS, 0.807%,
(-1.000*US0001M +
6.000%),
08/15/2042 66,760
0.0
1,411,706
(3)(6)
Freddie Mac
REMIC Trust
4090 SN, 1.507%,
(-1.000*US0001M +
6.700%),
08/15/2032 92,772
0.0
584,552  Freddie Mac REMIC
Trust 4100 JA,
3.500%,
10/15/2041 553,432
0.0
3,870,766
(6)
Freddie Mac REMIC
Trust 4161 WI,
3.000%,
02/15/2033 319,840
0.0
3,702,618
(3)(6)
Freddie Mac
REMIC Trust
4191 SA, 1.007%,
(-1.000*US0001M +
6.200%),
03/15/2043 265,331
0.0
2,128,000  Freddie Mac REMIC
Trust 4193 BP,
4.000%,
04/15/2043 1,963,061
0.0
1,917,835
(6)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 308,851
0.0
2,708,941  Freddie Mac REMIC
Trust 4203 BN,
3.000%,
04/15/2033 2,499,728
0.0
2,080,000  Freddie Mac REMIC
Trust 4235 QD,
3.000%,
08/15/2033 1,908,224
0.0
1,004,388  Freddie Mac REMIC
Trust 4246 ZX,
4.500%,
04/15/2041 982,387
0.0
816,509
(6)
Freddie Mac REMIC
Trust 4293 KI, 4.500%,
08/15/2043 100,436
0.0
22,579,742
(3)(6)
Freddie Mac
REMIC Trust
4301 SD, 0.907%,
(-1.000*US0001M +
6.100%),
07/15/2037 1,469,384
0.0
7,110,577  Freddie Mac REMIC
Trust 4310 BZ,
4.000%,
02/15/2044 6,702,939
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,916,450  Freddie Mac REMIC
Trust 4316 XZ,
4.500%,
03/15/2044 $ 4,754,564
0.1
7,644,743  Freddie Mac REMIC
Trust 4335 XZ,
4.250%,
05/15/2044 7,234,459
0.1
5,410,912  Freddie Mac REMIC
Trust 4335 ZX,
4.250%,
05/15/2044 5,120,521
0.1
11,503,276  Freddie Mac REMIC
Trust 4348 ZX,
4.250%,
06/15/2044 10,858,542
0.2
502,813  Freddie Mac REMIC
Trust 4370 AD,
3.000%,
08/15/2040 492,016
0.0
2,605,874
(3)(6)
Freddie Mac
REMIC Trust
4386 LS, 0.907%,
(-1.000*US0001M +
6.100%),
09/15/2044 238,716
0.0
2,711,974  Freddie Mac REMIC
Trust 4401 BL,
3.500%,
10/15/2034 2,563,762
0.1
8,881,696
(3)(6)
Freddie Mac
REMIC Trust
4407 CS, 1.007%,
(-1.000*US0001M +
6.200%),
06/15/2044 640,648
0.0
13,219,090
(3)(6)
Freddie Mac
REMIC Trust
4407 PS, 0.407%,
(-1.000*US0001M +
5.600%),
06/15/2044 694,925
0.0
6,418,124  Freddie Mac REMIC
Trust 4444 CZ,
3.000%,
02/15/2045 5,480,252
0.1
12,394,769
(3)(6)
Freddie Mac
REMIC Trust
4461 AS, 0.407%,
(-1.000*US0001M +
5.600%),
04/15/2045 773,996
0.0
3,124,000  Freddie Mac REMIC
Trust 4492 VB,
3.500%,
05/15/2035 2,915,359
0.1
53,764  Freddie Mac REMIC
Trust 4500 HC,
3.000%,
11/15/2042 53,003
0.0
2,913,000  Freddie Mac REMIC
Trust 4505 PB,
3.000%,
08/15/2045 2,476,569
0.0
8,068,266  Freddie Mac REMIC
Trust 4545 PL,
3.500%,
01/15/2046 7,181,419
0.1
11,451,684
(3)(6)
Freddie Mac
REMIC Trust
4574 ST, 0.807%,
(-1.000*US0001M +
6.000%),
04/15/2046 1,192,862
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
60,237,865
(3)(6)
Freddie Mac
REMIC Trust
4585 AS, 0.907%,
(-1.000*US0001M +
6.100%),
05/15/2046 $ 4,790,097
0.1
4,203,783  Freddie Mac REMIC
Trust 4608 JV,
3.500%,
01/15/2055 3,472,666
0.1
16,997,994
(3)(6)
Freddie Mac
REMIC Trust
4611 BS, 0.907%,
(-1.000*US0001M +
6.100%),
06/15/2041 1,374,143
0.0
10,737,605  Freddie Mac REMIC
Trust 4664 KZ,
3.500%,
02/15/2047 9,792,881
0.1
5,769,443  Freddie Mac REMIC
Trust 4680 GZ,
3.500%,
03/15/2047 5,184,860
0.1
6,092,258  Freddie Mac REMIC
Trust 4682 HZ,
3.500%,
04/15/2047 5,588,670
0.1
2,260,215  Freddie Mac REMIC
Trust 4700 KZ,
3.500%,
07/15/2047 2,025,628
0.0
4,116,734  Freddie Mac REMIC
Trust 4753 VZ,
3.000%,
12/15/2047 3,143,394
0.1
3,370,663  Freddie Mac REMIC
Trust 4755 Z, 3.000%,
02/15/2048 2,875,364
0.1
36,146,942  Freddie Mac REMIC
Trust 4771 HZ,
3.500%,
03/15/2048 32,457,933
0.4
754,965  Freddie Mac REMIC
Trust 4772 VG,
4.500%,
08/15/2036 744,618
0.0
15,240,149  Freddie Mac REMIC
Trust 4776 AZ,
4.000%,
07/15/2047 14,276,421
0.2
415,184  Freddie Mac REMIC
Trust 4787 PY,
4.000%,
05/15/2048 389,228
0.0
8,116,930  Freddie Mac REMIC
Trust 4795 D, 5.000%,
05/15/2048 8,029,726
0.1
2,113,981  Freddie Mac REMIC
Trust 4834 AZ,
3.500%,
10/15/2048 1,954,515
0.0
34,049,917
(3)(6)
Freddie Mac
REMIC Trust
4879 DS, 0.907%,
(-1.000*US0001M +
6.100%),
08/15/2034 2,036,117
0.0
29,086,617
(3)(6)
Freddie Mac
REMIC Trust
4892 SA, 0.857%,
(-1.000*US0001M +
6.050%),
07/15/2049 2,942,788
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,632,872  Freddie Mac REMIC
Trust 4904 HB,
3.000%,
08/25/2049 $ 1,256,682
0.0
7,892,614
(3)(6)
Freddie Mac
REMIC Trust
4906 SQ, 0.900%,
(-1.000*US0001M +
6.050%),
09/25/2049 790,421
0.0
606,535  Freddie Mac REMIC
Trust 4914 DB,
3.000%,
09/25/2049 445,592
0.0
2,221,130  Freddie Mac REMIC
Trust 4941 CZ,
3.000%,
11/25/2049 1,868,326
0.0
2,949,190  Freddie Mac REMIC
Trust 4941 WZ,
3.000%,
11/25/2049 2,609,595
0.1
4,760,449  Freddie Mac REMIC
Trust 4950 KE,
2.500%,
12/25/2049 4,138,257
0.1
55,369,589
(6)
Freddie Mac REMIC
Trust 4998 AI, 3.500%,
12/25/2049 11,048,547
0.2
51,414,833
(6)
Freddie Mac REMIC
Trust 5014 HI, 4.000%,
09/25/2050 10,159,062
0.1
32,381,242
(6)
Freddie Mac REMIC
Trust 5019 HI, 3.500%,
10/25/2050 5,803,007
0.1
23,907,883
(3)(6)
Freddie Mac
REMIC Trust
5045 BS, 1.133%,
(-1.000*SOFR30A +
6.200%),
11/25/2050 3,255,142
0.1
103,093,473
(6)
Freddie Mac REMIC
Trust 5051 BI, 3.000%,
11/25/2050 16,745,648
0.2
29,346,375
(6)
Freddie Mac REMIC
Trust 5072 NI, 3.000%,
01/25/2050 4,824,315
0.1
57,667,400
(6)
Freddie Mac REMIC
Trust 5072 QI,
3.500%,
10/25/2050 11,563,905
0.2
46,048,924
(6)
Freddie Mac REMIC
Trust 5082 IQ,
3.000%,
03/25/2051 7,530,998
0.1
21,923,054
(6)
Freddie Mac REMIC
Trust 5103 HI, 4.000%,
05/25/2051 4,317,441
0.1
23,398,897
(6)
Freddie Mac REMIC
Trust 5113 AI, 4.000%,
06/25/2041 3,713,321
0.1
70,476,102
(6)
Freddie Mac REMIC
Trust 5117 IO, 3.000%,
06/25/2051 9,935,841
0.1
28,059,196
(6)
Freddie Mac REMIC
Trust 5128 IC, 5.500%,
09/25/2041 5,527,476
0.1
1,520,564  Freddie Mac REMIC
Trust 5228 EC,
4.000%,
02/25/2050 1,396,111
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,523,214
(1)(3)
Freddie Mac STACR
Remic Trust 2020-
DNA2 M2, 7.000%,
(US0001M + 1.850%),
02/25/2050 $ 3,536,049
0.1
1,368,858
(1)(3)
Freddie Mac STACR
REMIC Trust 2020-
HQA1 M2, 7.050%,
(US0001M + 1.900%),
01/25/2050 1,368,441
0.0
8,740,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2020-
HQA2 B1, 9.250%,
(US0001M + 4.100%),
03/25/2050 9,057,640
0.1
2,888,937
(1)(3)
Freddie Mac STACR
REMIC Trust 2020-
HQA2 M2, 8.250%,
(US0001M + 3.100%),
03/25/2050 2,964,781
0.1
3,825,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 B1, 8.467%,
(SOFR30A + 3.400%),
10/25/2041 3,816,223
0.1
5,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 B1, 8.717%,
(SOFR30A + 3.650%),
11/25/2041 4,983,284
0.1
1,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 M2, 6.867%,
(SOFR30A + 1.800%),
11/25/2041 964,608
0.0
3,260,396
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA1 M2, 7.317%,
(SOFR30A + 2.250%),
08/25/2033 3,214,360
0.1
6,500,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA3 M2, 7.167%,
(SOFR30A + 2.100%),
09/25/2041 6,185,272
0.1
15,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 8.817%,
(SOFR30A + 3.750%),
12/25/2041 14,328,972
0.2
10,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 7.417%,
(SOFR30A + 2.350%),
12/25/2041 9,505,349
0.1
13,500,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 8.467%,
(SOFR30A + 3.400%),
01/25/2042 12,993,041
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,200,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M1B, 6.917%,
(SOFR30A + 1.850%),
01/25/2042 $ 8,913,973
0.1
7,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M2, 7.567%,
(SOFR30A + 2.500%),
01/25/2042 6,783,484
0.1
1,400,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA4 M2, 10.317%,
(SOFR30A + 5.250%),
05/25/2042 1,472,556
0.0
2,300,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA5 M2, 11.817%,
(SOFR30A + 6.750%),
06/25/2042 2,534,172
0.1
2,700,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA1 M2, 10.317%,
(SOFR30A + 5.250%),
03/25/2042 2,800,105
0.1
5,150,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA2 M2, 11.067%,
(SOFR30A + 6.000%),
07/25/2042 5,470,962
0.1
3,500,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA3 M2, 10.417%,
(SOFR30A + 5.350%),
08/25/2042 3,647,953
0.1
2,472,507  Freddie Mac Strips 277
30, 3.000%,
09/15/2042 2,211,984
0.0
5,365,225
(6)
Freddie Mac Strips
303 C17, 3.500%,
01/15/2043 839,695
0.0
26,454,419
(3)(6)
Freddie Mac Strips
311 S1, 0.757%,
(-1.000*US0001M +
5.950%),
08/15/2043 2,690,512
0.1
9,933,611  Freddie Mac Strips
326 350, 3.500%,
03/15/2044 9,153,524
0.1
798,345
(3)(6)
Freddie Mac Strips 344
68, 3.000%,
02/15/2045 92,919
0.0
248,591
(3)(6)
Freddie Mac Strips 344
89, 4.500%,
02/15/2045 42,966
0.0
3,427,882
(6)
Freddie Mac Strips
344 C13, 4.500%,
02/15/2045 683,920
0.0
4,966,804
(6)
Freddie Mac Strips
344 C17, 4.000%,
02/15/2045 916,070
0.0
2,450,813
(3)(6)
Freddie Mac Strips
344 C18, 4.000%,
02/15/2045 393,772
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,000,634
(3)(6)
Freddie Mac Strips
344 C19, 3.500%,
02/15/2045 $ 382,237
0.0
4,876,910
(6)
Freddie Mac Strips 344
C2, 4.000%,
02/15/2045 894,749
0.0
4,116,161
(6)
Freddie Mac Strips 344
C4, 4.000%,
02/15/2045 745,611
0.0
6,965,432
(6)
Freddie Mac Strips 344
C5, 3.500%,
02/15/2045 1,145,978
0.0
7,207,687
(6)
Freddie Mac Strips 344
C6, 4.000%,
02/15/2045 1,329,340
0.0
3,960,203
(6)
Freddie Mac Strips 344
C7, 4.000%,
02/15/2045 741,549
0.0
3,099,877
(6)
Freddie Mac Strips 344
C8, 3.500%,
02/15/2045 511,107
0.0
3,605,460
(6)
Freddie Mac Strips 344
C9, 3.500%,
02/15/2045 584,829
0.0
8,454,561
(6)
Freddie Mac Strips
347 C14, 3.500%,
02/15/2044 1,427,633
0.0
5,009,858
(6)
Freddie Mac Strips
347 C22, 4.000%,
02/15/2044 902,900
0.0
5,459,306
(6)
Freddie Mac Strips
347 C23, 4.000%,
02/15/2044 990,297
0.0
5,135,647
(6)
Freddie Mac Strips
347 C24, 4.000%,
02/15/2044 919,313
0.0
4,594,245
(6)
Freddie Mac Strips
347 C25, 4.000%,
02/15/2044 822,091
0.0
6,406,979
(6)
Freddie Mac Strips
347 C26, 4.000%,
02/15/2044 1,196,039
0.0
5,911,807
(6)
Freddie Mac Strips
347 C28, 4.500%,
02/15/2044 1,197,507
0.0
9,505,623
(6)
Freddie Mac Strips 347
C5, 3.000%,
05/15/2043 1,436,875
0.0
20,411,921
(6)
Freddie Mac Strips
365 C23, 3.500%,
10/15/2047 3,557,312
0.1
5,816,604
(1)(3)
Freddie Mac Structured
Agency Credit Risk
Debt Notes 2021-DNA2
M2, 7.367%, (SOFR30A
+ 2.300%),
08/25/2033 5,823,739
0.1
859,662
(3)
Freddie Mac Structured
Pass-Through
Certificates T-48 1A,
4.392%,
07/25/2033 810,777
0.0
2,529,751  Freddie Mac Whole
Loan Securities Trust
2017-SC01 1A,
3.000%,
12/25/2046 2,194,019
0.0
2,528,156  Freddie Mac Whole
Loan Securities Trust
2017-SC01 2A,
3.500%,
12/25/2046 2,243,331
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
582,610
(1)(3)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 $ 553,116
0.0
3,748,382
(1)(3)
Galton Funding
Mortgage Trust 2018-2
B2, 4.528%,
10/25/2058 3,416,301
0.1
1,101,680
(3)(6)
Ginnie Mae 2005-
37 SI, 1.004%,
(-1.000*US0001M +
6.150%),
05/20/2035 74,686
0.0
277,640
(3)(6)
Ginnie Mae 2005-
7 AH, 1.612%,
(-1.000*US0001M +
6.770%),
02/16/2035 20,343
0.0
5,661,384
(3)(6)
Ginnie Mae 2007-
17 IC, 1.092%,
(-1.000*US0001M +
6.250%),
04/16/2037 281,029
0.0
959,906
(3)(6)
Ginnie Mae 2007-
23 ST, 1.043%,
(-1.000*US0001M +
6.200%),
04/20/2037 67,687
0.0
1,185,004
(3)(6)
Ginnie Mae 2007-
40 SE, 1.604%,
(-1.000*US0001M +
6.750%),
07/20/2037 126,003
0.0
6,224,005
(3)(6)
Ginnie Mae 2007-
41 SL, 1.554%,
(-1.000*US0001M +
6.700%),
07/20/2037 537,739
0.0
784,945
(3)(6)
Ginnie Mae 2007-
7 EI, 1.043%,
(-1.000*US0001M +
6.200%),
02/20/2037 66,929
0.0
727,562
(3)(6)
Ginnie Mae 2008-
2 SW, 1.404%,
(-1.000*US0001M +
6.550%),
01/20/2038 72,126
0.0
359,382
(3)(6)
Ginnie Mae 2008-
35 SN, 1.254%,
(-1.000*US0001M +
6.400%),
04/20/2038 26,056
0.0
197,474
(3)(6)
Ginnie Mae 2008-
40 PS, 1.342%,
(-1.000*US0001M +
6.500%),
05/16/2038 13,755
0.0
544,399
(3)(6)
Ginnie Mae 2009-
25 KS, 1.054%,
(-1.000*US0001M +
6.200%),
04/20/2039 50,062
0.0
411,133  Ginnie Mae 2009-29
PB, 4.750%,
05/20/2039 407,662
0.0
373,997  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 366,423
0.0
8,347,088  Ginnie Mae 2009-33
ZB, 6.000%,
05/20/2039 8,226,323
0.1
801,830  Ginnie Mae 2009-34 Z,
4.500%,
05/16/2039 787,796
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
895,325  Ginnie Mae 2009-
98 DA, 3.250%,
07/16/2039 $ 848,388
0.0
2,201,967  Ginnie Mae 2010-
108 WL, 4.000%,
04/16/2040 2,122,923
0.0
2,774,855
(3)(6)
Ginnie Mae 2010-
11 SA, 1.262%,
(-1.000*US0001M +
6.420%),
01/16/2040 236,655
0.0
946,859
(3)(6)
Ginnie Mae 2010-
116 NS, 1.492%,
(-1.000*US0001M +
6.650%),
09/16/2040 64,651
0.0
3,118,185
(3)(6)
Ginnie Mae 2010-
116 SK, 1.474%,
(-1.000*US0001M +
6.620%),
08/20/2040 259,661
0.0
1,204,196
(3)(6)
Ginnie Mae 2010-
14 SB, 1.654%,
(-1.000*US0001M +
6.800%),
11/20/2035 116,076
0.0
2,635,809
(3)(6)
Ginnie Mae 2010-
149 HS, 0.942%,
(-1.000*US0001M +
6.100%),
05/16/2040 36,437
0.0
330,170  Ginnie Mae 2010-
164 MD, 4.000%,
12/20/2040 318,201
0.0
1,210,156
(6)
Ginnie Mae 2010-168
BI, 5.000%,
04/20/2040 192,414
0.0
726,609
(3)(6)
Ginnie Mae 2010-
68 MS, 0.704%,
(-1.000*US0001M +
5.850%),
06/20/2040 58,721
0.0
881,219
(6)
Ginnie Mae 2010-99
IT, 5.000%,
08/16/2040 116,761
0.0
1,022,911  Ginnie Mae 2011-52
PA, 4.250%,
02/16/2041 991,688
0.0
1,740,867
(3)(6)
Ginnie Mae 2011-
72 SA, 0.192%,
(-1.000*US0001M +
5.350%),
05/16/2041 114,425
0.0
59,136
(3)(6)
Ginnie Mae 2011-
73 LS, 1.544%,
(-1.000*US0001M +
6.690%),
08/20/2039 103
0.0
206,471
(6)
Ginnie Mae 2012-91
QI, 4.500%,
09/20/2041 17,704
0.0
2,518,952
(3)(6)
Ginnie Mae 2013-
111 SA, 1.554%,
(-1.000*US0001M +
6.700%),
07/20/2043 260,272
0.0
731,647  Ginnie Mae 2013-
116 KB, 3.500%,
12/20/2042 702,015
0.0
3,345,727
(6)
Ginnie Mae 2013-167
PI, 5.500%,
11/20/2043 511,722
0.0
7,622,417  Ginnie Mae 2013-170
ZD, 2.500%,
11/16/2043 6,589,239
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
72,041  Ginnie Mae 2013-27
KA, 2.250%,
02/20/2043 $ 63,852
0.0
387,376  Ginnie Mae 2013-69
KA, 1.250%,
08/20/2042 334,907
0.0
233,753
(6)
Ginnie Mae 2014-10
GI, 4.500%,
01/16/2029 5,151
0.0
2,473,173
(3)(6)
Ginnie Mae 2014-
185 SB, 0.454%,
(-1.000*US0001M +
5.600%),
12/20/2044 159,492
0.0
1,645,112
(3)(6)
Ginnie Mae 2014-
3 QS, 1.004%,
(-1.000*US0001M +
6.150%),
03/20/2043 75,181
0.0
4,184,911
(3)(6)
Ginnie Mae 2014-
3 SU, 0.904%,
(-1.000*US0001M +
6.050%),
07/20/2039 337,321
0.0
2,381,208
(3)(6)
Ginnie Mae 2014-
56 SP, 1.042%,
(-1.000*US0001M +
6.200%),
12/16/2039 151,883
0.0
6,008,470
(3)(6)
Ginnie Mae 2014-
58 SG, 0.442%,
(-1.000*US0001M +
5.600%),
04/16/2044 299,498
0.0
16,392,610
(3)(6)
Ginnie Mae 2015-
110 MS, 0.564%,
(-1.000*US0001M +
5.710%),
08/20/2045 1,233,791
0.0
1,301,151  Ginnie Mae 2015-27
PB, 3.000%,
08/20/2044 1,247,974
0.0
14,644,491
(3)(6)
Ginnie Mae 2016-
160 GS, 0.943%,
(-1.000*US0001M +
6.100%),
11/20/2046 1,414,438
0.0
389,876  Ginnie Mae 2016-44
JA, 3.500%,
03/20/2046 352,792
0.0
31,563,090
(3)(6)
Ginnie Mae 2016-
6 SB, 0.493%,
(-1.000*US0001M +
5.650%),
01/20/2046 2,359,508
0.0
7,239,771
(3)(6)
Ginnie Mae 2017-
101 SA, 1.043%,
(-1.000*US0001M +
6.200%),
07/20/2047 755,350
0.0
15,516,165
(3)(6)
Ginnie Mae 2017-
163 SH, 1.043%,
(-1.000*US0001M +
6.200%),
11/20/2047 1,700,908
0.0
4,469,597  Ginnie Mae 2018-1 LZ,
3.000%,
01/20/2048 3,632,253
0.1
335,817  Ginnie Mae 2018-104
HZ, 3.500%,
08/20/2048 274,263
0.0
1,186,431  Ginnie Mae 2018-
120 DE, 3.500%,
09/20/2048 1,080,912
0.0
200,941  Ginnie Mae 2018-
122 GZ, 3.500%,
09/20/2048 169,824
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,618,660  Ginnie Mae 2018-126
A, 3.500%,
09/20/2048 $ 1,507,557
0.0
201,097  Ginnie Mae 2018-147
KZ, 3.750%,
10/20/2048 172,738
0.0
15,880,959
(3)(6)
Ginnie Mae 2018-
167 CS, 0.943%,
(-1.000*US0001M +
6.100%),
12/20/2048 1,388,876
0.0
176,532  Ginnie Mae 2019-100
JB, 3.000%,
08/20/2049 140,060
0.0
532,322  Ginnie Mae 2019-
100 KB, 3.000%,
08/20/2049 420,982
0.0
1,349,931  Ginnie Mae 2019-
100 MC, 3.000%,
08/20/2049 1,017,751
0.0
20,907,809
(3)(6)
Ginnie Mae 2019-
159 SM, 0.893%,
(-1.000*US0001M +
6.050%),
12/20/2049 2,311,758
0.0
1,081,376  Ginnie Mae 2019-
23 NG, 3.500%,
02/20/2049 877,326
0.0
71,326  Ginnie Mae 2019-54
AB, 3.000%,
04/20/2049 57,714
0.0
798,785  Ginnie Mae 2019-
78 MB, 3.000%,
06/20/2049 630,609
0.0
416,445  Ginnie Mae 2019-89
KB, 3.000%,
07/20/2049 332,864
0.0
299,424  Ginnie Mae 2019-
89 WB, 3.000%,
07/20/2049 233,925
0.0
21,279,341
(6)
Ginnie Mae 2020-188
PI, 3.500%,
06/20/2050 3,556,527
0.1
19,986,957
(3)(6)
Ginnie Mae 2020-
32 SG, 0.943%,
(-1.000*US0001M +
6.100%),
03/20/2050 2,138,011
0.0
31,060,088
(3)(6)
Ginnie Mae 2020-
46 BS, 0.336%,
(-1.000*US0001M +
3.350%),
04/20/2050 504,382
0.0
16,102,198
(3)(6)
Ginnie Mae 2020-
77 JS, 0.943%,
(-1.000*US0001M +
6.100%),
10/20/2048 1,123,388
0.0
90,348,321
(6)
Ginnie Mae 2021-139
PI, 2.500%,
08/20/2051 11,924,704
0.2
311,090
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 276,655
0.0
498,928
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 439,913
0.0
1,244,420
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 1,106,673
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
398,311
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 $ 370,751
0.0
2,835,173
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B3, 4.379%,
11/25/2049 2,517,846
0.0
1,072,592
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.975%,
03/25/2050 956,331
0.0
1,540,556
(1)(3)
GS Mortgage-Backed
Securities Corp.
Trust 2020-PJ3 B2A,
3.425%,
10/25/2050 1,250,786
0.0
948,374
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2020-PJ3 B4, 3.425%,
10/25/2050 691,865
0.0
1,426,407
(1)(3)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.387%,
04/25/2052 938,313
0.0
114,239  GSR Mortgage Loan
Trust 2007-1F 3A13,
6.000%,
01/25/2037 72,883
0.0
1,485,559
(3)
HarborView Mortgage
Loan Trust 2007-
5 A1A, 5.347%,
(US0001M + 0.190%),
09/19/2037 1,301,692
0.0
50,885
(3)
HomeBanc Mortgage
Trust 2004-1 2A,
6.010%, (US0001M +
0.860%),
08/25/2029 48,463
0.0
475,403
(3)
Impac CMB Trust Series
2005-1 M1, 5.840%,
(US0001M + 0.690%),
04/25/2035 440,516
0.0
2,000,000
(1)(3)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 1,303,329
0.0
1,577,535
(3)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
5.570%, (US0001M +
0.420%),
02/25/2046 1,173,766
0.0
53,512
(1)(3)
J.P. Morgan Mortgage
Trust 2019-2 A3,
4.000%,
08/25/2049 50,312
0.0
2,209,534
(1)(3)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.160%,
05/25/2052 1,448,139
0.0
307,110  JP Morgan Alternative
Loan Trust 2005-
S1 1A1, 5.500%,
12/25/2035 114,557
0.0
1,762,104
(3)
JP Morgan Mortgage
Trust 2005-A4 B1,
4.700%,
07/25/2035 1,604,804
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
959,701
(1)(3)
JP Morgan Mortgage
Trust 2017-1 B4,
3.450%,
01/25/2047 $ 793,011
0.0
1,305,461
(1)(3)
JP Morgan Mortgage
Trust 2017-6 B3,
3.780%,
12/25/2048 1,146,090
0.0
1,872,343
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B1,
3.612%,
06/25/2048 1,600,433
0.0
1,802,292
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B2,
3.612%,
06/25/2048 1,515,383
0.0
2,381,719
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B3,
3.612%,
06/25/2048 2,003,029
0.0
2,004,875
(1)(3)
JP Morgan Mortgage
Trust 2018-4 B2,
3.712%,
10/25/2048 1,727,417
0.0
2,723,686
(1)(3)
JP Morgan Mortgage
Trust 2018-9 B3,
4.263%,
02/25/2049 2,350,040
0.0
172,301
(1)(3)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 159,352
0.0
282,641
(1)(3)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 247,930
0.0
628,093
(1)(3)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 555,433
0.0
1,862,818
(1)(3)
JP Morgan Mortgage
Trust 2019-9 B2A,
3.397%,
05/25/2050 1,574,695
0.0
1,693,515
(1)(3)
JP Morgan Mortgage
Trust 2019-INV1 B3,
4.954%,
10/25/2049 1,526,752
0.0
18,283
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV2 A18,
4.000%,
12/25/2049 18,142
0.0
817,048
(1)(3)
JP Morgan Mortgage
Trust 2020-1 A7,
3.500%,
06/25/2050 717,067
0.0
282,592
(1)(3)
JP Morgan Mortgage
Trust 2020-2 A15,
3.500%,
07/25/2050 244,502
0.0
306,692
(1)(3)
JP Morgan Mortgage
Trust 2020-3 A15,
3.500%,
08/25/2050 269,543
0.0
742,678
(1)(3)
JP Morgan Mortgage
Trust 2020-3 B2,
3.846%,
08/25/2050 625,119
0.0
2,010,575
(1)(3)
JP Morgan Mortgage
Trust 2020-5 B3,
3.578%,
12/25/2050 1,607,426
0.0
929,890
(1)(3)
JP Morgan Mortgage
Trust 2020-8 B2,
3.503%,
03/25/2051 751,708
0.0
231,459
(1)(3)
JP Morgan Mortgage
Trust 2020-INV1 A3,
3.500%,
08/25/2050 204,450
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,096,261
(3)(6)
Lehman Mortgage Trust
2006-7 2A4, 1.400%,
(-1.000*US0001M +
6.550%),
11/25/2036 $ 1,197,836
0.0
8,447,847
(3)(6)
Lehman Mortgage Trust
2006-9 2A5, 1.470%,
(-1.000*US0001M +
6.620%),
01/25/2037 730,212
0.0
283,789
(1)(3)
MFA Trust 2020-NQM3
A3, 1.632%,
01/26/2065 251,553
0.0
1,100,000
(1)(3)
Mill City Mortgage Loan
Trust 2017-1 M2,
3.250%,
11/25/2058 1,028,530
0.0
3,200,000
(1)(3)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 2,896,380
0.1
2,482,000
(1)(3)
Mill City Mortgage Trust
2015-2 B2, 3.704%,
09/25/2057 2,197,249
0.0
1,000,000
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2020-
1 A5A, 2.500%,
12/25/2050 684,836
0.0
2,077,440
(1)(3)
New Residential
Mortgage Loan Trust
2017-3A B2, 4.750%,
04/25/2057 1,962,013
0.0
690,430
(1)(3)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 636,409
0.0
1,000,000
(1)(3)
Oaktown Re VI Ltd.
2021-1A M1C, 8.067%,
(SOFR30A + 3.000%),
10/25/2033 1,018,481
0.0
6,000,000
(1)(3)
Oaktown Re VII Ltd.
2021-2 M1C, 8.417%,
(SOFR30A + 3.350%),
04/25/2034 5,959,619
0.1
104,951
(1)(3)
OBX Trust 2019-
EXP1 1A3, 4.000%,
01/25/2059 100,191
0.0
315,084
(1)(3)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 291,264
0.0
1,655,716,059
(1)
(6)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 4,862,424
0.1
68,558  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 57,197
0.0
1,190,853
(1)(3)
Provident Funding
Mortgage Trust 2020-1
B3, 3.250%,
02/25/2050 923,656
0.0
10,000,000
(1)(3)
Radnor RE Ltd. 2021-
1 M1C, 7.767%,
(SOFR30A + 2.700%),
12/27/2033 10,162,364
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
763,058
(1)(3)
RCKT Mortgage Trust
2019-1 A13, 3.500%,
09/25/2049 $ 667,579
0.0
34,449,941
(3)
Seasoned Credit Risk
Transfer Trust 2017-4
HT, 3.250%,
06/25/2057 30,944,708
0.4
222,491
(1)(3)
Seasoned Credit Risk
Transfer Trust Series
2016-1 M2, 3.750%,
09/25/2055 194,747
0.0
3,057,190  Seasoned Credit Risk
Transfer Trust Series
2018-2 HT, 3.000%,
11/25/2057 2,657,266
0.1
8,055,836  Seasoned Credit Risk
Transfer Trust Series
2018-2 MV, 3.500%,
11/25/2057 7,366,786
0.1
3,359,067  Seasoned Credit Risk
Transfer Trust Series
2018-3 HT, 3.000%,
08/25/2057 2,908,623
0.1
2,887,741  Seasoned Credit Risk
Transfer Trust Series
2018-4 HT, 3.000%,
03/25/2058 2,499,343
0.0
2,870,564  Seasoned Credit Risk
Transfer Trust Series
2019-1 HT, 3.000%,
07/25/2058 2,494,245
0.0
1,723,973  Seasoned Credit Risk
Transfer Trust Series
2019-2 HT, 3.000%,
08/25/2058 1,498,664
0.0
768,309  Seasoned Credit Risk
Transfer Trust Series
2019-3 HT, 3.000%,
10/25/2058 668,047
0.0
2,058,384  Seasoned Credit Risk
Transfer Trust Series
2019-3 MA, 3.500%,
10/25/2058 1,930,043
0.0
543,587  Seasoned Credit Risk
Transfer Trust Series
2019-4 M55D, 4.000%,
02/25/2059 510,526
0.0
32,340,000  Seasoned Loans
Structured Transaction
Trust Series 2019-
3 A2C, 2.750%,
11/25/2029 28,488,943
0.4
949,643
(1)(3)
Sequoia Mortgage Trust
2015-2 B3, 3.764%,
05/25/2045 802,942
0.0
982,625
(1)(3)
Sequoia Mortgage Trust
2015-3 B3, 3.724%,
07/25/2045 707,090
0.0
668,391
(1)(3)
Sequoia Mortgage Trust
2017-5 B3, 3.779%,
08/25/2047 586,968
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
158,672
(1)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 $ 145,921
0.0
2,344,697
(1)
Sequoia Mortgage
Trust 2018-CH1 B2B,
4.447%,
03/25/2048 2,131,552
0.0
599,599
(1)(3)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 529,456
0.0
114,209
(1)(3)
Sequoia Mortgage Trust
2019-CH2 A1, 4.500%,
08/25/2049 111,717
0.0
1,872,839
(1)(3)
Sequoia Mortgage Trust
2020-2 B2, 3.639%,
03/25/2050 1,559,543
0.0
2,850,400
(1)(3)
Sequoia Mortgage Trust
2020-3 B2, 3.322%,
04/25/2050 2,319,986
0.0
1,114,514
(1)(3)
Sequoia Mortgage Trust
2021-5 A19, 2.500%,
07/25/2051 863,909
0.0
953,077
(1)(3)
Sequoia Mortgage Trust
2021-5 B3, 3.050%,
07/25/2051 650,239
0.0
1,700,539
(1)(3)
Shellpoint Co-Originator
Trust 2017-2 B2,
3.646%,
10/25/2047 1,497,874
0.0
1,000,000
(1)(3)
Starwood Mortgage
Residential Trust
2022-2 M1, 4.200%,
02/25/2067 726,102
0.0
2,211,020
(1)(3)
TIAA Bank Mortgage
Loan Trust 2018-2 B2,
3.690%,
07/25/2048 1,917,009
0.0
1,400,000
(1)(3)
Towd Point Mortgage
Trust 2015-2 1B1,
3.575%,
11/25/2060 1,322,502
0.0
2,640,000
(1)(3)
Towd Point Mortgage
Trust 2015-2 2B2,
4.397%,
11/25/2057 2,520,354
0.1
4,346,000
(1)(3)
Towd Point Mortgage
Trust 2016-2 M1,
3.000%,
08/25/2055 4,098,453
0.1
3,200,000
(1)(3)
Towd Point Mortgage
Trust 2017-1 M1,
3.750%,
10/25/2056 3,007,655
0.1
2,200,000
(1)(3)
Towd Point Mortgage
Trust 2017-3 M1,
3.500%,
07/25/2057 2,019,295
0.0
10,200,000
(1)(3)
Triangle Re Ltd.
2021-3 M1B, 7.967%,
(SOFR30A + 2.900%),
02/25/2034 10,095,554
0.1
373,773
(3)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A1,
4.291%,
10/20/2035 361,076
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,173,324
(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 A1C3,
6.170%, (US0001M +
1.020%),
08/25/2045 $ 1,115,063
0.0
41,780,627
(3)(6)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X, 1.410%,
08/25/2045 38,146
0.0
234,552
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
3.816%,
10/25/2036 212,708
0.0
167,023
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
3.230%,
10/25/2036 151,211
0.0
496,263
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR14 1A4,
3.342%,
11/25/2036 427,218
0.0
592,757
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR16 2A1,
3.435%,
12/25/2036 517,370
0.0
796,633
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR8 1A4,
3.693%,
08/25/2046 714,686
0.0
1,134,395
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
3.768%,
12/25/2036 1,018,267
0.0
314,866
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY3 1A1,
3.472%,
03/25/2037 250,823
0.0
2,012,345
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 5.082%,
06/25/2034 1,899,861
0.0
873,582
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 6.130%,
(US0001M + 0.980%),
10/25/2045 822,563
0.0
1,370,389
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 2A3, 3.435%,
12/25/2036 1,196,102
0.0
990,088
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-10 2A3, 5.750%,
(US0001M + 0.900%),
11/25/2035 831,406
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
882,039  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-11 A1, 5.750%,
01/25/2036 $ 729,217
0.0
569,850  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-5 CB3, 5.500%,
07/25/2035 513,062
0.0
3,023,468
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 4.936%,
(12MTA + 0.960%),
08/25/2046 1,706,369
0.0
976,339
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2007-OC1 A4, 5.790%,
(US0001M + 0.640%),
01/25/2047 883,502
0.0
246,867  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 230,258
0.0
471,275
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2007-OC1
A3, 5.610%, (US0001M
+ 0.460%),
01/25/2047 421,949
0.0
407,092
(3)
Wells Fargo Alternative
Loan Trust 2007-
PA2 2A1, 5.580%,
(US0001M + 0.430%),
06/25/2037 328,381
0.0
427,012  Wells Fargo Alternative
Loan Trust 2007-
PA3 3A1, 6.250%,
07/25/2037 361,881
0.0
121,688
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
4.692%,
04/25/2036 114,686
0.0
1,894,204
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2019-4 B3, 3.514%,
09/25/2049 1,280,824
0.0
585,060
(1)(3)
WinWater Mortgage
Loan Trust 2015-5 B3,
3.753%,
08/20/2045 531,480
0.0
954,421
(1)(3)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.753%,
08/20/2045 847,696
0.0
Total Collateralized
Mortgage Obligations
(Cost $1,466,998,960)
1,291,506,300
16.7

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 14 .3%
United States Treasury Bonds : 3 .5%
58,000
1.250
%,
05/15/2050 $ 32,647
0.0
2,699,000
1.375
%,
11/15/2040 1,807,908
0.0
268,000
1.625
%,
11/15/2050 166,584
0.0
9,469,100
2.875
%,
05/15/2052 7,851,585
0.1
14,333,300
3.250
%,
05/15/2042 12,797,509
0.2
80,351,600
3.625
%,
02/15/2053 77,137,536
1.0
173,440,300
(2)
3.875
%,
05/15/2043 169,266,893
2.2
269,060,662
3.5
United States Treasury Notes : 10 .8%
100,000
0.125
%,
10/15/2023 98,556
0.0
25,162,000
0.500
%,
11/30/2023 24,667,118
0.3
132,000
0.625
%,
05/15/2030 105,781
0.0
32,536,700
0.875
%,
01/31/2024 31,697,483
0.4
8,184,600
1.250
%,
11/30/2026 7,375,891
0.1
25,131,200
1.250
%,
09/30/2028 21,761,067
0.3
3,309,100
1.500
%,
01/31/2027 2,998,096
0.0
17,183,400
1.500
%,
11/30/2028 15,034,468
0.2
50,000,000
2.750
%,
05/15/2025 48,035,156
0.6
4,089,400
2.750
%,
08/15/2032 3,749,708
0.1
63,655,300
3.375
%,
05/15/2033 61,397,526
0.8
39,156,000
3.625
%,
05/31/2028 38,302,521
0.5
27,223,800
3.625
%,
05/31/2030 26,847,346
0.3
100,354,000
3.750
%,
06/30/2030 99,036,854
1.3
175,964,000
4.000
%,
06/30/2028 175,015,445
2.3
152,669,000
4.125
%,
06/15/2026 151,142,310
2.0
27,249,900
(2)
4.250
%,
05/31/2025 26,908,744
0.4
96,102,900
4.625
%,
06/30/2025 95,669,311
1.2
829,843,381
10.8
Total U.S. Treasury
Obligations
(Cost $1,113,412,313)
1,098,904,043
14.3
ASSET-BACKED SECURITIES : 9 .4%
Automobile Asset-Backed Securities : 0 .2%
5,050,000  AmeriCredit Automobile
Receivables Trust
2019-3 D, 2.580%,
09/18/2025 4,920,488
0.1
550,000  Drive Auto Receivables
Trust 2021-2 D,
1.390%,
03/15/2029 513,694
0.0
3,250,000
(1)
GLS Auto Receivables
Issuer Trust 2021-4A
C, 1.940%,
10/15/2027 3,075,342
0.0
3,507,769  Santander Drive Auto
Receivables Trust
2020-2 D, 2.220%,
09/15/2026 3,445,472
0.0
6,050,000
(1)
Westlake Automobile
Receivables Trust
2021-2A C, 0.890%,
07/15/2026 5,783,038
0.1
17,738,034
0.2
Home Equity Asset-Backed Securities : 0 .1%
2,745,653
(3)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 2,173,069
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Home Equity Asset-Backed Securities: (continued)
4,558,844
(3)
Freddie Mac Structured
Pass-Through
Certificates T-31 A7,
5.400%, (US0001M +
0.250%),
05/25/2031 $ 4,536,158
0.1
2,701,459
(3)
GSAA Trust 2006-
7 AF2, 5.995%,
03/25/2046 1,064,662
0.0
132,955
(3)
HSI Asset Loan
Obligation Trust 2007-
WF1 A6, 4.497%,
12/25/2036 99,057
0.0
474,576
(3)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A3, 5.470%,
(US0001M + 0.320%),
02/25/2037 433,188
0.0
573,370
(3)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A4A, 5.610%,
(US0001M + 0.460%),
02/25/2037 515,897
0.0
932,959
(3)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.140%,
11/25/2035 912,268
0.0
9,734,299
0.1
Other Asset-Backed Securities : 8 .0%
6,800,000
(1)(3)
AB BSL CLO 4 Ltd.
2023-4A A, 6.957%,
(TSFR3M + 2.000%),
04/20/2036 6,824,364
0.1
6,750,000
(1)(3)
AIG CLO LLC 2021-1A
C, 7.023%, (US0003M
+ 1.750%),
04/22/2034 6,474,991
0.1
1,033,518
(1)(3)(6)(7)
American Homes 4
Rent Trust 2015-
SFR1 XS, 3.232%,
04/17/2052 —
0.0
1,850,000
(1)(3)
AMMC CLO 16 Ltd.
2015-16A CR2,
7.201%, (US0003M +
1.950%),
04/14/2029 1,850,080
0.0
10,000,000
(1)(3)
Apidos CLO XXXV
2021-35A C, 6.900%,
(US0003M + 1.650%),
04/20/2034 9,466,770
0.1
2,029,500
(1)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 1,875,734
0.0
669,301
(1)
Aqua Finance Trust
2019-A A, 3.140%,
07/16/2040 625,336
0.0
1,734,923
(1)
Aqua Finance Trust
2020-AA A, 1.900%,
07/17/2046 1,602,506
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
7,099,250
(1)
Arbys Funding LLC
2020-1A A2, 3.237%,
07/30/2050 $ 6,282,849
0.1
3,750,000
(1)(3)
Barings Clo Ltd.
2019-4A C, 8.060%,
(US0003M + 2.800%),
01/15/2033 3,687,491
0.0
3,890,000
(1)(3)
Barings CLO Ltd.
2017-1A A2, 6.612%,
(US0003M + 1.350%),
07/18/2029 3,837,715
0.0
6,361,000
(1)(3)
Barings CLO Ltd.
2018-3A A2, 6.550%,
(US0003M + 1.300%),
07/20/2029 6,317,720
0.1
7,250,000
(1)
Beacon Container
Finance II LLC 2021-1A
A, 2.250%,
10/22/2046 6,196,997
0.1
6,500,000
(1)(3)
Benefit Street Partners
CLO IV Ltd. 2014-
IVA BRRR, 7.400%,
(US0003M + 2.150%),
01/20/2032 6,265,564
0.1
450,000
(1)(3)
Benefit Street Partners
CLO VIII Ltd. 2015-
8A A1BR, 6.450%,
(US0003M + 1.200%),
01/20/2031 438,630
0.0
5,000,000
(1)(3)
Benefit Street Partners
CLO XIV Ltd. 2018-14A
A2, 6.400%, (US0003M
+ 1.150%),
04/20/2031 4,881,465
0.1
7,550,000
(1)(3)
Benefit Street Partners
CLO XVIII Ltd. 2019-
18A A1R, 6.430%,
(US0003M + 1.170%),
10/15/2034 7,408,656
0.1
4,600,000
(1)(3)
Benefit Street Partners
CLO XXIII Ltd. 2021-
23A C, 7.455%,
(US0003M + 2.200%),
04/25/2034 4,467,704
0.1
2,000,000
(1)(3)
BlueMountain CLO
Ltd. 2014-2A A2R2,
6.650%, (US0003M +
1.400%),
10/20/2030 1,947,822
0.0
5,350,000
(1)(3)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.260%, (US0003M
+ 2.000%),
04/15/2034 5,057,087
0.1
6,418,750
(1)
Bojangles Issuer LLC
2020-1A A2, 3.832%,
10/20/2050 5,811,729
0.1
7,570,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A AR,
6.420%, (US0003M +
1.170%),
07/20/2034 7,400,031
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
4,400,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A CR,
7.250%, (US0003M +
2.000%),
07/20/2034 $ 4,126,672
0.1
6,600,000
(1)(3)
California Street CLO
IX L.P. 2012-9A CR3,
7.760%, (US0003M +
2.500%),
07/16/2032 6,335,571
0.1
3,250,000
(1)(3)
Carlyle Global Market
Strategies CLO
Ltd. 2014-1A A2R2,
6.390%, (US0003M +
1.130%),
04/17/2031 3,147,745
0.0
10,000,000
(1)(3)
Cedar Funding IV CLO
Ltd. 2014-4A CRR,
7.273%, (US0003M +
2.000%),
07/23/2034 9,464,260
0.1
11,200,000
(1)(3)
Cedar Funding VIII Clo
Ltd. 2017-8A A2R,
6.710%, (US0003M +
1.450%),
10/17/2034 10,904,925
0.1
37,149
(3)
Chase Funding Trust
Series 2003-5 2A2,
5.750%, (US0001M +
0.600%),
07/25/2033 35,481
0.0
3,000,000
(1)(3)
CIFC Funding Ltd.
2019-6A A2, 7.010%,
(US0003M + 1.750%),
01/16/2033 2,992,065
0.0
2,401,113
(1)
CLI Funding VI LLC
2020-1A A, 2.080%,
09/18/2045 2,082,600
0.0
7,594,524
(1)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 6,483,030
0.1
9,308,213
(1)
CLI Funding VIII LLC
2022-1A A, 2.720%,
01/18/2047 7,924,445
0.1
4,571,875
(1)
DB Master Finance LLC
2019-1A A23, 4.352%,
05/20/2049 4,187,118
0.1
2,358,125
(1)
DB Master Finance LLC
2019-1A A2II, 4.021%,
05/20/2049 2,206,658
0.0
15,563,000
(1)
DB Master Finance LLC
2021-1A A23, 2.791%,
11/20/2051 12,369,665
0.2
2,530,750
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2II, 4.328%,
07/25/2048 2,370,936
0.0
10,836,000
(1)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 9,496,850
0.1
11,564,000
(1)
Domino's Pizza Master
Issuer LLC 2021-
1A A2II, 3.151%,
04/25/2051 9,543,089
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,232,500
(1)
DRIVEN BRANDS
FUNDING LLC 2018-
1A A2, 4.739%,
04/20/2048 $ 2,141,989
0.0
5,601,375
(1)
DRIVEN BRANDS
FUNDING LLC 2019-
1A A2, 4.641%,
04/20/2049 5,281,864
0.1
5,368,250
(1)
DRIVEN BRANDS
FUNDING LLC 2021-
1A A2, 2.791%,
10/20/2051 4,424,572
0.1
6,400,000
(1)(3)
Dryden 49 Senior Loan
Fund 2017-49A CR,
7.312%, (US0003M +
2.050%),
07/18/2030 6,127,718
0.1
11,400,000
(1)(3)
Dryden 75 CLO
Ltd. 2019-75A CR2,
7.060%, (US0003M +
1.800%),
04/15/2034 10,715,373
0.1
8,000,000
(1)(3)
Eaton Vance Clo Ltd.
2015-1A A2R, 6.500%,
(US0003M + 1.250%),
01/20/2030 7,811,088
0.1
4,196,100
(1)
Five Guys Funding LLC
2017-1A A2, 4.600%,
07/25/2047 4,103,549
0.1
9,400,000
(1)(3)
Galaxy XXII CLO
Ltd. 2016-22A ARR,
6.460%, (US0003M +
1.200%),
04/16/2034 9,208,654
0.1
4,726,250
(1)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 4,493,908
0.1
549,138
(1)
HERO Funding Trust
2015-2A A, 3.990%,
09/20/2040 497,167
0.0
530,653
(1)
HERO Funding Trust
2016-2A A, 3.750%,
09/20/2041 476,192
0.0
1,324,340
(1)
HERO Funding Trust
2016-4A A2, 4.290%,
09/20/2047 1,199,875
0.0
3,318,957
(1)
JG Wentworth XLII LLC
2018-2A A, 3.960%,
10/15/2075 2,917,821
0.0
2,368,067
(1)
JGWPT XXXIII LLC
2014-3A A, 3.500%,
06/15/2077 2,015,837
0.0
6,000,000
(1)(3)
LCM 26 Ltd. 26A A2,
6.500%, (US0003M +
1.250%),
01/20/2031 5,833,068
0.1
5,000,000
(1)(3)
LCM XVIII L.P.
18A A2R, 6.470%,
(US0003M + 1.220%),
04/20/2031 4,826,535
0.1
11,900,000
(1)(3)
LCM XXIV Ltd. 24A
CR, 7.150%, (US0003M
+ 1.900%),
03/20/2030 11,361,263
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
8,291,618
(1)
Loanpal Solar Loan Ltd.
2021-2GS A, 2.220%,
03/20/2048 $ 6,031,141
0.1
6,150,000
(1)(3)
Madison Park Funding
XLVIII Ltd. 2021-48A
C, 7.265%, (US0003M
+ 2.000%),
04/19/2033 5,959,657
0.1
6,250,000
(1)(3)
Madison Park Funding
XXI Ltd. 2016-21A
ABRR, 6.660%,
(US0003M + 1.400%),
10/15/2032 6,135,894
0.1
1,400,000
(1)(3)
Madison Park Funding
XXVII Ltd. 2018-27A
B, 7.050%, (US0003M +
1.800%),
04/20/2030 1,336,916
0.0
235,803
(1)
Marlette Funding Trust
2019-2A C, 4.110%,
07/16/2029 235,597
0.0
679,152
(1)
Mill City Solar Loan Ltd.
2019-1A A, 4.340%,
03/20/2043 605,908
0.0
3,464,283
(1)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 2,965,889
0.0
2,429,816
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 2,222,076
0.0
4,126,684
(1)
Mosaic Solar Loan Trust
2018-2GS A, 4.200%,
02/22/2044 3,741,347
0.0
530,542
(1)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 470,625
0.0
2,941,561
(1)
Mosaic Solar Loan Trust
2019-2A A, 2.880%,
09/20/2040 2,569,851
0.0
3,803,129
(1)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 3,166,372
0.0
7,591,883
(1)
Mosaic Solar Loan Trust
2020-2A A, 1.440%,
08/20/2046 6,217,366
0.1
3,330,589
(1)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 2,608,171
0.0
1,454,122
(1)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 1,320,745
0.0
3,500,000
(1)(3)
Octagon Investment
Partners 32 Ltd.
2017-1A CR, 7.310%,
(US0003M + 2.050%),
07/15/2029 3,391,052
0.0
4,060,000
(1)(3)
Octagon Investment
Partners XV Ltd.
2013-1A A2R, 6.615%,
(US0003M + 1.350%),
07/19/2030 3,935,297
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
6,000,000
(1)(3)
Octagon Investment
Partners XXI Ltd.
2014-1A BR3, 7.071%,
(US0003M + 1.750%),
02/14/2031 $ 5,666,118
0.1
7,830,000
(1)(3)
OHA Credit Funding
3 Ltd. 2019-3A AR,
6.390%, (US0003M +
1.140%),
07/02/2035 7,725,446
0.1
6,650,000
(1)(3)
OHA Credit Funding
4 Ltd. 2019-4A AR,
6.423%, (US0003M +
1.150%),
10/22/2036 6,554,340
0.1
7,000,000
(1)(3)
OHA Credit Funding
7 Ltd. 2020-7A AR,
6.328%, (TSFR3M +
1.300%),
02/24/2037 6,864,914
0.1
5,750,000
(1)(3)
OHA Credit Funding
8 Ltd. 2021-8A C,
7.162%, (US0003M +
1.900%),
01/18/2034 5,502,072
0.1
6,700,000
(1)(3)
OHA Credit Funding
9 Ltd. 2021-9A C,
7.165%, (US0003M +
1.900%),
07/19/2035 6,442,231
0.1
10,700,000
(1)(3)
OHA Credit Partners
VII Ltd. 2012-7A CR3,
7.179%, (US0003M +
1.800%),
02/20/2034 10,310,327
0.1
544,165
(1)
Pagaya AI Debt
Selection Trust 2021-3
A, 1.150%,
05/15/2029 539,117
0.0
1,783,523
(1)
Pagaya AI Debt
Selection Trust 2021-
HG1 A, 1.220%,
01/16/2029 1,703,514
0.0
4,216,009
(1)
Pagaya AI Debt Trust
2022-1 A, 2.030%,
10/15/2029 4,104,869
0.1
5,800,000
(1)(3)
Palmer Square CLO
Ltd. 2021-1A B,
6.950%, (US0003M +
1.700%),
04/20/2034 5,533,409
0.1
7,550,000
(1)(3)
Palmer Square CLO
Ltd. 2021-3A A2,
6.660%, (US0003M +
1.400%),
01/15/2035 7,438,275
0.1
123,486
(3)
Popular ABS Mortgage
Pass-Through Trust
2005-D A5, 3.542%,
01/25/2036 120,658
0.0
4,885,875
(1)
Primrose Funding LLC
2019-1A A2, 4.475%,
07/30/2049 4,525,754
0.1
7,130,000
(1)(3)
Rad CLO 1 Ltd.
2018-1A CR, 7.010%,
(US0003M + 1.750%),
07/15/2031 6,820,401
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
6,000,000
(1)(3)
Rad CLO 6 Ltd.
2019-6A A2, 7.100%,
(US0003M + 1.850%),
01/20/2033 $ 5,872,524
0.1
9,150,000
(1)(3)
Rockland Park CLO Ltd.
2021-1A C, 7.150%,
(US0003M + 1.900%),
04/20/2034 8,708,156
0.1
2,350,000
(1)
SoFi Consumer Loan
Program Trust 2021-1
C, 1.610%,
09/25/2030 2,179,911
0.0
7,093,167
(1)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 6,446,533
0.1
3,930,000
(1)
Sonic Capital LLC
2021-1A A2II, 2.636%,
08/20/2051 2,949,006
0.0
18,000,000
(1)(3)
Sound Point Clo XVI
Ltd. 2017-2A CR,
7.455%, (US0003M +
2.200%),
07/25/2030 17,197,794
0.2
9,950,000
(1)(3)
Sound Point CLO XXIX
Ltd. 2021-1A C1,
7.555%, (US0003M +
2.300%),
04/25/2034 9,385,905
0.1
4,203,820
(1)
SUNNOVA HELIOS II
ISSUER LLC 2018-1A
A, 4.870%,
07/20/2048 3,862,245
0.1
3,252,389
(1)
Sunnova Helios V
Issuer LLC 2021-A A,
1.800%,
02/20/2048 2,725,573
0.0
13,691,032
(1)
Sunnova Helios XI
Issuer LLC 2023-A A,
5.300%,
05/20/2050 13,248,298
0.2
7,419,668
(1)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 5,861,533
0.1
9,007,333
(1)
Sunnova Sol III Issuer
LLC 2021-1 A,
2.580%,
04/28/2056 7,113,493
0.1
4,474,180
(1)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 4,201,456
0.1
4,269,150
(1)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 3,806,333
0.0
3,537,524
(1)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 3,132,667
0.0
8,450,000
(1)(3)
Symphony CLO XXVI
Ltd. 2021-26A CR,
7.250%, (US0003M +
2.000%),
04/20/2033 7,993,438
0.1
5,873,250
(1)
Taco Bell Funding LLC
2018-1A A2II, 4.940%,
11/25/2048 5,555,134
0.1
13,002,000
(1)
Taco Bell Funding LLC
2021-1A A23, 2.542%,
08/25/2051 10,147,872
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
5,000,000
(1)(3)
TCW CLO Ltd. 2017-
1A A2RR, 6.749%,
(US0003M + 1.450%),
10/29/2034 $ 4,751,580
0.1
13,150,000
(1)(3)
TCW CLO Ltd. 2021-1A
C, 7.150%, (US0003M
+ 1.900%),
03/18/2034 12,353,268
0.2
18,950,000
(1)(3)
Texas Debt Capital
CLO Ltd. 2023-1A A,
6.622%, (TSFR3M +
1.800%),
04/20/2036 18,953,847
0.2
5,888,000
(1)
Textainer Marine
Containers Ltd.
2021-3A A, 1.940%,
08/20/2046 4,859,684
0.1
5,002,012
(1)
Textainer Marine
Containers VII Ltd.
2021-1A A, 1.680%,
02/20/2046 4,225,092
0.1
4,500,000
(1)
Trafigura Securitisation
Finance PLC 2021-1A
A2, 1.080%,
01/15/2025 4,211,536
0.1
10,149,813
(1)
Triton Container
Finance VIII LLC
2021-1A A, 1.860%,
03/20/2046 8,532,773
0.1
3,487,050
(1)
Wendy's Funding LLC
2018-1A A2II, 3.884%,
03/15/2048 3,167,830
0.0
8,428,000
(1)
Wendy's Funding LLC
2021-1A A2II, 2.775%,
06/15/2051 6,758,584
0.1
10,000,000
(1)(3)
Wind River CLO Ltd.
2021-1A C, 7.200%,
(US0003M + 1.950%),
04/20/2034 9,243,590
0.1
15,572,625
(1)
ZAXBY'S FUNDING
LLC 2021-1A A2,
3.238%,
07/30/2051 13,027,979
0.2
619,067,807
8.0
Student Loan Asset-Backed Securities : 1 .1%
265,915
(1)
Commonbond Student
Loan Trust 2016-B B,
4.000%,
10/25/2040 236,361
0.0
712,225
(1)
Commonbond Student
Loan Trust-GS 2017-
BGS B, 3.260%,
09/25/2042 630,521
0.0
1,083,707
(1)
Commonbond Student
Loan Trust-GS 2018-
AGS A1, 3.210%,
02/25/2044 996,936
0.0
69,007
(1)
Commonbond Student
Loan Trust-GS 2018-
AGS C, 3.820%,
02/25/2044 56,292
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
1,293,260
(1)(3)
Commonbond Student
Loan Trust-GS 2018-
CGS A2, 5.950%,
(US0001M + 0.800%),
02/25/2046 $ 1,277,093
0.0
3,415,349
(1)
Commonbond Student
Loan Trust-GS 2020-
AGS A, 1.980%,
08/25/2050 2,902,030
0.0
1,752,498
(1)(3)
ELFI Graduate Loan
Program LLC 2021-A
B, 2.090%,
12/26/2046 1,464,241
0.0
452,715
(1)
Laurel Road Prime
Student Loan Trust
2017-B BFX, 3.020%,
08/25/2042 417,836
0.0
4,980,378
(1)
Laurel Road Prime
Student Loan Trust
2020-A A2FX, 1.400%,
11/25/2050 4,453,038
0.1
2,660,740
(1)
Navient Private
Education Refi Loan
Trust 2020-DA A,
1.690%,
05/15/2069 2,390,646
0.0
3,161,362
(1)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 2,799,237
0.0
4,120,756
(1)
Navient Private
Education Refi Loan
Trust 2021-BA A,
0.940%,
07/15/2069 3,561,982
0.1
1,850,000
(1)
Navient Private
Education Refi Loan
Trust 2021-FA B,
2.120%,
02/18/2070 1,191,982
0.0
2,700,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 2,291,020
0.0
1,450,000
(1)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 1,320,985
0.0
2,836,537
(1)
SMB Private Education
Loan Trust 2023-
A A1A, 5.380%,
01/15/2053 2,807,741
0.0
12,691,461
(1)
SMB Private Education
Loan Trust-A 2020-
PTA A2A, 1.600%,
09/15/2054 11,262,366
0.2
3,000,000
(1)(3)
Sofi Professional Loan
Program LLC 2017-C
B, 3.560%,
07/25/2040 2,811,157
0.0
3,250,000
(1)
Sofi Professional Loan
Program LLC 2018-A
B, 3.610%,
02/25/2042 2,914,058
0.1
3,000,000
(1)
Sofi Professional Loan
Program LLC 2019-
B BFX, 3.730%,
08/17/2048 2,603,030
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
3,900,000
(1)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 $ 3,468,883
0.1
8,000,000
(1)
Sofi Professional
Loan Program Trust
2018-B BFX, 3.830%,
08/25/2047 7,180,152
0.1
3,733,978
(1)
Sofi Professional Loan
Program Trust 2018-
C A2FX, 3.590%,
01/25/2048 3,576,139
0.1
5,800,000
(1)
Sofi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 5,240,579
0.1
1,746,620
(1)
Sofi Professional Loan
Program Trust 2018-
D A2FX, 3.600%,
02/25/2048 1,670,277
0.0
6,000,000
(1)
Sofi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 5,519,687
0.1
7,662,939
(1)
SoFi Professional
Loan Program Trust
2020-C AFX, 1.950%,
02/15/2046 6,869,310
0.1
81,913,579
1.1
Total Asset-Backed
Securities
(Cost $793,640,301)
728,453,719
9.4
COMMERCIAL MORTGAGE-BACKED SECURITIES : 5 .5%
99,058,183
(3)(6)
Bank 2019-BN19 XA,
1.080%,
08/15/2061 4,331,963
0.1
4,656,000
(1)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 3,189,741
0.0
29,080,799
(3)(6)
BANK 2017-BNK4 XA,
1.500%,
05/15/2050 1,115,196
0.0
167,655,000
(3)(6)
BANK 2017-BNK8 XB,
0.230%,
11/15/2050 1,229,607
0.0
3,600,000
(1)
BANK 2017-BNK9 D,
2.800%,
11/15/2054 2,148,491
0.0
181,278,533
(3)(6)
BANK 2018-BN14 XA,
0.645%,
09/15/2060 3,569,202
0.1
19,110,000
(1)(3)(6)
BANK 2018-BN14 XD,
1.764%,
09/15/2060 1,277,312
0.0
23,682,951
(3)(6)
BANK 2019-BN16 XA,
1.102%,
02/15/2052 980,022
0.0
1,000,000
(3)
BANK 2019-BN24 C,
3.635%,
11/15/2062 729,043
0.0
6,120,613
(3)(6)
BANK 2020-BN30 XA,
1.412%,
12/15/2053 412,856
0.0
92,840,000
(1)(3)(6)
BBCCRE Trust 2015-
GTP XA, 0.749%,
08/10/2033 1,056,872
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
8,200,000
(1)(3)
BBCMS Mortgage Trust
2021-AGW E, 8.343%,
(US0001M + 3.150%),
06/15/2036 $ 7,077,349
0.1
10,902,552
(3)(6)
BBCMS Mortgage Trust
2022-C17 XA, 1.325%,
09/15/2055 838,351
0.0
20,234,364
(3)(6)
BBCMS Trust 2021-
C10 XA, 1.415%,
07/15/2054 1,387,041
0.0
52,146,638
(3)(6)
Benchmark Mortgage
Trust 2019-B12 XA,
1.162%,
08/15/2052 1,979,708
0.0
35,307,386
(3)(6)
Benchmark Mortgage
Trust 2019-B9 XA,
1.189%,
03/15/2052 1,547,807
0.0
92,344,542
(3)(6)
Benchmark Mortgage
Trust 2020-B17 XA,
1.537%,
03/15/2053 5,140,086
0.1
109,752,389
(3)(6)
Benchmark Mortgage
Trust 2020-B19 XA,
1.882%,
09/15/2053 7,946,254
0.1
59,827,580
(3)(6)
Benchmark Mortgage
Trust 2020-B20 XA,
1.728%,
10/15/2053 4,233,513
0.1
47,392,632
(3)(6)
Benchmark Mortgage
Trust 2020-B21 XA,
1.561%,
12/17/2053 3,379,493
0.0
4,932,225
(3)(6)
Benchmark Mortgage
Trust 2021-B28 XA,
1.391%,
08/15/2054 338,278
0.0
1,000,000
(1)(3)
BLP Commercial
Mortgage Trust 2023-
IND D, 8.387%,
(TSFR1M + 3.240%),
03/15/2040 974,190
0.0
11,041,000
(1)(8)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 7,124,047
0.1
5,414,000
(1)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.512%,
05/25/2052 3,754,122
0.1
5,643,462
(1)(3)
BX Commercial
Mortgage Trust 2021-
21M E, 7.364%,
(US0001M + 2.171%),
10/15/2036 5,303,641
0.1
4,000,000
(1)(3)
BX Commercial
Mortgage Trust 2021-
IRON E, 7.611%,
(TSFR1M + 2.464%),
02/15/2038 3,707,252
0.1
3,426,590
(1)(3)
BX Commercial
Mortgage Trust 2021-
SOAR D, 6.594%,
(US0001M + 1.400%),
06/15/2038 3,295,147
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
750,108
(1)(3)
BX Commercial
Mortgage Trust 2021-
VOLT D, 6.843%,
(US0001M + 1.650%),
09/15/2036 $ 710,909
0.0
1,500,000
(1)(3)
BX Commercial
Mortgage Trust 2021-
VOLT F, 7.593%,
(US0001M + 2.400%),
09/15/2036 1,402,893
0.0
3,800,000
(1)(3)
BX Trust 2021-LBA
EJV, 7.261%, (TSFR1M
+ 2.114%),
02/15/2036 3,533,334
0.1
1,800,000
(1)(3)
BX Trust 2021-LBA
EV, 7.261%, (TSFR1M
+ 2.114%),
02/15/2036 1,673,684
0.0
1,000,000
(1)(3)
BX Trust 2021-SDMF
E, 6.780%, (US0001M +
1.587%),
09/15/2034 942,170
0.0
976,928
(1)(3)
BX Trust 2022-FOX2
C, 6.456%, (TSFR1M +
1.309%),
04/15/2039 919,231
0.0
1,180,000
(1)(3)
BX Trust 2022-LBA6
C, 6.747%, (TSFR1M +
1.600%),
01/15/2039 1,140,930
0.0
1,250,000
(1)(3)
BX Trust 2022-LBA6
D, 7.147%, (TSFR1M +
2.000%),
01/15/2039 1,205,875
0.0
71,968,072
(3)(6)
CCUBS Commercial
Mortgage Trust 2017-
C1 XA, 1.161%,
11/15/2050 2,427,681
0.0
20,729,978
(3)(6)
CD Mortgage Trust
2016-CD1 XA, 1.499%,
08/10/2049 612,423
0.0
45,113,000
(1)(3)(6)
CD Mortgage Trust
2016-CD1 XB, 0.826%,
08/10/2049 816,563
0.0
26,840,166
(3)(6)
CD Mortgage Trust
2017-CD4 XA, 1.380%,
05/10/2050 947,634
0.0
35,713,257
(3)(6)
Citigroup Commercial
Mortgage Trust 2016-
P4 XA, 2.050%,
07/10/2049 1,518,206
0.0
69,349,997
(3)(6)
Citigroup Commercial
Mortgage Trust 2017-
C4 XA, 1.173%,
10/12/2050 2,277,714
0.0
38,583,690
(3)(6)
Citigroup Commercial
Mortgage Trust 2017-
P8 XA, 1.011%,
09/15/2050 1,074,330
0.0
70,344,090
(3)(6)
Citigroup Commercial
Mortgage Trust 2018-
C5 XA, 0.828%,
06/10/2051 1,954,387
0.0
1,000,000
(1)
Citigroup Commercial
Mortgage Trust 2023-
SMRT D, 6.048%,
06/10/2028 943,478
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,146,982
(3)(6)
COMM Mortgage Trust
2012-CR4 XA, 1.327%,
10/15/2045 $ 8,360
0.0
27,260,000
(1)(3)(6)
COMM Mortgage Trust
2012-CR4 XB, 0.502%,
10/15/2045 52,203
0.0
4,640,000
(1)(3)
COMM Mortgage Trust
2013-CR10 E, 5.021%,
08/10/2046 3,896,313
0.1
9,645,000
(1)(3)
COMM Mortgage Trust
2013-CR10 F, 5.021%,
08/10/2046 7,457,733
0.1
89,789,494
(1)(3)(6)
COMM Mortgage Trust
2015-PC1 XA, 0.543%,
07/10/2050 538,037
0.0
56,076,061
(3)(6)
COMM Mortgage
Trust 2016-CR28 XA,
0.742%,
02/10/2049 762,043
0.0
32,945,731
(3)(6)
COMM Mortgage
Trust 2017-COR2 XA,
1.307%,
09/10/2050 1,221,705
0.0
8,261,000
(1)(3)
COMM Mortgage Trust
2020-CBM F, 3.754%,
02/10/2037 7,254,850
0.1
4,340,000
(1)(3)
CSAIL Commercial
Mortgage Trust 2017-
CX10 D, 4.315%,
11/15/2050 2,757,673
0.0
8,000,000
(1)(3)
CSWF 2021-SOP2 E,
8.560%, (US0001M +
3.367%),
06/15/2034 6,276,376
0.1
612,792
(1)(3)(7)
DBUBS Mortgage Trust
2011-LC2A F, 4.000%,
(US0001M + 3.650%),
07/10/2044 611,749
0.0
3,720,028
(1)(3)
Extended Stay America
Trust 2021-ESH E,
8.044%, (US0001M +
2.850%),
07/15/2038 3,614,857
0.1
15,475,323
(3)(6)
Freddie Mac Multifamily
ML Certificates 2021-
ML08 XUS, 1.869%,
07/25/2037 2,079,291
0.0
10,209,919
(1)(3)(6)
Freddie Mac Multifamily
ML Certificates 2021-
ML11 XUS, 0.770%,
03/25/2038 558,269
0.0
68,421,016
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K109 X1, 1.697%,
04/25/2030 5,693,210
0.1
100,935,816
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K119 X1, 1.024%,
09/25/2030 5,290,627
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
40,941,967
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K123 X1, 0.864%,
12/25/2030 $ 1,793,191
0.0
75,098,447
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K151 X1, 0.513%,
04/25/2030 1,446,141
0.0
13,297,757
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.629%,
05/25/2035 1,552,366
0.0
5,000,000
(1)(3)
FRR Re-REMIC
Trust 2018-C1 B725,
2.825%,
02/27/2050 4,746,512
0.1
5,000,000
(1)(8)
FRR Re-REMIC
Trust 2018-C1 C725,
0.000%,
02/27/2050 4,668,291
0.1
8,971,340
(1)(8)
FRR Re-REMIC
Trust 2018-C1 CK43,
0.000%,
02/27/2048 7,557,823
0.1
12,584,000
(1)(8)
GAM Re-REMIC
Trust 2021-FRR1 1B,
0.000%,
11/29/2050 8,570,141
0.1
15,763,000
(1)(8)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 10,421,179
0.1
12,445,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 8,916,865
0.1
18,282,000
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.021%,
11/27/2050 13,533,456
0.2
13,548,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 7,950,989
0.1
7,076,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 6,223,206
0.1
7,212,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 5,999,157
0.1
8,725,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 CK61,
0.000%,
11/27/2049 5,997,109
0.1
4,857,800
(1)
GAM RE-REMIC Trust
2022-FRR3 CK71,
1.400%,
11/27/2050 3,347,717
0.0
7,095,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 CK89,
0.000%,
01/27/2052 3,934,704
0.1
7,080,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 6,107,955
0.1
5,626,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 DK41,
0.000%,
10/27/2047 4,874,515
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,208,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 $ 5,887,963
0.1
11,599,000
(1)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.520%,
09/27/2051 8,313,211
0.1
8,825,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 7,523,310
0.1
10,728,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 9,015,493
0.1
6,689,324
(1)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.110%,
09/27/2051 5,596,830
0.1
7,409,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 4,315,728
0.1
8,821,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 7,367,715
0.1
8,724,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 6,927,044
0.1
4,400,000
(1)(3)
GS Mortgage Securities
Corp. Trust 2018-RIVR
F, 7.293%, (US0001M +
2.100%),
07/15/2035 1,627,655
0.0
22,827,817
(3)(6)
GS Mortgage Securities
Trust 2013-GC16 XA,
1.161%,
11/10/2046 47,700
0.0
53,237,710
(3)(6)
GS Mortgage Securities
Trust 2014-GC22 XA,
1.089%,
06/10/2047 237,821
0.0
57,167,301
(3)(6)
GS Mortgage Securities
Trust 2016-GS4 XA,
0.690%,
11/10/2049 843,018
0.0
67,241,644
(3)(6)
GS Mortgage Securities
Trust 2017-GS6 XA,
1.157%,
05/10/2050 2,099,150
0.0
500,000
(3)
GS Mortgage Securities
Trust 2018-GS9 B,
4.321%,
03/10/2051 441,002
0.0
77,490,146
(3)(6)
GS Mortgage Securities
Trust 2019-GC38 XA,
1.110%,
02/10/2052 3,099,339
0.0
7,345,454
(1)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust
2013-C16 E, 3.744%,
12/15/2046 6,662,630
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
76,404,649
(3)(6)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP4 XA, 0.712%,
12/15/2049 $ 1,146,203
0.0
650,000
(1)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
NYAH E, 7.033%,
(US0001M + 1.840%),
06/15/2038 561,328
0.0
6,363,797
(1)(3)
JPMBB Commercial
Mortgage Securities
Trust 2013-C15 D,
5.330%,
11/15/2045 5,960,338
0.1
6,470,000
(1)(3)
JPMBB Commercial
Mortgage Securities
Trust 2013-C17 F,
3.867%,
01/15/2047 3,407,901
0.0
6,344,224
(3)(6)
JPMBB Commercial
Mortgage Securities
Trust 2014-C19 XA,
0.719%,
04/15/2047 20,134
0.0
1,101,641
(3)(6)
JPMBB Commercial
Mortgage Securities
Trust 2015-C28 XA,
1.063%,
10/15/2048 14,696
0.0
496,412
(1)(3)
KIND Trust 2021-KIND
D, 7.561%, (TSFR1M +
2.414%),
08/15/2038 462,216
0.0
589,782
(1)(3)
Life Mortgage Trust
2021-BMR F, 7.611%,
(TSFR1M + 2.464%),
03/15/2038 559,809
0.0
36,498,311
(1)(3)(6)
LSTAR Commercial
Mortgage Trust 2017-5
X, 0.953%,
03/10/2050 674,301
0.0
10,449,849
(1)(3)
Med Trust 2021-MDLN
D, 7.194%, (US0001M
+ 2.000%),
11/15/2038 9,983,829
0.1
2,089,970
(1)(3)
Med Trust 2021-MDLN
F, 9.194%, (US0001M +
4.000%),
11/15/2038 1,980,104
0.0
4,340,000
(1)(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2013-C13 D,
5.050%,
11/15/2046 4,075,564
0.1
500,000
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C27 B,
4.644%,
12/15/2047 456,582
0.0
64,053,297
(3)(6)
Morgan Stanley Bank
of America Merrill
Lynch Trust 2014 C19
2014-C19 XA, 1.100%,
12/15/2047 531,037
0.0
37,453,852
(3)(6)
Morgan Stanley Capital
I 2017-HR2 XA,
0.994%,
12/15/2050 1,153,358
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
31,375,641
(3)(6)
Morgan Stanley Capital
I Trust 2021-L6 XA,
1.339%,
06/15/2054 $ 1,838,846
0.0
16,840,000
(1)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 13,038,380
0.2
14,290,000
(1)(3)
RFM Reremic Trust
2022-FRR1 AB60,
2.440%,
11/08/2049 11,489,594
0.2
19,500,000
(1)(3)
RFM Reremic Trust
2022-FRR1 AB64,
2.290%,
03/01/2050 15,307,286
0.2
5,260,000
(1)(8)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 3,916,578
0.1
6,590,000
(1)(8)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 4,639,208
0.1
6,190,000
(1)(8)
RFM Reremic Trust
2022-FRR1 CK64,
0.000%,
03/01/2050 4,199,636
0.1
1,000,000
(1)(3)
SMRT 2022-MINI C,
6.697%, (TSFR1M +
1.550%),
01/15/2039 955,679
0.0
874,667
(1)(3)
TTAN 2021-MHC D,
6.944%, (US0001M +
1.750%),
03/15/2038 851,728
0.0
768,944
(1)(3)
WFRBS Commercial
Mortgage Trust
2011-C5 E, 5.636%,
11/15/2044 748,375
0.0
3,920,000
(1)
WFRBS Commercial
Mortgage Trust 2013-
C17 E, 3.500%,
12/15/2046 3,456,556
0.1
2,000,000
(1)
WFRBS Commercial
Mortgage Trust 2014-
C21 D, 3.497%,
08/15/2047 1,447,531
0.0
71,433,986
(3)(6)
WFRBS Commercial
Mortgage Trust 2014-
C25 XA, 0.931%,
11/15/2047 544,206
0.0
Total Commercial
Mortgage-Backed
Securities
(Cost $470,900,841)
421,309,251
5.5
SOVEREIGN BONDS : 0 .4%
1,000,000  Colombia Government
International Bond,
3.125
%,
04/15/2031 756,500
0.0
350,000  Colombia Government
International Bond,
3.875
%,
04/25/2027 318,121
0.0
3,000,000  Mexico Government
International Bond,
3.750
%,
04/19/2071 2,008,668
0.0
1,750,000  Mexico Government
International Bond,
3.771
%,
05/24/2061 1,194,236
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
1,346,000  Mexico Government
International Bond,
6.338
%,
05/04/2053 $ 1,374,478
0.0
2,500,000
(1)(2)
Morocco Government
International Bond,
2.375
%,
12/15/2027 2,188,140
0.0
1,450,000
(1)
Morocco Government
International Bond,
4.000
%,
12/15/2050 978,388
0.0
3,400,000  Oman Government
International Bond,
6.000
%,
08/01/2029 3,407,810
0.1
3,000,000
(2)
Panama Government
International Bond,
3.298
%,
01/19/2033 2,515,110
0.1
3,375,000  Peruvian Government
International Bond,
1.862
%,
12/01/2032 2,606,445
0.1
2,525,000  Peruvian Government
International Bond,
2.780
%,
12/01/2060 1,550,501
0.0
8,700,000  Republic of South
Africa Government
International Bond,
4.850
%,
09/30/2029 7,669,903
0.1
EUR
2,050,000
(1)
Romanian Government
International Bond,
2.625
%,
12/02/2040 1,366,101
0.0
2,600,000
(9)
Russian Foreign Bond
- Eurobond,
4.250
%,
06/23/2027 1,131,000
0.0
2,450,000
(1)(2)
Saudi Government
International Bond,
3.450
%,
02/02/2061 1,727,600
0.0
500,000
(9)
Ukraine Government
International Bond,
7.375
%,
09/25/2034 117,375
0.0
10,400,000
(9)
Ukraine Government
International Bond,
7.750
%,
09/01/2027 2,510,144
0.0
1,890,000
(9)
Ukraine Government
International Bond,
7.750
%,
09/01/2028 457,635
0.0
850,000
(9)
Ukraine Government
International Bond,
7.750
%,
09/01/2029 205,220
0.0
389,000
(9)
Ukraine Government
International Bond,
9.750
%,
11/01/2030 97,481
0.0
1,500,000
(9)
Ukraine Government
International Bond
regs,
7.750
%,
09/01/2025 382,988
0.0
Total Sovereign Bonds
(Cost $56,332,471)
34,563,844
0.4
PURCHASED OPTIONS
(10)
: 0.0%
Total Purchased
Options
(Cost $2,970,430)
1,109,535
0.0
Principal
Amount† Value
Percentage
of Net
Assets
PURCHASED OPTIONS
(10)
: (continued)
Total Long-Term
Investments
(Cost $8,089,941,929)
$ 7,452,210,988
96.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4 .0%
Commercial Paper : 2 .9%
14,000,000  Agilent Technologies,
5.290
%,
07/06/2023 13,987,846
0.2
5,348,000  Concord Minutemen
Capital Co.,
5.160
%,
07/05/2023 5,344,224
0.1
11,000,000  Dominion Energy, Inc.,
5.300
%,
07/10/2023 10,984,050
0.2
19,200,000  Dominion Energy, Inc.,
5.330
%,
07/13/2023 19,163,600
0.3
11,000,000
Duke Energy,
5.410
%,
07/18/2023 10,970,740
0.1
17,950,000  Enbridge (US) Inc.,
5.580
%,
07/19/2023 17,898,056
0.2
16,050,000
Fiserv, Inc.,
5.360
%,
07/13/2023 16,019,398
0.2
23,400,000
General Mills,
5.330
%,
07/11/2023 23,362,463
0.3
20,000,000
HP, Inc.,
5.350
%,
07/14/2023 19,959,027
0.3
4,100,000  Parker-Hannifin Corp.,
5.430
%,
08/01/2023 4,080,557
0.1
37,200,000  Sherwin-Williams Co.,
5.240
%,
07/05/2023 37,173,319
0.5
10,000,000  UnitedHealthcare,
5.140
%,
07/03/2023 9,995,778
0.1
25,000,000  UnitedHealthcare,
5.140
%,
07/05/2023 24,982,420
0.3
Total Commercial Paper
(Cost $213,952,168)
213,921,478
2.9
Repurchase Agreements : 1 .0%
2,981,258
(11)
Bethesda Securities,
LLC, Repurchase
Agreement dated
06/30/2023, 5.160%,
due 07/03/2023
(Repurchase
Amount $2,982,522,
collateralized by various
U.S. Government
Agency Obligations,
3.062%-6.000%, Market
Value plus accrued
interest $3,040,883, due
08/01/28-02/01/53)
2,981,258
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements: (continued)
14,861,950
(11)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
06/30/2023, 5.080%,
due 07/03/2023
(Repurchase Amount
$14,868,155,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$15,159,189, due
10/13/23-02/20/73)
$ 14,861,950
0.2
4,187,965
(11)
CF Secured,
LLC, Repurchase
Agreement dated
06/30/2023, 5.080%,
due 07/03/2023
(Repurchase
Amount $4,189,714,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.875%, Market Value
plus accrued interest
$4,271,724, due
07/20/23-04/20/73)
4,187,965
0.1
13,884,057
(11)
Citadel Securities LLC,
Repurchase Agreement
dated 06/30/2023,
5.110%, due 07/03/2023
(Repurchase Amount
$13,889,888,
collateralized by various
U.S. Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$14,167,776, due
07/15/23-02/15/53)
13,884,057
0.2
2,783,391
(11)
Industrial And
Commercial
Bank Of China
Financial Services
LLC, Repurchase
Agreement dated
06/30/2023, 5.090%,
due 07/03/2023
(Repurchase
Amount $2,784,555,
collateralized by various
U.S. Government
Securities, 0.000%-
7.625%, Market Value
plus accrued interest
$2,839,059, due
07/05/23-05/15/53)
2,783,391
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements: (continued)
6,434,544
(11)
Mirae Asset Securities
(USA) Inc., Repurchase
Agreement dated
06/30/2023, 5.160%,
due 07/03/2023
(Repurchase
Amount $6,437,273,
collateralized by various
U.S. Government
Agency Obligations,
1.500%-7.145%, Market
Value plus accrued
interest $6,566,057, due
06/26/26-03/20/73)
$ 6,434,544
0.1
14,000,000
(11)
National Bank Financial
Inc., Repurchase
Agreement dated
06/30/2023, 5.090%,
due 07/03/2023
(Repurchase Amount
$14,005,857,
collateralized by various
U.S. Government
Securities, 0.500%-
4.000%, Market Value
plus accrued interest
$14,280,000, due
07/03/23-09/09/49)
14,000,000
0.2
249,000
(11)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
06/30/2023, 5.060%,
due 07/03/2023
(Repurchase Amount
$249,104, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market
Value plus accrued
interest $253,980, due
07/31/23-05/20/53)
249,000
0.0
2,176,713
(11)
Santander U.S.
Capital Markets LLC,
Repurchase Agreement
dated 06/30/2023,
5.110%, due 07/03/2023
(Repurchase
Amount $2,177,627,
collateralized by various
U.S. Government
Agency Obligations,
0.000%-7.000%, Market
Value plus accrued
interest $2,220,247, due
07/06/23-07/01/53)
2,176,713
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements: (continued)
19,096,498
(11)
State Of Wisconsin
Investment Board,
Repurchase
Agreement dated
06/30/2023, 5.150%,
due 07/03/2023
(Repurchase Amount
$19,104,581,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$19,478,883, due
07/15/25-02/15/51)
$ 19,096,498
0.2
Total Repurchase
Agreements
(Cost $80,655,376)
80,655,376
1.0
Time Deposits : 0 .1%
2,170,000
(11)
Barclays Bank PLC,
5.090
%,
07/03/2023 2,170,000
0.1
2,140,000
(11)
Canadian Imperial Bank
of Commerce,
5.060
%,
07/03/2023 2,140,000
0.0
2,110,000
(11)
Landesbank Baden-
Wurttemberg,
5.070
%,
07/03/2023 2,110,000
0.0
Total Time Deposits
(Cost $6,420,000)
6,420,000
0.1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.0%
Mutual Funds: 0.0%
2,624,000
(12)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.030%
(Cost $2,624,000)
2,624,000
0.0
Total Short-Term
Investments
(Cost $303,651,544)
303,620,854
4.0
Total Investments in
Securities
(Cost $8,393,593,473) $ 7,755,831,842 100.6
Liabilities in Excess of
Other Assets
(44,334,688) (0.6)
Net Assets $ 7,711,497,154 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(10)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)
Rate shown is the 7-day yield as of June 30, 2023.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2023.
(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(5)
Represents or includes a TBA transaction.
(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)
Defaulted security.
Currency Abbreviations:
EUR EU Euro
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR
US0003M 3-month LIBOR
US0012M 12-month LIBOR

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 2,371,666,226 $ — $ 2,371,666,226
U.S. Government Agency Obligations — 1,504,698,070 — 1,504,698,070
Collateralized Mortgage Obligations — 1,291,506,300 — 1,291,506,300
U.S. Treasury Obligations — 1,098,904,043 — 1,098,904,043
Asset-Backed Securities — 728,453,719 — 728,453,719
Commercial Mortgage-Backed Securities — 420,697,502 611,749 421,309,251
Sovereign Bonds — 34,563,844 — 34,563,844
Purchased Options — 1,109,535 — 1,109,535
Short-Term Investments 2,624,000 300,996,854 — 303,620,854
Total Investments, at fair value $ 2,624,000 $ 7,752,596,093 $ 611,749 $ 7,755,831,842
Other Financial Instruments+
Centrally Cleared Interest Rate Swap — 14,999,994 — 14,999,994
Forward Foreign Currency Contracts — 1,694 — 1,694
Forward Premium Swaptions — 1,711,980 — 1,711,980
Futures 6,019,007 — — 6,019,007
Total Assets $ 8,643,007 $ 7,769,309,761 $ 611,749 $ 7,778,564,517
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swap $ — $ (20,708,357) $ — $ (20,708,357)
Forward Foreign Currency Contracts — (1,460) — (1,460)
Forward Premium Swaptions — (2,794,743) — (2,794,743)
Futures (1,198,905) — — (1,198,905)
Written Options — (23,303,988) — (23,303,988)
Total Liabilities $ (1,198,905) $ (46,808,548) $ — $ (48,007,453)
+ Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2023, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 2,910,823 USD 3,185,194 Barclays Bank PLC 08/18/23 $ (1,460)
USD 4,745,986 EUR 4,337,609 Standard Chartered Bank 08/18/23 1,694
$ 234
At June 30, 2023, the following futures contracts were outstanding for Voya Intermediate Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 1,322 09/29/23 $ 268,820,437 $ (1,065,067)
U.S. Treasury Long Bond 282 09/20/23 35,787,563 (133,081)
U.S. Treasury Ultra Long Bond 2,496 09/20/23 340,002,000 1,399,599
$ 644,610,000 $ 201,451
Short Contracts:
U.S. Treasury 10-Year Note (64) 09/20/23 (7,185,000) (757)
U.S. Treasury 5-Year Note (1,378) 09/29/23 (147,575,187) 1,013,698
U.S. Treasury Ultra 10-Year Note (2,996) 09/20/23 (354,838,750) 3,605,710
$ (509,598,937) $ 4,618,651

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
At June 30, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Secured Overnight Financing Rate Annual 3.406 Annual 09/13/33 USD 4,803,000 $ (40,633) $ (40,633)
Pay 1-day Secured Overnight Financing Rate Annual 2.988 Annual 03/16/33 USD 7,860,000 (44,530) (44,530)
Pay 1-day Secured Overnight Financing Rate Annual 3.435 Annual 08/23/33 USD 8,786,000 (64,150) (64,150)
Pay 1-day Secured Overnight Financing Rate Annual 3.415 Annual 08/23/33 USD 9,104,000 (81,492) (81,492)
Pay 1-day Secured Overnight Financing Rate Annual 3.216 Annual 05/12/33 USD 10,933,422 (338,593) (338,593)
Pay 1-day Secured Overnight Financing Rate Annual 3.421 Annual 09/13/33 USD 15,720,000 (114,017) (114,017)
Pay 1-day Secured Overnight Financing Rate Annual 3.405 Annual 09/13/33 USD 16,506,000 (141,624) (141,624)
Pay 1-day Secured Overnight Financing Rate Annual 3.392 Annual 09/13/33 USD 19,650,000 (189,647) (189,647)
Pay 1-day Secured Overnight Financing Rate Annual 3.214 Annual 05/12/33 USD 21,866,844 (680,847) (680,847)
Pay 1-day Secured Overnight Financing Rate Annual 3.212 Annual 05/12/33 USD 22,742,313 (712,310) (712,310)
Pay 1-day Secured Overnight Financing Rate Annual 3.164 Annual 05/12/33 USD 23,855,000 (843,223) (843,223)
Pay 1-day Secured Overnight Financing Rate Annual 3.139 Annual 05/12/33 USD 25,841,220 (967,388) (967,388)
Pay 1-day Secured Overnight Financing Rate Annual 3.233 Annual 05/12/33 USD 25,843,000 (764,657) (764,657)
Pay 1-day Secured Overnight Financing Rate Annual 4.472 Annual 02/20/25 USD 25,904,000 (64,482) (64,482)
Pay 1-day Secured Overnight Financing Rate Annual 3.456 Annual 05/17/33 USD 30,216,000 (325,865) (325,865)
Pay 1-day Secured Overnight Financing Rate Annual 3.085 Annual 05/10/33 USD 31,806,000 (1,336,083) (1,336,083)
Pay 1-day Secured Overnight Financing Rate Annual 3.200 Annual 05/12/33 USD 31,806,000 (1,028,617) (1,028,617)
Pay 1-day Secured Overnight Financing Rate Annual 3.332 Annual 02/20/25 USD 34,346,016 (452,319) (452,319)
Pay 1-day Secured Overnight Financing Rate Annual 3.289 Annual 05/10/33 USD 43,733,251 (1,094,944) (1,094,944)
Pay 1-day Secured Overnight Financing Rate Annual 3.065 Annual 05/11/33 USD 44,528,000 (1,942,684) (1,942,684)
Pay 1-day Secured Overnight Financing Rate Annual 3.058 Annual 05/10/33 USD 49,696,000 (2,198,125) (2,198,125)
Pay 1-day Secured Overnight Financing Rate Annual 3.483 Annual 05/10/33 USD 59,635,973 (530,731) (530,731)
Pay 1-day Secured Overnight Financing Rate Annual 4.362 Annual 02/20/25 USD 68,168,000 (239,791) (239,791)
Pay 1-day Secured Overnight Financing Rate Annual 2.995 Annual 06/09/33 USD 79,516,000 (3,804,139) (3,804,139)
Pay 1-day Secured Overnight Financing Rate Annual 3.270 Annual 02/20/25 USD 157,310,000 (2,163,325) (2,163,325)
Receive 1-day Secured Overnight Financing Rate Annual 3.319 Annual 10/13/33 USD 2,183,000 30,222 30,222
Receive 1-day Secured Overnight Financing Rate Annual 3.405 Annual 08/23/33 USD 3,936,000 38,463 38,463
Receive 1-day Secured Overnight Financing Rate Annual 3.506 Annual 10/13/33 USD 5,455,000 (8,020) (8,020)
Receive 1-day Secured Overnight Financing Rate Annual 3.475 Annual 10/13/33 USD 6,001,000 6,298 6,298
Receive 1-day Secured Overnight Financing Rate Annual 3.147 Annual 10/13/33 USD 7,637,000 213,441 213,441
Receive 1-day Secured Overnight Financing Rate Annual 3.445 Annual 10/13/33 USD 7,639,000 27,189 27,189
Receive 1-day Secured Overnight Financing Rate Annual 3.427 Annual 09/13/33 USD 9,606,000 64,793 64,793
Receive 1-day Secured Overnight Financing Rate Annual 3.463 Annual 08/23/33 USD 12,724,000 63,032 63,032
Receive 1-day Secured Overnight Financing Rate Annual 3.337 Annual 05/11/33 USD 16,698,072 350,378 350,378
Receive 1-day Secured Overnight Financing Rate Annual 3.172 Annual 05/16/33 USD 17,096,000 588,469 588,469
Receive 1-day Secured Overnight Financing Rate Annual 3.408 Annual 08/23/33 USD 17,890,000 169,183 169,183
Receive 1-day Secured Overnight Financing Rate Annual 3.543 Annual 08/23/33 USD 19,084,000 (31,572) (31,572)
Receive 1-day Secured Overnight Financing Rate Annual 3.689 Annual 05/12/33 USD 21,866,000 (183,915) (183,915)
Receive 1-day Secured Overnight Financing Rate Annual 3.598 Annual 05/12/33 USD 21,868,000 (17,482) (17,482)
Receive 1-day Secured Overnight Financing Rate Annual 3.296 Annual 05/12/33 USD 23,854,000 581,318 581,318
Receive 1-day Secured Overnight Financing Rate Annual 3.483 Annual 05/12/33 USD 33,794,000 296,690 296,690
Receive 1-day Secured Overnight Financing Rate Annual 3.525 Annual 09/13/33 USD 37,553,000 (51,017) (51,017)
Receive 1-day Secured Overnight Financing Rate Annual 4.426 Annual 02/20/25 USD 43,260,000 126,407 126,407
Receive 1-day Secured Overnight Financing Rate Annual 4.369 Annual 02/20/25 USD 52,436,000 181,105 181,105
Receive 1-day Secured Overnight Financing Rate Annual 3.643 Annual 05/12/33 USD 55,661,000 (252,135) (252,135)
Receive 1-day Secured Overnight Financing Rate Annual 4.258 Annual 02/20/25 USD 56,108,000 252,083 252,083
Receive 1-day Secured Overnight Financing Rate Annual 3.718 Annual 02/20/25 USD 61,352,000 586,186 586,186
Receive 1-day Secured Overnight Financing Rate Annual 4.073 Annual 02/20/25 USD 68,168,000 424,444 424,444
Receive 1-day Secured Overnight Financing Rate Annual 4.116 Annual 02/20/25 USD 68,168,000 396,993 396,993
Receive 1-day Secured Overnight Financing Rate Annual 3.564 Annual 02/20/25 USD 68,954,000 757,938 757,938
Receive 1-day Secured Overnight Financing Rate Annual 4.464 Annual 02/20/25 USD 92,813,000 238,288 238,288
Receive 1-day Secured Overnight Financing Rate Annual 3.559 Annual 02/20/25 USD 107,495,000 1,186,674 1,186,674
Receive 1-day Secured Overnight Financing Rate Annual 4.586 Annual 02/20/25 USD 110,118,000 156,307 156,307
Receive 1-day Secured Overnight Financing Rate Annual 4.711 Annual 02/20/25 USD 131,089,000 33,172 33,172
Receive 1-day Secured Overnight Financing Rate Annual 3.180 Annual 05/11/33 USD 133,188,000 4,534,434 4,534,434
Receive 1-day Secured Overnight Financing Rate Annual 3.292 Annual 05/12/33 USD 149,885,000 3,696,487 3,696,487
$ (5,708,363) $ (5,708,363)

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
At June 30, 2023, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call JPY vs. Put USD BNP Paribas 02/27/25 107.500 USD 19,009,400 $ 942,866 $ 126,516
$ 942,866 126,516
At June 30, 2023, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 10-Year Interest
Rate Swap
(1)
BNP Paribas Receive 2.225%
1-day Secured Overnight
Financing Rate 05/16/24 USD 101,802,400 $ 1,102,859 $ 541,494
Call on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 2.213%
1-day Secured Overnight
Financing Rate 05/16/24 USD 84,835,300 924,705 441,525
$ 2,027,564 983,019
At June 30, 2023, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(1)
Bank of America N.A. Pay 3.550%
1-day Secured Overnight
Financing Rate 09/11/23 USD 43,667,000 $ 1,181,192 $ (712,205)
Call on 10-Year Interest
Rate Swap
(1)
BNP Paribas Pay 3.033%
1-day Secured Overnight
Financing Rate 10/11/23 USD 54,553,000 1,463,384 (309,418)
Call on 10-Year Interest
Rate Swap
(1)
Citibank N.A. Pay 3.540%
1-day Secured Overnight
Financing Rate 09/11/23 USD 87,334,000 2,362,385 (1,387,743)
Call on 10-Year Interest
Rate Swap
(1)
Goldman Sachs
& Co. Pay 3.460%
1-day Secured Overnight
Financing Rate 08/21/23 USD 79,516,000 2,007,779 (769,472)
Call on 10-Year Interest
Rate Swap
(1)
Goldman Sachs
International Pay 3.570%
1-day Secured Overnight
Financing Rate 09/07/23 USD 43,667,000 1,166,455 (726,528)
Call on 1-Year Interest
Rate Swap
(1)
Barclays Bank PLC Pay 4.170%
1-day Secured Overnight
Financing Rate 02/16/24 USD 262,182,000 1,233,566 (629,495)
Call on 1-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services LLC Pay 3.520%
1-day Secured Overnight
Financing Rate 01/24/24 USD 524,367,000 2,282,308 (547,279)
Put on 10-Year Interest
Rate Swap
(2)
Bank of America N.A. Receive 3.550%
1-day Secured Overnight
Financing Rate 09/11/23 USD 43,667,000 1,181,192 (639,629)
Put on 10-Year Interest
Rate Swap
(2)
BNP Paribas Receive 3.033%
1-day Secured Overnight
Financing Rate 10/11/23 USD 54,553,000 1,463,384 (2,430,904)
Put on 10-Year Interest
Rate Swap
(2)
BNP Paribas Receive 4.050%
1-day Secured Overnight
Financing Rate 05/16/24 USD 101,802,400 1,102,859 (1,324,984)
Put on 10-Year Interest
Rate Swap
(2)
Citibank N.A. Receive 3.540%
1-day Secured Overnight
Financing Rate 09/11/23 USD 87,334,000 2,362,385 (1,314,062)
Put on 10-Year Interest
Rate Swap
(2)
Goldman Sachs
& Co. Receive 3.460%
1-day Secured Overnight
Financing Rate 08/21/23 USD 79,516,000 2,007,779 (1,320,536)
Put on 10-Year Interest
Rate Swap
(2)
Goldman Sachs
International Receive 3.570%
1-day Secured Overnight
Financing Rate 09/07/23 USD 43,667,000 1,166,455 (587,085)
Put on 10-Year Interest
Rate Swap
(2)
JPMorgan Chase
Bank N.A. Receive 4.050%
1-day Secured Overnight
Financing Rate 05/16/24 USD 84,835,300 924,705 (1,104,152)
Put on 1-Year Interest
Rate Swap
(2)
Barclays Bank PLC Receive 4.170%
1-day Secured Overnight
Financing Rate 02/16/24 USD 262,182,000 1,233,566 (2,181,838)
Put on 1-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Receive 3.520%
1-day Secured Overnight
Financing Rate 01/24/24 USD 524,367,000 2,282,308 (7,318,658)
$ 25,421,702 (23,303,988)
At June 30, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond
Fund:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 39,935,000 $ 6,988,625 $ 587
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.700% Receive
1-day Secured Overnight
Financing Rate 05/28/27 USD 66,490,400 11,768,801 (92,876)

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Fund
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 61,700,000 $ 11,106,000 $ (239,897)
$ 29,863,426 (332,186)
At June 30, 2023, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap
Goldman Sachs
International 3.900% Pay
1-day Secured Overnight
Financing Rate 06/17/24 USD 462,434,000 $ 2,637,029 $ 339,825
Call on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.800% Pay
1-day Secured Overnight
Financing Rate 06/12/24 USD 462,434,000 2,826,256 936,002
Call on 5-Year Interest
Rate Swap Bank of America N.A. 3.038% Pay
1-day Secured Overnight
Financing Rate 03/27/28 USD 21,832,000 925,677 88,258
Call on 5-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.060% Pay
1-day Secured Overnight
Financing Rate 03/14/28 USD 43,667,000 56,563 253,933
Put on 1-Year Interest
Rate Swap
Goldman Sachs
International 3.900% Receive
1-day Secured Overnight
Financing Rate 06/17/24 USD 462,434,000 2,637,030 (1,147,925)
Put on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.800% Receive
1-day Secured Overnight
Financing Rate 06/12/24 USD 462,434,000 2,826,256 (1,303,351)
Put on 5-Year Interest
Rate Swap Bank of America N.A. 3.038% Receive
1-day Secured Overnight
Financing Rate 03/27/28 USD 21,832,000 925,677 (10,694)
Put on 5-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.060% Receive
1-day Secured Overnight
Financing Rate 03/14/28 USD 43,667,000 1,902,872 93,375
$ 14,737,360 (750,577)
Currency Abbreviations:
EUR EU Euro
USD United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 113,519,416
Gross Unrealized Depreciation (670,957,857)
Net Unrealized Depreciation $ (557,438,441)